UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	APRIL 30, 2015

All Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGTX	5.80%	16.47%	13.45%	12.30%	11.61%	11/25/83
Russell 3000 Growth Index	—	6.59%	16.50%	15.44%	9.68%	10.07%(2)	—
Institutional Class	ACAJX	5.89%	16.69%	—	—	18.61%	9/30/11
A Class	ACAQX						9/30/11
No sales charge*		5.66%	16.19%	—	—	18.09%
With sales charge*		-0.41%	9.51%	—	—	16.16%
C Class	ACAHX						9/30/11
No sales charge*		5.28%	15.33%	—	—	17.21%
With sales charge*		4.38%	15.33%	—	—	17.21%
R Class	ACAWX	5.54%	15.89%	—	—	17.80%	9/30/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since November 30, 1983, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	5.8%
Google, Inc.*	4.7%
Electronic Arts, Inc.	4.2%
Actavis plc	3.8%
Comcast Corp., Class A	3.1%
Lowe's Cos., Inc.	2.5%
Mondelez International, Inc., Class A	2.3%
Facebook, Inc., Class A	2.3%
Gilead Sciences, Inc.	2.2%
FedEx Corp.	2.2%
*Includes all classes of the issuer.

Top Five Industries	% of net assets
Internet Software and Services	9.3%
Software	7.2%
Media	6.2%
Specialty Retail	6.0%
Biotechnology	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,058.00	$5.10	1.00%
Institutional Class	$1,000	$1,058.90	$4.08	0.80%
A Class	$1,000	$1,056.60	$6.37	1.25%
C Class	$1,000	$1,052.80	$10.18	2.00%
R Class	$1,000	$1,055.40	$7.64	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.0%
Esterline Technologies Corp.(1)	99,301	$11,051,208
Air Freight and Logistics — 2.2%
FedEx Corp.	145,080	24,601,216
Airlines — 0.5%
Spirit Airlines, Inc.(1)	80,727	5,527,378
Banks — 0.9%
SVB Financial Group(1)	79,649	10,574,201
Beverages — 3.2%
Boston Beer Co., Inc. (The), Class A(1)	13,229	3,278,146
Brown-Forman Corp., Class B	106,205	9,582,877
Constellation Brands, Inc., Class A(1)	194,873	22,593,576
		35,454,599
Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc.(1)	58,344	9,873,555
Biogen Idec, Inc.(1)	39,015	14,588,879
Gilead Sciences, Inc.(1)	245,705	24,695,810
Regeneron Pharmaceuticals, Inc.(1)	21,175	9,686,715
Vertex Pharmaceuticals, Inc.(1)	57,827	7,128,913
		65,973,872
Capital Markets — 2.2%
Charles Schwab Corp. (The)	307,154	9,368,197
Morgan Stanley	402,950	15,034,064
		24,402,261
Chemicals — 1.9%
Monsanto Co.	182,400	20,786,304
Communications Equipment — 2.7%
Cisco Systems, Inc.	493,352	14,223,338
Motorola Solutions, Inc.	191,767	11,458,078
Palo Alto Networks, Inc.(1)	31,749	4,689,963
		30,371,379
Consumer Finance — 0.8%
Discover Financial Services	144,633	8,384,375
Diversified Financial Services — 0.6%
McGraw-Hill Cos., Inc. (The)	59,351	6,190,309
Diversified Telecommunication Services — 0.2%
Zayo Group Holdings, Inc.(1)	94,101	2,498,382
Electrical Equipment — 0.6%
Acuity Brands, Inc.	40,610	6,779,839
Food and Staples Retailing — 2.6%
Costco Wholesale Corp.	130,343	18,645,566

7

	Shares	Value
United Natural Foods, Inc.(1)	51,161	$3,451,321
Whole Foods Market, Inc.	134,098	6,404,521
		28,501,408
Food Products — 3.6%
Hain Celestial Group, Inc. (The)(1)	89,448	5,388,347
Hershey Co. (The)	94,478	8,684,418
Mondelez International, Inc., Class A	671,329	25,758,894
		39,831,659
Health Care Equipment and Supplies — 2.9%
DexCom, Inc.(1)	25,443	1,719,183
Intuitive Surgical, Inc.(1)	14,668	7,275,035
Teleflex, Inc.	187,066	23,001,635
		31,995,853
Health Care Providers and Services — 3.7%
AmerisourceBergen Corp.	104,401	11,933,034
HCA Holdings, Inc.(1)	66,075	4,890,211
McKesson Corp.	66,793	14,921,556
Team Health Holdings, Inc.(1)	155,737	9,277,253
		41,022,054
Hotels, Restaurants and Leisure — 2.6%
Jack in the Box, Inc.	35,451	3,076,083
La Quinta Holdings, Inc.(1)	163,390	3,934,431
Noodles & Co.(1)	61,901	1,239,258
Starbucks Corp.	427,727	21,206,705
		29,456,477
Household Durables — 0.4%
Harman International Industries, Inc.	31,699	4,132,916
Household Products — 0.6%
Procter & Gamble Co. (The)	90,172	7,169,576
Internet and Catalog Retail — 1.5%
Priceline Group, Inc. (The)(1)	9,743	12,059,983
TripAdvisor, Inc.(1)	51,837	4,172,360
		16,232,343
Internet Software and Services — 9.3%
Alibaba Group Holding Ltd. ADR(1)	57,876	4,704,740
CoStar Group, Inc.(1)	43,372	8,866,538
Facebook, Inc., Class A(1)	319,238	25,146,377
Google, Inc., Class A(1)	64,705	35,508,163
Google, Inc., Class C(1)	30,462	16,368,661
LinkedIn Corp., Class A(1)	29,106	7,338,496
Twitter, Inc.(1)	160,216	6,242,015
		104,174,990
IT Services — 3.3%
Alliance Data Systems Corp.(1)	51,382	15,276,382
MasterCard, Inc., Class A	242,285	21,856,530
		37,132,912

8

	Shares	Value
Leisure Products — 0.5%
Polaris Industries, Inc.	43,400	$5,944,064
Machinery — 3.4%
Flowserve Corp.	156,436	9,156,199
Ingersoll-Rand plc	211,899	13,951,430
Middleby Corp.(1)	141,000	14,288,940
		37,396,569
Media — 6.2%
Comcast Corp., Class A	603,362	34,850,189
Time Warner, Inc.	131,123	11,068,093
Twenty-First Century Fox, Inc.	680,004	23,174,536
		69,092,818
Multiline Retail — 1.7%
Dollar Tree, Inc.(1)	104,392	7,976,593
Target Corp.	145,610	11,478,436
		19,455,029
Oil, Gas and Consumable Fuels — 2.9%
Antero Resources Corp.(1)	193,993	8,595,830
Concho Resources, Inc.(1)	74,340	9,415,904
EOG Resources, Inc.	50,581	5,004,990
Pioneer Natural Resources Co.	51,458	8,890,913
		31,907,637
Pharmaceuticals — 5.3%
Actavis plc(1)	151,628	42,889,496
Pacira Pharmaceuticals, Inc.(1)	53,659	3,674,569
Zoetis, Inc.	293,298	13,028,297
		59,592,362
Professional Services — 1.4%
Nielsen NV	347,216	15,603,887
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	28,507	4,733,872
Road and Rail — 2.7%
Canadian Pacific Railway Ltd., New York Shares	122,691	23,382,451
Kansas City Southern	61,637	6,317,176
		29,699,627
Semiconductors and Semiconductor Equipment — 1.2%
Avago Technologies Ltd.	60,888	7,116,590
NXP Semiconductors NV(1)	69,893	6,718,115
		13,834,705
Software — 7.2%
Adobe Systems, Inc.(1)	93,317	7,097,691
Electronic Arts, Inc.(1)	799,374	46,435,636
Intuit, Inc.	162,903	16,344,058
Salesforce.com, Inc.(1)	138,117	10,057,680
		79,935,065

9

	Shares	Value
Specialty Retail — 6.0%
AutoZone, Inc.(1)	17,290	$11,630,291
Home Depot, Inc. (The)	130,253	13,934,466
Lowe's Cos., Inc.	405,894	27,949,861
Sally Beauty Holdings, Inc.(1)	138,495	4,322,429
Signet Jewelers Ltd.	71,538	9,595,392
		67,432,439
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	515,665	64,535,475
Textiles, Apparel and Luxury Goods — 0.7%
Kate Spade & Co.(1)	100,498	3,286,285
NIKE, Inc., Class B	48,869	4,830,212
		8,116,497
Wireless Telecommunication Services — 1.1%
SBA Communications Corp., Class A(1)	105,198	12,184,032
TOTAL COMMON STOCKS (Cost $774,321,998)		1,111,709,589
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $907,934), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $892,153)		892,151
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $2,179,516), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $2,141,165)		2,141,163
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $2,554,200), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $2,499,001)		2,499,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,532,314)		5,532,314
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $779,854,312)		1,117,241,903
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,771,003)
TOTAL NET ASSETS — 100.0%		$1,115,470,900

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	632,289	USD	525,694	JPMorgan Chase Bank N.A.	5/29/15	$(1,826)
USD	21,929,713	CAD	26,535,610	JPMorgan Chase Bank N.A.	5/29/15	(55,757)
						$(57,583)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $779,854,312)	$1,117,241,903
Cash	2,999
Foreign currency holdings, at value (cost of $69,060)	61,178
Receivable for investments sold	6,195,286
Receivable for capital shares sold	360,731
Dividends and interest receivable	366,572
1,124,228,669

Liabilities
Payable for investments purchased	7,427,590
Payable for capital shares redeemed	326,218
Unrealized depreciation on forward foreign currency exchange contracts	57,583
Accrued management fees	936,444
Distribution and service fees payable	9,934
8,757,769

Net Assets	$1,115,470,900

Net Assets Consist of:
Capital (par value and paid-in surplus)	$736,463,353
Accumulated net investment loss	(2,390,223)
Undistributed net realized gain	44,075,644
Net unrealized appreciation	337,322,126
$1,115,470,900

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,090,364,153	34,662,067	$31.46
Institutional Class, $0.01 Par Value	$206,674	6,517	$31.71
A Class, $0.01 Par Value	$9,200,492	295,576	$31.13*
C Class, $0.01 Par Value	$3,650,438	121,084	$30.15
R Class, $0.01 Par Value	$12,049,143	391,222	$30.80
*Maximum offering price $33.03 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $29,998)	$4,928,989
Interest	1,052
4,930,041

Expenses:
Management fees	5,541,059
Distribution and service fees:
A Class	10,741
C Class	18,391
R Class	27,127
Directors' fees and expenses	19,994
5,617,312

Net investment income (loss)	(687,271)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,902,983
Foreign currency transactions	1,230,258
44,133,241

Change in net unrealized appreciation (depreciation) on:
Investments	19,055,357
Translation of assets and liabilities in foreign currencies	(162,171)
18,893,186

Net realized and unrealized gain (loss)	63,026,427

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,339,156

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$(687,271)	$(2,087,065)
Net realized gain (loss)	44,133,241	162,948,101
Change in net unrealized appreciation (depreciation)	18,893,186	(42,216,054)
Net increase (decrease) in net assets resulting from operations	62,339,156	118,644,982

Distributions to Shareholders
From net realized gains:
Investor Class	(149,342,881)	(135,254,248)
Institutional Class	(26,645)	(13,915)
A Class	(1,170,337)	(1,123,968)
C Class	(545,627)	(454,606)
R Class	(1,466,459)	(827,562)
Decrease in net assets from distributions	(152,551,949)	(137,674,299)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	103,031,169	22,307,155

Net increase (decrease) in net assets	12,818,376	3,277,838

Net Assets
Beginning of period	1,102,652,524	1,099,374,686
End of period	$1,115,470,900	$1,102,652,524

Accumulated net investment loss	$(2,390,223)	$(1,702,952)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not

14

limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $233,473,739 and $273,909,988, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	959,308	$30,522,980	1,162,515	$38,387,186
Issued in reinvestment of distributions	5,037,722	145,791,678	4,246,173	132,055,972
Redeemed	(2,448,660)	(77,700,957)	(4,648,558)	(153,313,983)
	3,548,370	98,613,701	760,130	17,129,175
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	332	10,629	2,427	80,496
Issued in reinvestment of distributions	914	26,645	446	13,915
Redeemed	(189)	(6,061)	(485)	(16,142)
	1,057	31,213	2,388	78,269
A Class/Shares Authorized	25,000,000		25,000,000
Sold	78,109	2,442,742	132,615	4,368,596
Issued in reinvestment of distributions	40,835	1,170,337	36,351	1,123,968
Redeemed	(79,981)	(2,533,112)	(152,490)	(4,957,707)
	38,963	1,079,967	16,476	534,857
C Class/Shares Authorized	25,000,000		25,000,000
Sold	10,884	327,494	39,397	1,268,756
Issued in reinvestment of distributions	19,578	545,053	14,564	442,613
Redeemed	(26,323)	(789,708)	(31,993)	(1,022,084)
	4,139	82,839	21,968	689,285
R Class/Shares Authorized	25,000,000		25,000,000
Sold	107,263	3,398,348	169,022	5,520,467
Issued in reinvestment of distributions	51,654	1,466,459	26,921	827,562
Redeemed	(52,884)	(1,641,358)	(75,880)	(2,472,460)
	106,033	3,223,449	120,063	3,875,569
Net increase (decrease)	3,698,562	$103,031,169	921,025	$22,307,155

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,111,709,589	—	—
Temporary Cash Investments	—	$5,532,314	—
	$1,111,709,589	$5,532,314	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(57,583)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $20,456,771.

The value of foreign currency risk derivative instruments as of April 30, 2015, is disclosed on the Statement of Assets and Liabilities as a liability of $57,583 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,231,091 in net realized gain (loss) on foreign currency transactions and $(156,833) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$779,945,353
Gross tax appreciation of investments	$343,662,952
Gross tax depreciation of investments	(6,366,402)
Net tax appreciation (depreciation) of investments	$337,296,550

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had late-year ordinary loss deferrals of $(1,603,702), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$34.71	(0.02)	1.61	1.59	—	(4.84)	(4.84)	$31.46	5.80%	1.00%(4)	(0.11)%(4)	21%	$1,090,364
2014	$35.63	(0.06)	3.64	3.58	—	(4.50)	(4.50)	$34.71	11.50%	1.00%	(0.18)%	56%	$1,079,950
2013	$30.44	0.12	7.22	7.34	(0.10)	(2.05)	(2.15)	$35.63	25.72%	1.00%	0.38%	60%	$1,081,599
2012	$28.06	0.01	3.08	3.09	—	(0.71)	(0.71)	$30.44	11.40%	1.00%	0.04%	55%	$961,562
2011	$26.07	(0.02)	2.01	1.99	—	—	—	$28.06	7.63%	1.00%	(0.08)%	75%	$935,751
2010	$20.86	(0.05)	5.26	5.21	—	—	—	$26.07	24.98%	1.01%	(0.22)%	88%	$959,447
Institutional Class
2015(3)	$34.92	0.01	1.62	1.63	—	(4.84)	(4.84)	$31.71	5.89%	0.80%(4)	0.09%(4)	21%	$207
2014	$35.76	—(5)	3.66	3.66	—	(4.50)	(4.50)	$34.92	11.71%	0.80%	0.02%	56%	$191
2013	$30.50	0.16	7.26	7.42	(0.11)	(2.05)	(2.16)	$35.76	25.98%	0.80%	0.58%	60%	$110
2012	$28.06	0.09	3.06	3.15	—	(0.71)	(0.71)	$30.50	11.62%	0.80%	0.24%	55%	$61
2011(6)	$25.32	(0.01)	2.75	2.74	—	—	—	$28.06	10.82%	0.80%(4)	(0.28)%(4)	75%(7)	$28
A Class
2015(3)	$34.44	(0.06)	1.59	1.53	—	(4.84)	(4.84)	$31.13	5.66%	1.25%(4)	(0.36)%(4)	21%	$9,200
2014	$35.47	(0.14)	3.61	3.47	—	(4.50)	(4.50)	$34.44	11.22%	1.25%	(0.43)%	56%	$8,837
2013	$30.36	0.04	7.19	7.23	(0.07)	(2.05)	(2.12)	$35.47	25.42%	1.25%	0.13%	60%	$8,517
2012	$28.05	(0.02)	3.04	3.02	—	(0.71)	(0.71)	$30.36	11.15%	1.25%	(0.21)%	55%	$11,334
2011(6)	$25.32	(0.02)	2.75	2.73	—	—	—	$28.05	10.78%	1.25%(4)	(0.73)%(4)	75%(7)	$28

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$33.62	(0.17)	1.54	1.37	—	(4.84)	(4.84)	$30.15	5.28%	2.00%(4)	(1.11)%(4)	21%	$3,650
2014	$34.96	(0.38)	3.54	3.16	—	(4.50)	(4.50)	$33.62	10.40%	2.00%	(1.18)%	56%	$3,932
2013	$30.11	(0.20)	7.11	6.91	(0.01)	(2.05)	(2.06)	$34.96	24.45%	2.00%	(0.62)%	60%	$3,321
2012	$28.03	(0.25)	3.04	2.79	—	(0.71)	(0.71)	$30.11	10.32%	2.00%	(0.96)%	55%	$1,993
2011(6)	$25.32	(0.03)	2.74	2.71	—	—	—	$28.03	10.70%	2.00%(4)	(1.48)%(4)	75%(7)	$28
R Class
2015(3)	$34.16	(0.10)	1.58	1.48	—	(4.84)	(4.84)	$30.80	5.54%	1.50%(4)	(0.61)%(4)	21%	$12,049
2014	$35.30	(0.22)	3.58	3.36	—	(4.50)	(4.50)	$34.16	10.93%	1.50%	(0.68)%	56%	$9,743
2013	$30.27	(0.09)	7.22	7.13	(0.05)	(2.05)	(2.10)	$35.30	25.12%	1.50%	(0.12)%	60%	$5,828
2012	$28.04	(0.08)	3.02	2.94	—	(0.71)	(0.71)	$30.27	10.86%	1.50%	(0.46)%	55%	$864
2011(6)	$25.32	(0.02)	2.74	2.72	—	—	—	$28.04	10.74%	1.50%(4)	(0.98)%(4)	75%(7)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	September 30, 2011 (commencement of sale) through October 31, 2011.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2011.
See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85687 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWBIX	2.86%	7.56%	10.08%	6.84%	8.20%	10/20/88
Blended Index(2)	—	3.55%	9.62%	10.39%	7.17%	9.12%(3)	—
S&P 500 Index	—	4.40%	12.98%	14.32%	8.32%	10.28%(3)	—
Barclays U.S. Aggregate Bond Index	—	2.06%	4.46%	4.12%	4.74%	6.67%(3)	—
Institutional Class	ABINX	2.96%	7.77%	10.29%	7.06%	5.25%	5/1/00

(1)	Total returns for periods less than one year are not annualized.

(2)
The blended index combines monthly returns of two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(3)	Since October 31, 1988, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
0.90%	0.70%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

APRIL 30, 2015
Top Ten Common Stocks	% of net assets
Apple, Inc.	1.9%
Microsoft Corp.	1.8%
Johnson & Johnson	1.3%
Pfizer, Inc.	1.2%
Procter & Gamble Co. (The)	1.1%
Intel Corp.	1.0%
Merck & Co., Inc.	1.0%
JPMorgan Chase & Co.	1.0%
Cisco Systems, Inc.	1.0%
International Business Machines Corp.	1.0%

Top Five Common Stocks Industries	% of net assets
Pharmaceuticals	4.4%
Technology Hardware, Storage and Peripherals	3.4%
Biotechnology	3.2%
Software	3.1%
Banks	2.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	59.5%
U.S. Treasury Securities	12.7%
Corporate Bonds	11.8%
U.S. Government Agency Mortgage-Backed Securities	10.7%
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.2%
Sovereign Governments and Agencies	0.6%
Municipal Securities	0.4%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(2.3)%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	7.2 years
Average Duration (effective)	5.3 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,028.60	$4.53	0.90%
Institutional Class	$1,000	$1,029.60	$3.52	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
Institutional Class	$1,000	$1,021.32	$3.51	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 59.5%
Aerospace and Defense — 2.3%
Boeing Co. (The)	31,213	$4,474,071
Honeywell International, Inc.	61,982	6,255,224
Lockheed Martin Corp.	20,599	3,843,773
Teledyne Technologies, Inc.(1)	3,824	401,405
United Technologies Corp.	46,612	5,302,115
		20,276,588
Air Freight and Logistics — 0.3%
FedEx Corp.	13,988	2,371,945
Airlines — 1.1%
Delta Air Lines, Inc.	42,562	1,899,968
Southwest Airlines Co.	135,270	5,486,551
United Continental Holdings, Inc.(1)	35,642	2,129,253
		9,515,772
Auto Components — 0.5%
Delphi Automotive plc	7,931	658,273
Magna International, Inc.	82,052	4,137,882
		4,796,155
Banks — 2.9%
Bank of America Corp.	335,630	5,346,586
Citigroup, Inc.	157,324	8,388,516
JPMorgan Chase & Co.	141,782	8,969,129
Wells Fargo & Co.	59,091	3,255,914
		25,960,145
Beverages — 1.1%
Coca-Cola Co. (The)	9,727	394,527
Dr Pepper Snapple Group, Inc.	59,433	4,432,513
PepsiCo, Inc.	56,101	5,336,327
		10,163,367
Biotechnology — 3.2%
Amgen, Inc.	53,273	8,412,340
Biogen Idec, Inc.(1)	17,229	6,442,440
Celgene Corp.(1)	56,467	6,101,824
Gilead Sciences, Inc.(1)	76,730	7,712,132
		28,668,736
Capital Markets — 1.3%
Ameriprise Financial, Inc.	35,195	4,409,230
Evercore Partners, Inc., Class A	8,850	426,924
Franklin Resources, Inc.	86,469	4,458,342
Waddell & Reed Financial, Inc., Class A	46,086	2,272,961
		11,567,457

	Shares/ Principal Amount	Value
Chemicals — 2.1%
Cabot Corp.	54,813	$2,342,708
Dow Chemical Co. (The)	119,869	6,113,319
E.I. du Pont de Nemours & Co.	53,716	3,932,011
LyondellBasell Industries NV, Class A	58,364	6,041,841
		18,429,879
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc.	9,837	220,054
Waste Management, Inc.	9,864	488,564
		708,618
Communications Equipment — 1.8%
Cisco Systems, Inc.	308,943	8,906,827
QUALCOMM, Inc.	108,727	7,393,436
		16,300,263
Consumer Finance — 0.1%
Cash America International, Inc.	27,613	715,729
Containers and Packaging — 0.1%
Sonoco Products Co.	29,894	1,335,963
Diversified Consumer Services — 0.4%
H&R Block, Inc.	132,923	4,019,591
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	19,198	2,710,950
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	33,307	1,153,754
Verizon Communications, Inc.	39,324	1,983,503
		3,137,257
Electric Utilities — 0.4%
Entergy Corp.	44,549	3,438,292
Electrical Equipment — 0.6%
Emerson Electric Co.	86,908	5,112,798
Energy Equipment and Services — 0.9%
Schlumberger Ltd.	82,369	7,792,931
Food and Staples Retailing — 1.7%
CVS Health Corp.	40,340	4,005,359
Kroger Co. (The)	53,432	3,681,999
Wal-Mart Stores, Inc.	95,509	7,454,477
		15,141,835
Food Products — 2.2%
Archer-Daniels-Midland Co.	112,732	5,510,340
Bunge Ltd.	43,735	3,777,392
ConAgra Foods, Inc.	54,521	1,970,934
Ingredion, Inc.	44,416	3,526,631
Pilgrim's Pride Corp.	132,443	3,271,342
Sanderson Farms, Inc.	24,049	1,806,561
		19,863,200

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 1.2%
Boston Scientific Corp.(1)	25,857	$460,772
C.R. Bard, Inc.	5,198	865,883
St. Jude Medical, Inc.	68,268	4,782,173
Stryker Corp.	50,046	4,616,243
		10,725,071
Health Care Providers and Services — 0.7%
Aetna, Inc.	55,905	5,974,567
Cardinal Health, Inc.	5,887	496,510
UnitedHealth Group, Inc.	1,758	195,841
		6,666,918
Health Care Technology — 0.5%
Cerner Corp.(1)	63,396	4,552,467
Hotels, Restaurants and Leisure — 1.5%
Brinker International, Inc.	45,144	2,499,623
Chipotle Mexican Grill, Inc.(1)	4,133	2,567,998
Las Vegas Sands Corp.	70,904	3,749,404
Wyndham Worldwide Corp.	50,611	4,322,179
		13,139,204
Household Products — 1.9%
Energizer Holdings, Inc.	35,553	4,857,251
Procter & Gamble Co. (The)	126,528	10,060,241
Spectrum Brands Holdings, Inc.	19,253	1,760,302
		16,677,794
Industrial Conglomerates — 1.2%
3M Co.	43,234	6,761,365
General Electric Co.	130,671	3,538,571
		10,299,936
Insurance — 1.2%
American International Group, Inc.	6,588	370,839
Amtrust Financial Services, Inc.	70,670	4,202,745
Aspen Insurance Holdings Ltd.	63,540	2,969,224
Hanover Insurance Group, Inc. (The)	47,146	3,232,801
		10,775,609
Internet Software and Services — 1.3%
eBay, Inc.(1)	106,196	6,186,979
Google, Inc., Class A(1)	9,101	4,994,356
		11,181,335
IT Services — 1.9%
Accenture plc, Class A	57,096	5,289,944
Amdocs Ltd.	53,897	2,968,108
International Business Machines Corp.	51,833	8,878,475
		17,136,527
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	8,816	1,185,311

	Shares/ Principal Amount	Value
Machinery — 2.1%
Caterpillar, Inc.	64,715	$5,622,439
Cummins, Inc.	33,307	4,605,026
Parker-Hannifin Corp.	37,159	4,435,298
Stanley Black & Decker, Inc.	44,844	4,426,103
		19,088,866
Media — 0.9%
Cablevision Systems Corp., Class A	49,889	996,782
Comcast Corp., Class A	75,686	4,371,623
DIRECTV(1)	7,427	673,666
Omnicom Group, Inc.	18,348	1,390,045
Walt Disney Co. (The)	3,197	347,578
		7,779,694
Metals and Mining — 0.3%
Alcoa, Inc.	219,827	2,950,078
Multiline Retail — 2.0%
Big Lots, Inc.	22,336	1,017,852
Dillard's, Inc., Class A	28,850	3,796,371
Kohl's Corp.	57,238	4,101,103
Macy's, Inc.	78,245	5,056,974
Target Corp.	44,644	3,519,287
		17,491,587
Oil, Gas and Consumable Fuels — 2.6%
Chevron Corp.	15,218	1,690,111
CVR Energy, Inc.	8,201	328,368
EOG Resources, Inc.	58,818	5,820,041
Exxon Mobil Corp.	73,627	6,432,791
Kosmos Energy Ltd.(1)	64,308	628,932
Marathon Petroleum Corp.	13,322	1,313,150
Valero Energy Corp.	100,074	5,694,211
Western Refining, Inc.	39,365	1,734,028
		23,641,632
Pharmaceuticals — 4.4%
AbbVie, Inc.	116,304	7,520,217
Johnson & Johnson	120,507	11,954,294
Merck & Co., Inc.	151,897	9,046,985
Pfizer, Inc.	312,015	10,586,669
		39,108,165
Real Estate Investment Trusts (REITs) — 1.5%
DuPont Fabros Technology, Inc.	14,469	450,709
Hospitality Properties Trust	77,734	2,338,239
Host Hotels & Resorts, Inc.	223,600	4,503,304
Lamar Advertising Co., Class A	41,948	2,431,306
LaSalle Hotel Properties	76,078	2,791,302
Ryman Hospitality Properties, Inc.	7,960	458,814
		12,973,674

	Shares/ Principal Amount	Value
Real Estate Management and Development — 0.6%
CBRE Group, Inc.(1)	35,847	$1,374,374
Jones Lang LaSalle, Inc.	22,138	3,676,236
		5,050,610
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom Corp., Class A	116,623	5,155,320
Intel Corp.	279,693	9,104,007
Texas Instruments, Inc.	47,532	2,576,710
		16,836,037
Software — 3.1%
Microsoft Corp.	322,522	15,687,470
Oracle Corp.	199,588	8,706,029
Synopsys, Inc.(1)	76,609	3,591,430
		27,984,929
Specialty Retail — 1.2%
Bed Bath & Beyond, Inc.(1)	18,917	1,332,892
Foot Locker, Inc.	75,747	4,503,159
Gap, Inc. (The)	99,397	3,940,097
Lowe's Cos., Inc.	13,493	929,128
		10,705,276
Technology Hardware, Storage and Peripherals — 3.4%
Apple, Inc.	136,127	17,036,294
EMC Corp.	47,413	1,275,884
Hewlett-Packard Co.	173,358	5,715,613
Seagate Technology plc	28,154	1,653,203
Western Digital Corp.	44,995	4,397,811
		30,078,805
Thrifts and Mortgage Finance — 0.3%
EverBank Financial Corp.	88,459	1,642,684
Nationstar Mortgage Holdings, Inc.(1)	31,804	798,280
		2,440,964
TOTAL COMMON STOCKS (Cost $434,835,200)		530,497,960
U.S. TREASURY SECURITIES — 12.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	$3,000,000	3,431,016
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,607,032
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,435,786
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,615,546
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,178,808
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	307,336
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,970,253
U.S. Treasury Bonds, 3.00%, 11/15/44	1,000,000	1,051,953
U.S. Treasury Bonds, 2.50%, 2/15/45	950,000	902,500
U.S. Treasury Notes, 0.375%, 11/15/15(6)	1,200,000	1,201,781
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,762,715
U.S. Treasury Notes, 0.375%, 1/15/16	700,000	700,984

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 0.50%, 6/15/16	$3,000,000	$3,006,327
U.S. Treasury Notes, 0.625%, 12/15/16	5,600,000	5,612,690
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	497,890
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,499,296
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,391,007
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,402,921
U.S. Treasury Notes, 1.00%, 2/15/18	17,600,000	17,667,373
U.S. Treasury Notes, 1.00%, 3/15/18	5,000,000	5,016,405
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,194,750
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	918,955
U.S. Treasury Notes, 1.375%, 7/31/18	11,130,000	11,258,685
U.S. Treasury Notes, 1.375%, 9/30/18	2,500,000	2,525,780
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,362,300
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,114,533
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	201,859
U.S. Treasury Notes, 1.625%, 7/31/19	2,800,000	2,837,845
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,460,245
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,683,550
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,615,439
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	960,020
U.S. Treasury Notes, 1.25%, 1/31/20	1,450,000	1,439,692
U.S. Treasury Notes, 1.375%, 2/29/20	1,500,000	1,497,070
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,941,705
U.S. Treasury Notes, 2.00%, 10/31/21	4,950,000	5,026,185
TOTAL U.S. TREASURY SECURITIES (Cost $111,232,853)		113,298,232
CORPORATE BONDS — 11.8%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	275,875
Lockheed Martin Corp., 3.80%, 3/1/45	100,000	96,564
Raytheon Co., 2.50%, 12/15/22	210,000	209,917
United Technologies Corp., 6.05%, 6/1/36	250,000	323,852
United Technologies Corp., 5.70%, 4/15/40	120,000	150,291
United Technologies Corp., 4.50%, 6/1/42	30,000	32,114
		1,088,613
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)	200,000	202,000
Tenneco, Inc., 6.875%, 12/15/20	100,000	106,500
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	151,687
		460,187
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(2)	70,000	70,492
American Honda Finance Corp., 2.125%, 10/10/18	150,000	153,197
Daimler Finance North America LLC, 1.30%, 7/31/15(2)	200,000	200,362
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	210,000	214,783
Ford Motor Co., 4.75%, 1/15/43	70,000	73,401
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	202,014

	Shares/ Principal Amount	Value
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	$400,000	$435,847
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	186,686
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	515,016
General Motors Co., 5.00%, 4/1/35	170,000	177,710
General Motors Financial Co., Inc., 3.25%, 5/15/18	220,000	225,548
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	150,000	154,125
		2,609,181
Banks — 1.8%
Bank of America Corp., 3.75%, 7/12/16	400,000	412,589
Bank of America Corp., 6.50%, 8/1/16	480,000	510,708
Bank of America Corp., 5.75%, 12/1/17	360,000	395,805
Bank of America Corp., 5.625%, 7/1/20	110,000	126,120
Bank of America Corp., 5.70%, 1/24/22	220,000	255,446
Bank of America Corp., 4.10%, 7/24/23	70,000	73,791
Bank of America Corp., MTN, 4.00%, 4/1/24	220,000	230,918
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	384,791
Bank of America Corp., MTN, 4.00%, 1/22/25	300,000	298,063
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	121,884
Bank of America N.A., 5.30%, 3/15/17	870,000	927,507
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	154,013
Barclays Bank plc, 5.14%, 10/14/20	200,000	221,591
Barclays Bank plc, 3.75%, 5/15/24	200,000	208,157
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	101,301
BPCE SA, 5.15%, 7/21/24(2)	200,000	210,541
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	135,627
Capital One Financial Corp., 1.00%, 11/6/15	90,000	90,119
Capital One Financial Corp., 3.20%, 2/5/25	290,000	286,147
Citigroup, Inc., 4.45%, 1/10/17	100,000	105,189
Citigroup, Inc., 5.50%, 2/15/17	90,000	96,394
Citigroup, Inc., 1.75%, 5/1/18	710,000	709,012
Citigroup, Inc., 4.50%, 1/14/22	560,000	612,813
Citigroup, Inc., 4.05%, 7/30/22	70,000	73,052
Citigroup, Inc., 3.30%, 4/27/25	680,000	675,106
Citigroup, Inc., 6.00%, 10/31/33	120,000	139,161
Citigroup, Inc., 5.30%, 5/6/44	140,000	151,871
Commerzbank AG, 8.125%, 9/19/23(2)	200,000	242,250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	460,856
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	117,289
Fifth Third Bank, 2.875%, 10/1/21	250,000	252,675
HBOS plc, MTN, 6.75%, 5/21/18(2)	200,000	224,124
HSBC Holdings plc, 5.10%, 4/5/21	230,000	261,461
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)	230,000	232,194
JM Smucker Co. (The), 2.50%, 3/15/20(2)	110,000	111,177
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	579,680
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	510,330
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	223,533

	Shares/ Principal Amount	Value
JPMorgan Chase & Co., 3.875%, 9/10/24	$370,000	$375,194
JPMorgan Chase & Co., 3.125%, 1/23/25	570,000	562,890
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	263,373
KeyCorp, MTN, 2.30%, 12/13/18	220,000	224,004
KFW, 2.00%, 6/1/16	260,000	264,505
KFW, 2.00%, 10/4/22	300,000	301,683
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	230,000	254,856
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	257,395
Standard Chartered plc, 3.95%, 1/11/23(2)	200,000	199,297
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	51,184
U.S. Bancorp, 3.44%, 2/1/16	120,000	122,372
U.S. Bancorp, MTN, 3.00%, 3/15/22	110,000	112,956
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	342,778
US Bank N.A., 2.80%, 1/27/25	500,000	495,125
Wells Fargo & Co., 3.68%, 6/15/16	140,000	144,609
Wells Fargo & Co., 4.125%, 8/15/23	200,000	212,970
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,442
Wells Fargo & Co., MTN, 4.60%, 4/1/21	450,000	502,857
Wells Fargo & Co., MTN, 3.00%, 2/19/25	160,000	158,047
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	218,047
Wells Fargo & Co., MTN, 4.65%, 11/4/44	80,000	81,844
		16,089,713
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	460,000	554,617
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	460,000	455,036
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	182,920
Pernod-Ricard SA, 2.95%, 1/15/17(2)	180,000	184,847
		1,377,420
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17	180,000	183,338
Amgen, Inc., 4.10%, 6/15/21	100,000	108,129
Amgen, Inc., 5.375%, 5/15/43	250,000	283,557
Celgene Corp., 3.25%, 8/15/22	190,000	194,700
Celgene Corp., 3.625%, 5/15/24	300,000	311,197
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	347,794
		1,428,715
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	175,525
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	150,638
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	370,000	412,006
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	116,263
		678,907
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	210,000	216,300
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	111,513

	Shares/ Principal Amount	Value
Dow Chemical Co. (The), 4.25%, 11/15/20	$100,000	$109,490
Eastman Chemical Co., 2.70%, 1/15/20	210,000	213,917
Eastman Chemical Co., 3.60%, 8/15/22	198,000	204,897
Ecolab, Inc., 4.35%, 12/8/21	250,000	275,210
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	220,061
LyondellBasell Industries NV, 4.625%, 2/26/55	140,000	135,470
Mosaic Co. (The), 4.25%, 11/15/23	140,000	148,989
Mosaic Co. (The), 5.625%, 11/15/43	120,000	139,097
		1,774,944
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	180,000	186,300
Covanta Holding Corp., 5.875%, 3/1/24	150,000	156,000
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	165,859
Republic Services, Inc., 3.55%, 6/1/22	220,000	228,167
Waste Management, Inc., 4.10%, 3/1/45	150,000	145,888
		882,214
Communications Equipment†
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	262,364
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	160,373
		422,737
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	166,207
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	276,448
American Express Co., 1.55%, 5/22/18	220,000	220,078
American Express Credit Corp., 1.30%, 7/29/16	180,000	180,999
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,561
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	251,858
CIT Group, Inc., 4.25%, 8/15/17	470,000	479,400
CIT Group, Inc., 5.00%, 8/15/22	90,000	92,644
Discover Bank, 2.00%, 2/21/18	250,000	250,620
Equifax, Inc., 3.30%, 12/15/22	140,000	142,612
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	420,000	429,450
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	104,690
PNC Bank N.A., 6.00%, 12/7/17	290,000	322,175
Synchrony Financial, 3.00%, 8/15/19	90,000	91,776
		3,093,311
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	180,000	177,300
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	210,000	212,100
Rock-Tenn Co., 3.50%, 3/1/20	140,000	145,601
Rock-Tenn Co., 4.00%, 3/1/23	240,000	250,266
		785,267
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	45,080
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	109,630

	Shares/ Principal Amount	Value
Johns Hopkins University, 4.08%, 7/1/53	$45,000	$45,922
University of Notre Dame du Lac, 3.44%, 2/15/45	130,000	125,292
		325,924
Diversified Financial Services — 1.0%
Ally Financial, Inc., 2.75%, 1/30/17	340,000	339,660
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)	140,000	149,975
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	194,504
General Electric Capital Corp., 5.30%, 2/11/21	40,000	46,372
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	431,445
General Electric Capital Corp., MTN, 5.625%, 9/15/17	490,000	541,087
General Electric Capital Corp., MTN, 4.375%, 9/16/20	870,000	969,606
General Electric Capital Corp., MTN, 4.65%, 10/17/21	120,000	136,439
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	330,000	336,162
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	530,000	546,767
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	533,844
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	300,000	314,421
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	160,000	160,511
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	260,000	328,366
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	110,000	124,652
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	220,000	234,695
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	150,000	151,125
Morgan Stanley, 2.65%, 1/27/20	90,000	91,155
Morgan Stanley, 5.00%, 11/24/25	610,000	662,325
Morgan Stanley, MTN, 6.625%, 4/1/18	690,000	782,183
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	986,399
Morgan Stanley, MTN, 3.70%, 10/23/24	300,000	307,584
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	355,986
		8,725,263
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	290,000	279,990
AT&T, Inc., 3.40%, 5/15/25(3)	500,000	496,401
AT&T, Inc., 6.55%, 2/15/39	287,000	350,830
AT&T, Inc., 4.30%, 12/15/42	130,000	119,401
British Telecommunications plc, 5.95%, 1/15/18	480,000	536,214
CenturyLink, Inc., 6.00%, 4/1/17	60,000	64,275
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	152,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	250,000	254,446
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	243,818
Frontier Communications Corp., 8.25%, 4/15/17	160,000	177,600
Frontier Communications Corp., 8.50%, 4/15/20	150,000	166,875
Orange SA, 4.125%, 9/14/21	210,000	229,669
Orange SA, 5.50%, 2/6/44	80,000	92,321
Telecom Italia Capital SA, 7.00%, 6/4/18	240,000	268,500
Telecom Italia Capital SA, 6.00%, 9/30/34	120,000	126,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	113,705
Verizon Communications, Inc., 3.65%, 9/14/18	480,000	508,919

	Shares/ Principal Amount	Value
Verizon Communications, Inc., 3.50%, 11/1/21	$130,000	$135,592
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	395,854
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	610,119
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	150,045
Verizon Communications, Inc., 6.55%, 9/15/43	140,000	175,745
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	252,158
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	197,768
Windstream Corp., 7.875%, 11/1/17	60,000	64,912
		6,163,407
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	180,000	183,150
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	215,250
Jabil Circuit, Inc., 5.625%, 12/15/20	50,000	54,750
		270,000
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	270,000	277,770
Ensco plc, 5.20%, 3/15/25	80,000	82,654
Noble Holding International Ltd., 5.95%, 4/1/25	75,000	73,914
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	180,070
Transocean, Inc., 6.50%, 11/15/20	70,000	62,737
Weatherford International Ltd., 4.50%, 4/15/22	130,000	125,737
		802,882
Food and Staples Retailing — 0.2%
CVS Health Corp., 2.75%, 12/1/22	170,000	170,838
Delhaize Group SA, 5.70%, 10/1/40	90,000	97,060
Dollar General Corp., 3.25%, 4/15/23	150,000	146,444
Kroger Co. (The), 6.40%, 8/15/17	200,000	222,333
Kroger Co. (The), 3.30%, 1/15/21	330,000	341,898
Sysco Corp., 3.50%, 10/2/24	220,000	226,518
Target Corp., 3.50%, 7/1/24	210,000	221,004
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	50,225
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	138,734
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	421,035
		2,036,089
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16	200,000	207,729
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	238,272
Mondelez International, Inc., 4.00%, 2/1/24	220,000	236,113
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	196,509
		878,623
Gas Utilities — 0.6%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	144,639
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	110,207
Enbridge, Inc., 4.50%, 6/10/44	120,000	110,194
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	169,500

	Shares/ Principal Amount	Value
Energy Transfer Partners LP, 4.15%, 10/1/20	$200,000	$211,961
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	159,079
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	206,119
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	150,308
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	333,820
Enterprise Products Operating LLC, 4.85%, 3/15/44	390,000	402,326
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	152,075
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	243,071
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	187,884
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	170,000	172,775
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	230,823
Kinder Morgan, Inc., 7.25%, 6/1/18	150,000	170,807
Kinder Morgan, Inc., 4.30%, 6/1/25	80,000	81,312
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	150,256
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	175,863
Magellan Midstream Partners LP, 5.15%, 10/15/43	80,000	87,440
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	60,000	63,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.50%, 8/15/21	90,000	94,950
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	130,000	135,122
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	320,405
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	323,953
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	210,000	205,800
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	195,375
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	47,372
Williams Cos., Inc. (The), 5.75%, 6/24/44	90,000	84,932
Williams Partners LP, 4.125%, 11/15/20	200,000	211,202
Williams Partners LP, 5.40%, 3/4/44	240,000	233,556
		5,566,126
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	80,000	80,080
Becton Dickinson and Co., 3.73%, 12/15/24	360,000	372,627
Medtronic, Inc., 2.50%, 3/15/20(2)	130,000	133,171
Medtronic, Inc., 2.75%, 4/1/23	200,000	200,201
Medtronic, Inc., 3.50%, 3/15/25(2)	180,000	186,452
Medtronic, Inc., 4.375%, 3/15/35(2)	210,000	222,257
Zimmer Holdings, Inc., 2.70%, 4/1/20	120,000	121,295
		1,316,083
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	129,688
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	240,000	249,600
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	521,996
Express Scripts Holding Co., 7.25%, 6/15/19	170,000	203,629
HCA, Inc., 3.75%, 3/15/19	310,000	320,075
NYU Hospitals Center, 4.43%, 7/1/42	90,000	88,047

	Shares/ Principal Amount	Value
UnitedHealth Group, Inc., 2.875%, 12/15/21	$230,000	$235,348
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	131,456
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	170,600
Universal Health Services, Inc., 4.75%, 8/1/22(2)	130,000	136,662
		2,187,101
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	200,000	206,928
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	171,100
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	112,485
		490,513
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	276,412
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	119,900
Lennar Corp., 4.75%, 12/15/17	210,000	220,500
Lennar Corp., 4.50%, 6/15/19	160,000	165,600
MDC Holdings, Inc., 5.50%, 1/15/24	140,000	140,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	114,000
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(2)	100,000	98,875
		1,135,287
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	230,000	253,607
General Electric Co., 2.70%, 10/9/22	210,000	212,465
General Electric Co., 4.125%, 10/9/42	180,000	186,844
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	170,000	171,869
		824,785
Insurance — 0.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25	180,000	183,436
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19(2)	150,000	152,250
Allstate Corp. (The), VRN, 5.75%, 8/15/23	90,000	98,269
American International Group, Inc., 4.875%, 6/1/22	550,000	621,037
American International Group, Inc., 4.50%, 7/16/44	120,000	123,768
American International Group, Inc., MTN, 5.85%, 1/16/18	210,000	233,947
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	155,706
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	90,000	93,322
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	242,931
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	61,858
International Lease Finance Corp., 6.25%, 5/15/19	100,000	110,750
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	60,000	66,152
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	210,000	219,491
Lincoln National Corp., 6.25%, 2/15/20	160,000	187,753
Markel Corp., 4.90%, 7/1/22	190,000	209,029
Markel Corp., 3.625%, 3/30/23	100,000	101,785
MetLife, Inc., 1.76%, 12/15/17	90,000	91,211
MetLife, Inc., 4.125%, 8/13/42	110,000	111,204
MetLife, Inc., 4.875%, 11/13/43	110,000	125,105
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	200,000	202,527

	Shares/ Principal Amount	Value
Principal Financial Group, Inc., 3.30%, 9/15/22	$70,000	$71,188
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	70,000	79,986
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	220,000	254,818
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	190,000	193,589
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	120,000	126,055
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	113,064
Voya Financial, Inc., 5.50%, 7/15/22	180,000	207,338
Voya Financial, Inc., 5.70%, 7/15/43	160,000	192,875
WR Berkley Corp., 4.625%, 3/15/22	130,000	140,641
WR Berkley Corp., 4.75%, 8/1/44	90,000	91,890
XLIT Ltd., 4.45%, 3/31/25	50,000	50,455
		4,913,430
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd., 3.125%, 11/28/21(2)	200,000	200,365
Netflix, Inc., 5.375%, 2/1/21	200,000	210,000
Netflix, Inc., 5.75%, 3/1/24	40,000	42,500
		452,865
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	150,000	149,950
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	105,826
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	110,923
Xerox Corp., 2.95%, 3/15/17	80,000	82,304
		449,003
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	157,369
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	80,000	81,482
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	192,822
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	150,000	174,709
		606,382
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	224,594
Deere & Co., 5.375%, 10/16/29	200,000	245,164
Oshkosh Corp., 5.375%, 3/1/22	290,000	303,775
		773,533
Media — 0.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	240,000	243,399
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	201,525
21st Century Fox America, Inc., 4.75%, 9/15/44	190,000	204,447
CBS Corp., 3.50%, 1/15/25	170,000	170,473
CBS Corp., 4.85%, 7/1/42	60,000	60,644
Comcast Corp., 5.90%, 3/15/16	339,000	354,693
Comcast Corp., 6.40%, 5/15/38	310,000	405,750
Comcast Corp., 4.75%, 3/1/44	310,000	340,366
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	250,000	277,067
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	120,000	126,929
Discovery Communications LLC, 5.625%, 8/15/19	90,000	101,686

	Shares/ Principal Amount	Value
Discovery Communications LLC, 3.25%, 4/1/23	$100,000	$99,373
DISH DBS Corp., 7.125%, 2/1/16	50,000	51,813
Embarq Corp., 8.00%, 6/1/36	120,000	141,900
Gannett Co., Inc., 5.125%, 7/15/20	330,000	346,912
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	167,367
Lamar Media Corp., 5.375%, 1/15/24	180,000	188,802
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	103,155
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	422,170
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	121,443
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	161,480
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	52,470
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	110,000	110,730
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	145,074
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	65,937
Time Warner Cable, Inc., 4.50%, 9/15/42	100,000	86,465
Time Warner, Inc., 4.70%, 1/15/21	140,000	154,519
Time Warner, Inc., 7.70%, 5/1/32	200,000	279,342
Time Warner, Inc., 5.375%, 10/15/41	100,000	113,146
Time Warner, Inc., 5.35%, 12/15/43	120,000	134,688
Viacom, Inc., 4.50%, 3/1/21	110,000	119,111
Viacom, Inc., 3.125%, 6/15/22	190,000	187,957
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	200,000	199,250
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	129,190
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	230,000	244,006
		6,313,279
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	230,000	237,399
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	71,147
Freeport-McMoRan, Inc., 4.55%, 11/14/24	80,000	77,264
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	110,000	118,834
Newmont Mining Corp., 6.25%, 10/1/39	80,000	80,314
Southern Copper Corp., 5.25%, 11/8/42	100,000	92,432
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	168,382
Teck Resources Ltd., 3.15%, 1/15/17	110,000	111,384
Vale Overseas Ltd., 5.625%, 9/15/19	280,000	299,561
Vale Overseas Ltd., 4.625%, 9/15/20	150,000	154,365
		1,411,082
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	166,482
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	66,270
CMS Energy Corp., 8.75%, 6/15/19	180,000	225,601
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	152,440
Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	246,025
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,005
Consumers Energy Co., 3.375%, 8/15/23	50,000	52,585
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	216,771

	Shares/ Principal Amount	Value
Dominion Resources, Inc., 2.75%, 9/15/22	$210,000	$207,296
Dominion Resources, Inc., 3.625%, 12/1/24	160,000	165,112
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	144,052
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	120,000	121,932
DPL, Inc., 6.50%, 10/15/16	44,000	46,310
Duke Energy Corp., 1.625%, 8/15/17	150,000	151,710
Duke Energy Corp., 3.55%, 9/15/21	90,000	95,477
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	151,425
Duke Energy Florida, Inc., 3.85%, 11/15/42	220,000	223,604
Duke Energy Progress, Inc., 4.15%, 12/1/44	130,000	138,248
Edison International, 3.75%, 9/15/17	130,000	137,610
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	126,004
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	78,498
FirstEnergy Corp., 2.75%, 3/15/18	135,000	138,024
FirstEnergy Corp., 4.25%, 3/15/23	260,000	270,539
Florida Power & Light Co., 4.125%, 2/1/42	140,000	149,369
Georgia Power Co., 4.30%, 3/15/42	70,000	74,416
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	246,100
MidAmerican Energy Co., 4.40%, 10/15/44	90,000	98,709
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	221,143
Nisource Finance Corp., 4.45%, 12/1/21	70,000	76,215
Nisource Finance Corp., 5.65%, 2/1/45	100,000	122,955
PacifiCorp, 6.00%, 1/15/39	110,000	144,729
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	127,532
Progress Energy, Inc., 3.15%, 4/1/22	90,000	92,379
Sempra Energy, 6.50%, 6/1/16	200,000	212,108
Sempra Energy, 2.40%, 3/15/20	120,000	120,968
Sempra Energy, 2.875%, 10/1/22	200,000	199,593
Southern Power Co., 5.15%, 9/15/41	40,000	45,274
Virginia Electric and Power Co., 3.45%, 2/15/24	160,000	169,016
Virginia Electric and Power Co., 4.45%, 2/15/44	80,000	87,595
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	56,251
		5,617,372
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	540,000	558,132
Target Corp., 4.00%, 7/1/42	280,000	283,808
		841,940
Oil, Gas and Consumable Fuels — 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	90,000	93,600
Anadarko Petroleum Corp., 5.95%, 9/15/16	80,000	85,117
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	136,314
Apache Corp., 4.75%, 4/15/43	90,000	91,695
BP Capital Markets plc, 4.50%, 10/1/20	100,000	111,789
BP Capital Markets plc, 2.75%, 5/10/23	100,000	98,017
California Resources Corp., 5.50%, 9/15/21	260,000	247,650
Chesapeake Energy Corp., 4.875%, 4/15/22	220,000	204,050

	Shares/ Principal Amount	Value
Chevron Corp., 2.43%, 6/24/20	$80,000	$82,741
Cimarex Energy Co., 4.375%, 6/1/24	220,000	223,850
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	148,085
Concho Resources, Inc., 7.00%, 1/15/21	330,000	349,800
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	53,928
Continental Resources, Inc., 5.00%, 9/15/22	240,000	243,900
Continental Resources, Inc., 3.80%, 6/1/24	190,000	182,983
Ecopetrol SA, 4.125%, 1/16/25	90,000	86,823
EOG Resources, Inc., 5.625%, 6/1/19	150,000	171,977
EOG Resources, Inc., 4.10%, 2/1/21	130,000	142,063
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	281,969
Hess Corp., 6.00%, 1/15/40	90,000	102,704
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	214,267
Newfield Exploration Co., 5.75%, 1/30/22	220,000	234,300
Noble Energy, Inc., 4.15%, 12/15/21	290,000	308,585
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	56,600
Petro-Canada, 6.80%, 5/15/38	200,000	263,183
Petrobras Global Finance BV, 5.75%, 1/20/20	200,000	200,000
Petrobras Global Finance BV, 5.375%, 1/27/21	310,000	299,088
Petrobras Global Finance BV, 5.625%, 5/20/43	70,000	58,170
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	136,680
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	254,400
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	58,125
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	228,045
Phillips 66, 4.30%, 4/1/22	250,000	272,163
Phillips 66, 4.65%, 11/15/34	180,000	188,896
Range Resources Corp., 6.75%, 8/1/20	190,000	198,550
Shell International Finance BV, 2.375%, 8/21/22	130,000	128,445
Shell International Finance BV, 3.625%, 8/21/42	140,000	134,406
Statoil ASA, 2.45%, 1/17/23	190,000	187,816
Statoil ASA, 3.95%, 5/15/43	50,000	50,144
Statoil ASA, 4.80%, 11/8/43	100,000	114,314
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	162,000
Talisman Energy, Inc., 7.75%, 6/1/19	95,000	110,978
Tesoro Corp., 5.375%, 10/1/22	100,000	105,000
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	119,295
Total Capital SA, 2.125%, 8/10/18	140,000	143,325
Whiting Petroleum Corp., 5.00%, 3/15/19	190,000	190,475
		7,556,305
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	250,000	252,554
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	398,080
International Paper Co., 6.00%, 11/15/41	70,000	80,712
		731,346
Pharmaceuticals — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	300,000	301,860

	Shares/ Principal Amount	Value
AbbVie, Inc., 2.90%, 11/6/22	$220,000	$217,940
AbbVie, Inc., 4.40%, 11/6/42	240,000	237,245
Actavis Funding SCS, 3.85%, 6/15/24	220,000	224,468
Actavis Funding SCS, 4.55%, 3/15/35	150,000	150,994
Actavis, Inc., 1.875%, 10/1/17	220,000	220,713
Actavis, Inc., 3.25%, 10/1/22	200,000	198,817
Actavis, Inc., 4.625%, 10/1/42	60,000	59,510
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	71,842
Forest Laboratories, Inc., 4.875%, 2/15/21(2)	270,000	295,595
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	252,770
Merck & Co., Inc., 2.40%, 9/15/22	100,000	99,627
Merck & Co., Inc., 3.70%, 2/10/45	80,000	77,496
Perrigo Finance plc, 3.90%, 12/15/24	200,000	205,765
Roche Holdings, Inc., 6.00%, 3/1/19(2)	205,000	236,486
Roche Holdings, Inc., 3.35%, 9/30/24(2)	110,000	115,077
Sanofi, 4.00%, 3/29/21	95,000	104,199
		3,070,404
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	143,613
DDR Corp., 4.75%, 4/15/18	230,000	247,292
DDR Corp., 3.625%, 2/1/25	150,000	149,255
Essex Portfolio LP, 3.625%, 8/15/22	150,000	154,502
Essex Portfolio LP, 3.375%, 1/15/23	60,000	60,312
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,911
HCP, Inc., 3.75%, 2/1/16	200,000	204,126
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,711
Health Care REIT, Inc., 3.75%, 3/15/23	130,000	133,551
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	360,451
Hospitality Properties Trust, 4.50%, 3/15/25	140,000	142,722
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	100,595
Kilroy Realty LP, 3.80%, 1/15/23	190,000	194,765
Realty Income Corp., 4.125%, 10/15/26	80,000	83,952
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	130,247
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	186,285
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	95,000	96,233
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	120,000	132,486
		2,621,009
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	188,664
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	68,215
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	229,327
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	182,197
CSX Corp., 4.25%, 6/1/21	150,000	165,105
CSX Corp., 3.40%, 8/1/24	180,000	186,707
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	44,805
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	208,235

	Shares/ Principal Amount	Value
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	$40,000	$40,919
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	110,000	109,556
Union Pacific Corp., 4.00%, 2/1/21	100,000	110,194
Union Pacific Corp., 4.75%, 9/15/41	250,000	280,989
		1,814,913
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17	140,000	140,838
KLA-Tencor Corp., 4.65%, 11/1/24	80,000	82,270
		223,108
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	210,000	224,963
Intuit, Inc., 5.75%, 3/15/17	254,000	274,435
Microsoft Corp., 2.70%, 2/12/25	360,000	355,854
Oracle Corp., 2.50%, 10/15/22	260,000	257,109
Oracle Corp., 3.625%, 7/15/23	280,000	297,318
Oracle Corp., 3.40%, 7/8/24	170,000	176,024
Oracle Corp., 4.30%, 7/8/34	160,000	166,523
		1,752,226
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	467,172
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	227,000	241,187
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	172,763
		881,122
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	160,000	159,282
Apple, Inc., 2.85%, 5/6/21	180,000	186,227
Apple, Inc., 3.45%, 5/6/24	240,000	252,230
Dell, Inc., 2.30%, 9/10/15	90,000	90,231
Dell, Inc., 3.10%, 4/1/16	40,000	40,350
Hewlett-Packard Co., 4.30%, 6/1/21	290,000	310,597
Seagate HDD Cayman, 4.75%, 6/1/23	310,000	325,884
		1,364,801
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	280,000	297,500
L Brands, Inc., 6.90%, 7/15/17	100,000	110,625
PVH Corp., 4.50%, 12/15/22	210,000	215,250
		623,375
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	269,193
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	196,327
		465,520
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	314,823
Sprint Communications, 6.00%, 12/1/16	150,000	156,750
Sprint Communications, 9.00%, 11/15/18(2)	180,000	205,256
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	217,350

	Shares/ Principal Amount	Value
Vodafone Group plc, 5.625%, 2/27/17	$110,000	$118,555
		1,012,734
TOTAL CORPORATE BONDS (Cost $101,915,474)		105,433,923
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 10.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.6%
FHLMC, VRN, 1.75%, 5/15/15	162,081	166,307
FHLMC, VRN, 1.84%, 5/15/15	455,791	468,886
FHLMC, VRN, 1.97%, 5/15/15	236,877	244,600
FHLMC, VRN, 1.98%, 5/15/15	342,229	353,018
FHLMC, VRN, 2.09%, 5/15/15	627,465	640,345
FHLMC, VRN, 2.26%, 5/15/15	392,728	420,452
FHLMC, VRN, 2.33%, 5/15/15	807,528	820,267
FHLMC, VRN, 2.39%, 5/15/15	172,575	184,813
FHLMC, VRN, 2.39%, 5/15/15	105,915	113,318
FHLMC, VRN, 2.40%, 5/15/15	1,071,012	1,145,192
FHLMC, VRN, 2.55%, 5/15/15	86,458	91,787
FHLMC, VRN, 2.86%, 5/15/15	192,738	199,529
FHLMC, VRN, 3.08%, 5/15/15	407,414	434,071
FHLMC, VRN, 3.24%, 5/15/15	104,031	110,965
FHLMC, VRN, 3.29%, 5/15/15	296,776	315,650
FHLMC, VRN, 3.78%, 5/15/15	182,150	191,749
FHLMC, VRN, 4.06%, 5/15/15	154,979	163,132
FHLMC, VRN, 4.21%, 5/15/15	448,330	472,004
FHLMC, VRN, 5.13%, 5/15/15	58,166	61,655
FHLMC, VRN, 5.17%, 5/15/15	117,739	124,387
FHLMC, VRN, 5.77%, 5/15/15	280,208	300,769
FHLMC, VRN, 5.93%, 5/15/15	267,974	287,423
FHLMC, VRN, 6.12%, 5/15/15	146,289	157,246
FNMA, VRN, 1.89%, 5/25/15	361,530	379,709
FNMA, VRN, 1.92%, 5/25/15	922,147	969,530
FNMA, VRN, 1.94%, 5/25/15	627,934	660,299
FNMA, VRN, 1.94%, 5/25/15	1,057,999	1,112,530
FNMA, VRN, 1.94%, 5/25/15	782,104	822,416
FNMA, VRN, 1.94%, 5/25/15	452,863	476,205
FNMA, VRN, 2.20%, 5/25/15	54,815	58,491
FNMA, VRN, 2.31%, 5/25/15	99,687	107,698
FNMA, VRN, 2.33%, 5/25/15	373,627	399,777
FNMA, VRN, 2.33%, 5/25/15	81,128	86,646
FNMA, VRN, 2.70%, 5/25/15	367,359	378,549
FNMA, VRN, 3.36%, 5/25/15	166,318	174,455
FNMA, VRN, 3.68%, 5/25/15	268,333	282,691
FNMA, VRN, 3.93%, 5/25/15	204,826	217,426
FNMA, VRN, 5.07%, 5/25/15	173,923	187,230
		13,781,217
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.1%
FHLMC, 4.50%, 1/1/19	185,843	194,659

	Shares/ Principal Amount	Value
FHLMC, 6.50%, 1/1/28	$24,813	$28,882
FHLMC, 5.50%, 12/1/33	204,543	233,030
FHLMC, 5.00%, 7/1/35	1,912,606	2,144,911
FHLMC, 5.50%, 1/1/38	236,544	266,685
FHLMC, 6.00%, 8/1/38	73,923	84,263
FHLMC, 6.50%, 7/1/47	7,261	8,090
FNMA, 3.00%, 5/13/15(5)	1,750,000	1,781,719
FNMA, 3.50%, 5/13/15(5)	6,000,000	6,289,219
FNMA, 4.00%, 5/13/15(5)	5,450,000	5,826,955
FNMA, 4.50%, 5/13/15(5)	1,705,000	1,855,786
FNMA, 4.50%, 5/1/19	62,965	65,916
FNMA, 4.50%, 5/1/19	171,892	180,289
FNMA, 5.00%, 9/1/20	348,913	376,763
FNMA, 2.625%, 9/6/24	590,000	608,768
FNMA, 6.50%, 1/1/28	18,798	21,669
FNMA, 6.50%, 1/1/29	33,880	39,171
FNMA, 7.50%, 7/1/29	87,113	100,205
FNMA, 7.50%, 9/1/30	20,000	23,518
FNMA, 6.625%, 11/15/30	2,290,000	3,400,160
FNMA, 5.00%, 7/1/31	1,114,565	1,246,851
FNMA, 6.50%, 9/1/31	24,534	28,284
FNMA, 7.00%, 9/1/31	9,956	10,811
FNMA, 6.50%, 1/1/32	34,644	39,927
FNMA, 6.50%, 8/1/32	37,672	44,025
FNMA, 5.50%, 6/1/33	117,757	134,737
FNMA, 5.50%, 7/1/33	205,564	233,921
FNMA, 5.50%, 8/1/33	369,380	420,325
FNMA, 5.50%, 9/1/33	222,239	255,553
FNMA, 5.00%, 11/1/33	678,253	759,154
FNMA, 5.00%, 4/1/35	922,715	1,029,922
FNMA, 4.50%, 9/1/35	458,488	501,368
FNMA, 5.00%, 2/1/36	620,592	691,921
FNMA, 5.50%, 4/1/36	232,819	263,284
FNMA, 5.50%, 5/1/36	451,227	511,438
FNMA, 5.00%, 11/1/36	1,617,321	1,803,313
FNMA, 5.50%, 2/1/37	118,511	134,011
FNMA, 6.00%, 7/1/37	867,145	995,483
FNMA, 6.50%, 8/1/37	163,859	184,104
FNMA, 5.50%, 7/1/39	758,194	859,583
FNMA, 5.00%, 4/1/40	1,698,663	1,889,763
FNMA, 5.00%, 6/1/40	1,489,895	1,665,969
FNMA, 4.50%, 8/1/40	2,204,484	2,407,126
FNMA, 4.50%, 9/1/40	3,659,273	4,020,647
FNMA, 3.50%, 1/1/41	1,997,403	2,098,562
FNMA, 4.00%, 1/1/41	1,580,943	1,724,973
FNMA, 4.50%, 1/1/41	1,377,903	1,523,594

	Shares/ Principal Amount	Value
FNMA, 4.00%, 5/1/41	$1,965,544	$2,110,846
FNMA, 4.50%, 7/1/41	665,117	734,069
FNMA, 4.50%, 9/1/41	728,225	795,901
FNMA, 4.50%, 9/1/41	2,893,659	3,163,241
FNMA, 4.00%, 12/1/41	1,661,373	1,799,426
FNMA, 4.00%, 1/1/42	978,121	1,049,722
FNMA, 4.00%, 1/1/42	1,422,187	1,528,081
FNMA, 4.00%, 3/1/42	1,323,695	1,420,046
FNMA, 3.50%, 5/1/42	2,643,391	2,781,431
FNMA, 3.50%, 6/1/42	825,420	870,761
FNMA, 3.00%, 11/1/42	1,920,844	1,962,264
FNMA, 6.50%, 8/1/47	28,232	31,637
FNMA, 6.50%, 8/1/47	42,961	48,146
FNMA, 6.50%, 9/1/47	43,769	49,081
FNMA, 6.50%, 9/1/47	3,127	3,505
FNMA, 6.50%, 9/1/47	16,430	18,415
FNMA, 6.50%, 9/1/47	23,872	26,767
FNMA, 6.50%, 9/1/47	6,376	7,145
GNMA, 3.50%, 5/20/15(5)	3,300,000	3,481,758
GNMA, 4.00%, 5/20/15(5)	2,000,000	2,138,125
GNMA, 7.00%, 4/20/26	59,329	69,803
GNMA, 7.50%, 8/15/26	35,670	43,351
GNMA, 7.00%, 2/15/28	12,341	12,542
GNMA, 7.50%, 2/15/28	15,430	15,802
GNMA, 7.00%, 12/15/28	21,528	22,439
GNMA, 7.00%, 5/15/31	69,537	85,289
GNMA, 5.50%, 11/15/32	247,565	281,019
GNMA, 4.50%, 5/20/41	917,731	1,001,328
GNMA, 4.50%, 6/15/41	775,470	877,704
GNMA, 4.00%, 12/15/41	1,447,666	1,566,238
GNMA, 3.50%, 6/20/42	1,706,752	1,806,328
GNMA, 3.50%, 7/20/42	833,289	881,905
GNMA, 4.50%, 11/20/43	1,379,616	1,498,067
		81,191,489
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $92,426,089)		94,972,706
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	35,052	36,848
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.51%, 5/1/15	420,972	421,345
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	387,044	286,708
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 5/1/15	264,881	266,370
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	36,603	37,047
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.74%, 5/1/15	417,787	416,995

	Shares/ Principal Amount	Value
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	$155,129	$161,479
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 5/1/15	765,396	760,323
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 5/1/15	1,048,235	1,033,375
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.19%, 5/1/15	188,669	187,003
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	11,998	11,788
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.48%, 5/1/15	227,727	225,665
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.25%, 5/1/15	794,551	789,237
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.07%, 5/1/15	133,443	127,776
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.10%, 5/1/15	305,984	297,803
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.66%, 5/1/15	337,677	336,448
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.68%, 5/1/15	437,393	438,826
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 5/1/15	353,478	355,212
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.92%, 5/1/15	157,393	156,184
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 5/1/15	90,367	90,101
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 5/1/15	475,995	480,583
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 5/1/15(2)	182,407	182,927
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 5/1/15	640,195	653,865
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	84,367	88,829
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 5/25/15	323,556	318,795
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 5/1/15	464,459	457,291
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 5/1/15	63,011	62,606
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 5/1/15	100,147	100,718
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 5/1/15(2)	294,631	307,132
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.41%, 5/1/15	303,051	303,644
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 5/1/15	291,339	291,586
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, 5/27/15	1,180,091	1,138,658
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 5/1/15	792,498	789,327
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	86,210	89,167

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 5/1/15	$124,019	$125,023
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 5/1/15	246,318	252,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 5/1/15	258,252	260,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	163,800	168,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	265,706	271,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	446,683	471,125
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.63%, 5/1/15	784,832	804,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.63%, 5/1/15	81,060	82,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.63%, 5/1/15	540,399	551,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 5/1/15	153,907	153,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.61%, 5/1/15	161,805	165,467
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 5/1/15	425,135	429,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 5/1/15	126,546	128,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.11%, 5/1/15	468,603	470,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	201,558	207,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	261,699	270,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	137,869	143,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	146,248	151,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	101,322	104,974
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	69,797	71,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.17%, 5/1/15	133,671	133,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	397,326	420,131
		17,538,369
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	374,184	410,943
FHLMC, Series 77, Class H, 8.50%, 9/15/20	23,049	24,332
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,118,341	1,118,898
		1,554,173
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,149,632)		19,092,542
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.1%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 5/1/15	221,959	222,848

	Shares/ Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 5/1/15	$300,000	$305,371
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	1,125,000	1,148,632
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.98%, 5/15/15(2)	825,000	822,874
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 5/1/15(2)	625,000	640,514
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	950,000	983,537
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.13%, 5/15/15(2)	1,400,000	1,396,401
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.98%, 5/15/15(2)	925,000	924,031
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	752,297
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 5/1/15	775,000	846,264
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	1,025,000	1,109,592
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 5/1/15(2)	500,000	504,536
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	750,000	775,294
Core Industrial Trust Core, Series 2015-4, Class A, 3.29%, 2/10/37	1,150,000	1,179,502
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	325,000	341,879
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/10/15(2)	1,575,000	1,627,330
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 5/1/15	475,000	510,230
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	303,934
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	502,202
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.08%, 5/15/15(2)	925,000	924,044
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	42,542	43,268
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	5,357	5,358
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 5/11/15	400,000	402,297
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 5/11/15	425,000	429,391
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35%, 7/13/29(2)	800,000	840,900
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 5/1/15(2)	725,000	749,206
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,911,975)		18,291,732
ASSET-BACKED SECURITIES(4) — 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	450,000	451,064
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	750,000	769,880

	Shares/ Principal Amount	Value
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 5/7/15(2)	$922,897	$922,515
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	576,408	576,273
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.54%, 5/15/15	775,000	774,406
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	396,128	396,215
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.35%, 5/15/15	724,640	723,641
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.58%, 5/11/15(2)	1,125,000	1,124,234
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	226,835	228,580
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,158,962	1,152,194
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	781,409	781,439
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	675,000	675,993
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(2)	619,066	620,182
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	743,879	747,671
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	165,050	172,477
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	675,000	675,692
TOTAL ASSET-BACKED SECURITIES (Cost $10,793,957)		10,792,456
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	430,000	480,525
Brazilian Government International Bond, 4.875%, 1/22/21	20,000	21,470
Brazilian Government International Bond, 2.625%, 1/5/23	260,000	238,160
		740,155
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	150,000	150,812
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	107,250
Chile Government International Bond, 3.625%, 10/30/42	100,000	97,250
		204,500
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	329,685
Colombia Government International Bond, 6.125%, 1/18/41	100,000	117,750
		447,435
Italy†
Italy Government International Bond, 6.875%, 9/27/23	220,000	282,919
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	420,000	480,480
Mexico Government International Bond, 5.125%, 1/15/20	330,000	370,425
Mexico Government International Bond, 4.00%, 10/2/23	100,000	105,225

	Shares/ Principal Amount	Value
Mexico Government International Bond, 6.05%, 1/11/40	$50,000	$60,812
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	412,700
		1,429,642
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	93,013
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	205,275
		298,288
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	330,000
Philippine Government International Bond, 6.375%, 10/23/34	150,000	210,000
		540,000
Poland†
Poland Government International Bond, 5.125%, 4/21/21	140,000	160,124
Poland Government International Bond, 3.00%, 3/17/23	140,000	142,674
		302,798
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24	110,000	115,889
South Korea†
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	166,403
Korea Development Bank (The), 3.25%, 3/9/16	130,000	132,506
Korea Development Bank (The), 4.00%, 9/9/16	110,000	114,305
		413,214
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	300,000	283,380
Turkey Government International Bond, 4.25%, 4/14/26	200,000	195,500
		478,880
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	111,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,187,686)		5,515,532
MUNICIPAL SECURITIES — 0.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	62,630
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	108,225
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	135,000	184,409
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	154,539
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	249,608
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	125,602
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	244,564
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	133,461
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	75,434
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	105,000	143,827
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	83,152
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	159,945

	Shares/ Principal Amount	Value
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	$200,000	$298,256
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	137,839
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	95,000	126,067
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	125,651
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	90,395
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	57,959
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	264,539
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	256,969
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	266,431
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	113,578
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	132,904
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	148,393
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	65,584
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,432
TOTAL MUNICIPAL SECURITIES (Cost $3,109,125)		3,834,393
TEMPORARY CASH INVESTMENTS — 1.1%
SSgA U.S. Government Money Market Fund, Class N	4,891,938	4,891,938
State Street Institutional Liquid Reserves Fund, Premier Class	5,129,323	5,129,323
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,021,261)		10,021,261
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $806,583,252)		911,750,737
OTHER ASSETS AND LIABILITIES — (2.3)%		(20,205,263)
TOTAL NET ASSETS — 100.0%		$891,545,474

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $25,228,048, which represented 2.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was
$34,050.
See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $806,583,252)	$911,750,737
Receivable for investments sold	16,885,901
Receivable for capital shares sold	636,541
Receivable for variation margin on futures contracts	9,919
Dividends and interest receivable	2,488,426
931,771,524

Liabilities
Payable for investments purchased	39,077,692
Payable for capital shares redeemed	494,415
Accrued management fees	653,943
40,226,050

Net Assets	$891,545,474

Net Assets Consist of:
Capital (par value and paid-in surplus)	$759,247,929
Undistributed net investment income	900,408
Undistributed net realized gain	26,229,652
Net unrealized appreciation	105,167,485
$891,545,474

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$840,167,469	45,700,876	$18.38
Institutional Class, $0.01 Par Value	$51,378,005	2,793,159	$18.39

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,832)	$5,876,106
Interest	4,481,094
10,357,200

Expenses:
Management fees	3,901,234
Directors' fees and expenses	15,827
Other expenses	64
3,917,125

Net investment income (loss)	6,440,075

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	28,737,688
Futures contract transactions	29,807
28,767,495

Change in net unrealized appreciation (depreciation) on investments	(10,219,778)

Net realized and unrealized gain (loss)	18,547,717

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,987,792

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$6,440,075	$11,199,202
Net realized gain (loss)	28,767,495	62,541,609
Change in net unrealized appreciation (depreciation)	(10,219,778)	9,796,675
Net increase (decrease) in net assets resulting from operations	24,987,792	83,537,486

Distributions to Shareholders
From net investment income:
Investor Class	(6,423,045)	(11,400,287)
Institutional Class	(436,519)	(817,811)
From net realized gains:
Investor Class	(57,795,741)	(54,390,743)
Institutional Class	(3,452,739)	(3,584,868)
Decrease in net assets from distributions	(68,108,044)	(70,193,709)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	70,020,874	82,774,430

Net increase (decrease) in net assets	26,900,622	96,118,207

Net Assets
Beginning of period	864,644,852	768,526,645
End of period	$891,545,474	$864,644,852

Undistributed net investment income	$900,408	$1,319,897

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.900% for the Investor Class. The annual management fee schedule ranges from 0.600% to 0.700% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 0.90% for the Investor Class and 0.70% for the Institutional Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2015 totaled $403,591,720, of which $155,996,837 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 totaled $379,913,601, of which $137,586,419 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	3,270,813	$60,917,451	6,263,780	$117,386,844
Issued in reinvestment of distributions	3,490,753	62,768,406	3,565,008	64,242,576
Redeemed	(3,148,258)	(58,443,802)	(5,340,834)	(100,173,536)
	3,613,308	65,242,055	4,487,954	81,455,884
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	244,349	4,558,961	504,596	9,504,663
Issued in reinvestment of distributions	216,132	3,889,258	244,093	4,402,679
Redeemed	(194,934)	(3,669,400)	(669,392)	(12,588,796)
	265,547	4,778,819	79,297	1,318,546
Net increase (decrease)	3,878,855	$70,020,874	4,567,251	$82,774,430

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$530,497,960	—	—
U.S. Treasury Securities	—	$113,298,232	—
Corporate Bonds	—	105,433,923	—
U.S. Government Agency Mortgage-Backed Securities	—	94,972,706	—
Collateralized Mortgage Obligations	—	19,092,542	—
Commercial Mortgage-Backed Securities	—	18,291,732	—
Asset-Backed Securities	—	10,792,456	—
Sovereign Governments and Agencies	—	5,515,532	—
Municipal Securities	—	3,834,393	—
Temporary Cash Investments	10,021,261	—	—
	$540,519,221	$371,231,516	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased interest rate risk derivative instruments for temporary investment purposes.

The value of interest rate risk derivative instruments as of April 30, 2015, is disclosed on the Statement of
Assets and Liabilities as an asset of $9,919 in receivable for variation margin on futures contracts. For the six months ended April 30, 2015, the effect of interest rate risk derivative instruments on the Statement of Operations was $29,807 in net realized gain (loss) on futures contract transactions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$809,052,756
Gross tax appreciation of investments	$111,318,105
Gross tax depreciation of investments	(8,620,124)
Net tax appreciation (depreciation) of investments	$102,697,981

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$19.38	0.13	0.38	0.51	(0.14)	(1.37)	(1.51)	$18.38	2.86%	0.90%(4)	1.46%(4)	43%	$840,167
2014	$19.19	0.25	1.66	1.91	(0.28)	(1.44)	(1.72)	$19.38	10.76%	0.90%	1.36%	64%	$815,636
2013	$17.41	0.30	2.25	2.55	(0.31)	(0.46)	(0.77)	$19.19	15.21%	0.90%	1.64%	81%	$721,523
2012	$15.96	0.29	1.47	1.76	(0.31)	—	(0.31)	$17.41	11.12%	0.90%	1.75%	82%	$609,476
2011	$15.02	0.29	0.94	1.23	(0.29)	—	(0.29)	$15.96	8.26%	0.90%	1.84%	87%	$511,829
2010	$13.58	0.27	1.44	1.71	(0.27)	—	(0.27)	$15.02	12.70%	0.91%	1.85%	69%	$487,066
Institutional Class
2015(3)	$19.39	0.15	0.38	0.53	(0.16)	(1.37)	(1.53)	$18.39	2.96%	0.70%(4)	1.66%(4)	43%	$51,378
2014	$19.20	0.29	1.65	1.94	(0.31)	(1.44)	(1.75)	$19.39	10.98%	0.70%	1.56%	64%	$49,009
2013	$17.41	0.32	2.28	2.60	(0.35)	(0.46)	(0.81)	$19.20	15.49%	0.70%	1.84%	81%	$47,004
2012	$15.96	0.32	1.47	1.79	(0.34)	—	(0.34)	$17.41	11.34%	0.70%	1.95%	82%	$19,667
2011	$15.02	0.32	0.94	1.26	(0.32)	—	(0.32)	$15.96	8.48%	0.70%	2.04%	87%	$9,736
2010	$13.59	0.29	1.44	1.73	(0.30)	—	(0.30)	$15.02	12.84%	0.71%	2.05%	69%	$6,538

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85681 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Capital Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACTIX	3.73%(2)	10.56%(2)	12.98%(2)	6.30%(2)	6.43%(2)	3/31/99
Russell 1000 Value Index	—	2.89%	9.31%	13.38%	7.50%	6.51%	—
Institutional Class	ACPIX	3.83%(2)	10.76%(2)	13.22%(2)	6.52%(2)	6.53%(2)	3/1/02
A Class(3)	ACCVX						5/14/03
No sales charge*		3.68%(2)	10.29%(2)	12.70%(2)	6.05%(2)	7.70%(2)
With sales charge*		-2.28%(2)	4.00%(2)	11.36%(2)	5.43%(2)	7.16%(2)
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class
1.10%	0.90%	1.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	3.4%
Johnson & Johnson	3.3%
Chevron Corp.	3.1%
Merck & Co., Inc.	2.3%
Medtronic, plc	2.3%
CVS Health Corp.	2.2%
United Technologies Corp.	2.1%
U.S. Bancorp	1.9%
Ingersoll-Rand plc	1.9%

Top Five Industries	% of net assets
Banks	14.5%
Oil, Gas and Consumable Fuels	9.4%
Pharmaceuticals	6.5%
Insurance	6.1%
Capital Markets	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,037.30	$5.05	1.00%
Investor Class (before waiver)	$1,000	$1,037.30(2)	$5.56	1.10%
Institutional Class (after waiver)	$1,000	$1,038.30	$4.04	0.80%
Institutional Class (before waiver)	$1,000	$1,038.30(2)	$4.55	0.90%
A Class (after waiver)	$1,000	$1,036.80	$6.31	1.25%
A Class (before waiver)	$1,000	$1,036.80(2)	$6.82	1.35%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.84	$5.01	1.00%
Investor Class (before waiver)	$1,000	$1,019.34	$5.51	1.10%
Institutional Class (after waiver)	$1,000	$1,020.83	$4.01	0.80%
Institutional Class (before waiver)	$1,000	$1,020.33	$4.51	0.90%
A Class (after waiver)	$1,000	$1,018.60	$6.26	1.25%
A Class (before waiver)	$1,000	$1,018.10	$6.76	1.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 5.8%
Honeywell International, Inc.	21,090	$2,128,403
Huntington Ingalls Industries, Inc.	6,340	834,281
Precision Castparts Corp.	6,540	1,351,752
Raytheon Co.	15,730	1,635,920
United Technologies Corp.	29,130	3,313,537
		9,263,893
Auto Components — 1.2%
BorgWarner, Inc.	9,120	539,904
Delphi Automotive plc	17,290	1,435,070
		1,974,974
Automobiles — 1.0%
Ford Motor Co.	89,930	1,420,894
Harley-Davidson, Inc.	2,600	146,146
		1,567,040
Banks — 14.5%
Bank of America Corp.	163,874	2,610,513
Citigroup, Inc.	24,016	1,280,533
JPMorgan Chase & Co.	101,520	6,422,155
KeyCorp	101,560	1,467,542
PNC Financial Services Group, Inc. (The)	29,580	2,713,373
U.S. Bancorp	71,470	3,063,919
Wells Fargo & Co.	98,530	5,429,003
		22,987,038
Biotechnology — 1.5%
Amgen, Inc.	9,560	1,509,620
Gilead Sciences, Inc.(1)	8,650	869,411
		2,379,031
Building Products — 0.6%
Masco Corp.	35,950	952,316
Capital Markets — 6.0%
Ameriprise Financial, Inc.	14,760	1,849,133
BlackRock, Inc.	4,250	1,546,745
Goldman Sachs Group, Inc. (The)	11,380	2,235,259
Invesco Ltd.	42,640	1,766,149
Morgan Stanley	20,790	775,675
State Street Corp.	17,230	1,328,778
		9,501,739
Chemicals — 2.2%
Dow Chemical Co. (The)	44,780	2,283,780
LyondellBasell Industries NV, Class A	12,370	1,280,542
		3,564,322

7

	Shares	Value
Communications Equipment — 1.0%
Cisco Systems, Inc.	56,350	$1,624,571
Consumer Finance — 1.7%
Capital One Financial Corp.	25,580	2,068,143
Discover Financial Services	10,900	631,873
		2,700,016
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	16,150	2,280,542
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	31,700	1,098,088
Electric Utilities — 2.6%
American Electric Power Co., Inc.	8,140	462,922
PPL Corp.	40,100	1,364,603
Westar Energy, Inc.	27,750	1,044,788
Xcel Energy, Inc.	37,040	1,256,026
		4,128,339
Electrical Equipment — 1.2%
Eaton Corp. plc	27,240	1,872,205
Energy Equipment and Services — 2.7%
Baker Hughes, Inc.	18,990	1,300,056
Halliburton Co.	16,680	816,486
National Oilwell Varco, Inc.	20,830	1,133,360
Schlumberger Ltd.	10,890	1,030,303
		4,280,205
Food and Staples Retailing — 2.9%
CVS Health Corp.	35,440	3,518,837
Kroger Co. (The)	14,780	1,018,490
		4,537,327
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	55,730	2,586,986
Medtronic, plc	48,300	3,595,935
Zimmer Holdings, Inc.	2,690	295,470
		6,478,391
Health Care Providers and Services — 2.7%
Aetna, Inc.	19,910	2,127,782
Anthem, Inc.	11,530	1,740,223
HCA Holdings, Inc.(1)	5,210	385,592
		4,253,597
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	9,730	778,887
Household Durables — 1.0%
Whirlpool Corp.	9,260	1,626,056
Household Products — 0.6%
Procter & Gamble Co. (The)	12,720	1,011,367
Industrial Conglomerates — 0.8%
General Electric Co.	45,750	1,238,910

8

	Shares	Value
Insurance — 6.1%
Allstate Corp. (The)	30,020	$2,091,193
American International Group, Inc.	29,880	1,681,945
MetLife, Inc.	38,930	1,996,720
Principal Financial Group, Inc.	14,400	736,128
Prudential Financial, Inc.	19,260	1,571,616
Travelers Cos., Inc. (The)	16,590	1,677,415
		9,755,017
Machinery — 2.6%
Ingersoll-Rand plc	45,440	2,991,770
Stanley Black & Decker, Inc.	11,880	1,172,556
		4,164,326
Media — 3.5%
Comcast Corp., Class A	33,560	1,938,426
Time Warner Cable, Inc.	7,820	1,216,166
Time Warner, Inc.	28,830	2,433,540
		5,588,132
Multiline Retail — 1.9%
Macy's, Inc.	34,240	2,212,931
Target Corp.	10,120	797,760
		3,010,691
Oil, Gas and Consumable Fuels — 9.4%
Chevron Corp.	43,720	4,855,543
Exxon Mobil Corp.	33,640	2,939,127
Imperial Oil Ltd.	40,030	1,764,439
Oasis Petroleum, Inc.(1)	44,890	805,326
Occidental Petroleum Corp.	27,350	2,190,735
Total SA ADR	45,010	2,435,041
		14,990,211
Paper and Forest Products — 0.6%
International Paper Co.	18,620	1,000,266
Pharmaceuticals — 6.5%
Actavis plc(1)	620	175,373
Catalent, Inc.(1)	23,701	681,878
Johnson & Johnson	52,160	5,174,272
Merck & Co., Inc.	60,670	3,613,505
Pfizer, Inc.	18,210	617,865
		10,262,893
Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	34,760	815,122
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	120,190	2,378,560
Microchip Technology, Inc.	42,510	2,025,814
Micron Technology, Inc.(1)	18,850	530,251
		4,934,625

9

	Shares	Value
Software — 4.6%
Electronic Arts, Inc.(1)	39,410	$2,289,327
Microsoft Corp.	48,700	2,368,768
Oracle Corp.	59,930	2,614,146
		7,272,241
Specialty Retail — 1.5%
Lowe's Cos., Inc.	33,730	2,322,648
Technology Hardware, Storage and Peripherals — 0.9%
Western Digital Corp.	15,350	1,500,309
Tobacco — 1.5%
Altria Group, Inc.	21,300	1,066,065
Philip Morris International, Inc.	14,790	1,234,521
		2,300,586
Trading Companies and Distributors — 0.4%
United Rentals, Inc.(1)	7,320	706,966
TOTAL COMMON STOCKS (Cost $104,831,993)		158,722,887
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $70,553), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $69,326)		69,326
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $169,363), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $166,383)		166,383
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $201,025), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $194,000)		194,000
State Street Institutional Liquid Reserves Fund, Premier Class	537	537
TOTAL TEMPORARY CASH INVESTMENTS (Cost $430,246)		430,246
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $105,262,239)		159,153,133
OTHER ASSETS AND LIABILITIES — (0.1)%		(108,687)
TOTAL NET ASSETS — 100.0%		$159,044,446

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,255,588	CAD	1,519,299	JPMorgan Chase Bank N.A.	5/29/15	$(3,192)
USD	1,641,043	EUR	1,503,951	UBS AG	5/29/15	(48,191)
USD	67,340	EUR	60,273	UBS AG	5/29/15	(359)
						$(51,742)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $105,262,239)	$159,153,133
Foreign currency holdings, at value (cost of $5,222)	5,235
Receivable for capital shares sold	15,177
Dividends and interest receivable	116,670
159,290,215

Liabilities
Payable for capital shares redeemed	61,970
Unrealized depreciation on forward foreign currency exchange contracts	51,742
Accrued management fees	131,116
Distribution and service fees payable	941
245,769

Net Assets	$159,044,446

Net Assets Consist of:
Capital (par value and paid-in surplus)	$98,090,630
Undistributed net investment income	552,281
Undistributed net realized gain	6,562,370
Net unrealized appreciation	53,839,165
$159,044,446

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$151,535,085	16,237,077	$9.33
Institutional Class, $0.01 Par Value	$2,976,428	318,274	$9.35
A Class, $0.01 Par Value	$4,532,933	487,050	$9.31*
*Maximum offering price $9.88 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $14,433)	$1,804,186
Interest	103
1,804,289

Expenses:
Management fees	870,525
Distribution and service fees - A Class	5,520
Directors' fees and expenses	2,866
878,911
Fees waived	(79,410)
799,501

Net investment income (loss)	1,004,788

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,854,928
Foreign currency transactions	344,151
8,199,079

Change in net unrealized appreciation (depreciation) on:
Investments	(3,284,857)
Translation of assets and liabilities in foreign currencies	(76,579)
(3,361,436)

Net realized and unrealized gain (loss)	4,837,643

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,842,431

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$1,004,788	$2,009,905
Net realized gain (loss)	8,199,079	10,829,207
Change in net unrealized appreciation (depreciation)	(3,361,436)	9,236,308
Net increase (decrease) in net assets resulting from operations	5,842,431	22,075,420

Distributions to Shareholders
From net investment income:
Investor Class	(2,061,009)	(1,920,651)
Institutional Class	(47,038)	(51,046)
A Class	(48,794)	(36,557)
From net realized gains:
Investor Class	(8,800,770)	—
Institutional Class	(175,620)	—
A Class	(254,043)	—
Decrease in net assets from distributions	(11,387,274)	(2,008,254)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,748,173	(6,554,884)

Net increase (decrease) in net assets	203,330	13,512,282

Net Assets
Beginning of period	158,841,116	145,328,834
End of period	$159,044,446	$158,841,116

Undistributed net investment income	$552,281	$1,704,334

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class and the A Class. The A Class may incur an initial sales charge. The A Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

14

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.100% for the Investor Class and A Class. The annual management fee ranges from 0.700% to 0.900% for the Institutional Class. During the six months ended April 30, 2015, the investment advisor voluntarily agreed to waive 0.100% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2015, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2015 was $75,713, $1,489 and $2,208 for the Investor Class, Institutional Class and A Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2015 was 1.10% for the Investor Class and A Class and 0.90% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2015 was 1.00% for the Investor Class and A Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $24,466,772 and $28,565,288, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	453,211	$4,244,825	1,267,771	$11,567,934
Issued in reinvestment of distributions	1,187,673	10,463,399	216,834	1,847,429
Redeemed	(1,025,738)	(9,603,817)	(2,174,796)	(19,739,614)
	615,146	5,104,407	(690,191)	(6,324,251)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	727	6,750	15,136	134,931
Issued in reinvestment of distributions	15,972	140,869	5,746	49,014
Redeemed	(8,392)	(77,474)	(96,090)	(873,186)
	8,307	70,145	(75,208)	(689,241)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	82,919	778,708	183,136	1,647,219
Issued in reinvestment of distributions	34,040	299,551	4,248	36,111
Redeemed	(54,486)	(504,638)	(134,836)	(1,224,722)
	62,473	573,621	52,548	458,608
Net increase (decrease)	685,926	$5,748,173	(712,851)	$(6,554,884)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$156,958,448	$1,764,439	—
Temporary Cash Investments	537	429,709	—
	$156,958,985	$2,194,148	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(51,742)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,084,589.

The value of foreign currency risk derivative instruments as of April 30, 2015, is disclosed on the Statement of Assets and Liabilities as a liability of $51,742 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $349,644 in net realized gain (loss) on foreign currency transactions and $(78,782) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$106,586,716
Gross tax appreciation of investments	$52,883,406
Gross tax depreciation of investments	(316,989)
Net tax appreciation (depreciation) of investments	$52,566,417

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$9.71	0.06	0.26	0.32	(0.13)	(0.57)	(0.70)	$9.33	3.73%	1.00%(4)	1.10%(4)	1.27%(4)	1.17%(4)	15%	$151,535
2014	$8.51	0.12	1.20	1.32	(0.12)	—	(0.12)	$9.71	15.68%	1.00%	1.10%	1.32%	1.22%	31%	$151,715
2013	$6.89	0.13	1.61	1.74	(0.12)	—	(0.12)	$8.51	25.67%	1.00%	1.10%	1.66%	1.56%	26%	$138,884
2012	$5.96	0.11	0.93	1.04	(0.11)	—	(0.11)	$6.89	17.80%	1.00%	1.10%	1.76%	1.66%	32%	$117,210
2011	$5.73	0.09	0.23	0.32	(0.09)	—	(0.09)	$5.96	5.67%	1.00%	1.10%	1.53%	1.43%	37%	$111,188
2010	$5.32	0.09	0.42	0.51	(0.10)	—	(0.10)	$5.73	9.69%	1.09%	1.11%	1.56%	1.54%	27%	$137,037
Institutional Class
2015(3)	$9.74	0.07	0.26	0.33	(0.15)	(0.57)	(0.72)	$9.35	3.83%	0.80%(4)	0.90%(4)	1.47%(4)	1.37%(4)	15%	$2,976
2014	$8.54	0.14	1.20	1.34	(0.14)	—	(0.14)	$9.74	15.86%	0.80%	0.90%	1.52%	1.42%	31%	$3,019
2013	$6.90	0.15	1.62	1.77	(0.13)	—	(0.13)	$8.54	26.00%	0.80%	0.90%	1.86%	1.76%	26%	$3,289
2012	$5.97	0.12	0.93	1.05	(0.12)	—	(0.12)	$6.90	18.00%	0.80%	0.90%	1.96%	1.86%	32%	$3,943
2011	$5.74	0.10	0.24	0.34	(0.11)	—	(0.11)	$5.97	5.87%	0.80%	0.90%	1.73%	1.63%	37%	$3,618
2010	$5.32	0.10	0.43	0.53	(0.11)	—	(0.11)	$5.74	10.11%	0.89%	0.91%	1.76%	1.74%	27%	$3,980

19

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2015(3)	$9.67	0.05	0.27	0.32	(0.11)	(0.57)	(0.68)	$9.31	3.68%	1.25%(4)	1.35%(4)	1.02%(4)	0.92%(4)	15%	$4,533
2014	$8.48	0.10	1.19	1.29	(0.10)	—	(0.10)	$9.67	15.32%	1.25%	1.35%	1.07%	0.97%	31%	$4,107
2013	$6.87	0.11	1.62	1.73	(0.12)	—	(0.12)	$8.48	25.51%	1.25%	1.35%	1.41%	1.31%	26%	$3,155
2012	$5.95	0.10	0.92	1.02	(0.10)	—	(0.10)	$6.87	17.37%	1.25%	1.35%	1.51%	1.41%	32%	$2,796
2011	$5.72	0.08	0.23	0.31	(0.08)	—	(0.08)	$5.95	5.41%	1.25%	1.35%	1.28%	1.18%	37%	$3,326
2010	$5.30	0.07	0.44	0.51	(0.09)	—	(0.09)	$5.72	9.64%	1.34%	1.36%	1.31%	1.29%	27%	$4,130

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85686 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Focused Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AFSIX	4.39%	11.81%	12.46%	8.17%	7.65%	2/28/05
Russell 1000 Growth Index	—	6.54%	16.67%	15.48%	9.62%	9.05%	—
Institutional Class	AFGNX	4.41%	12.05%	12.68%	—	6.88%	9/28/07
A Class	AFGAX						9/28/07
No sales charge*		4.25%	11.53%	12.18%	—	6.41%
With sales charge*		-1.76%	5.09%	10.86%	—	5.58%
C Class	AFGCX						9/28/07
No sales charge*		3.87%	10.74%	11.35%	—	5.62%
With sales charge*		3.06%	10.74%	11.35%	—	5.62%
R Class	AFGRX	4.15%	11.31%	11.91%	—	6.15%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Walt Disney Co. (The)	4.3%
PepsiCo, Inc.	4.1%
Visa, Inc., Class A	4.1%
Oracle Corp.	3.9%
Comcast Corp., Class A	3.8%
Boeing Co. (The)	3.6%
Intuit, Inc.	3.2%
Lockheed Martin Corp.	3.0%
Caterpillar, Inc.	3.0%
Electronic Arts, Inc.	2.9%

Top Five Industries	% of net assets
Software	11.2%
Media	8.1%
Biotechnology	6.7%
Aerospace and Defense	6.6%
Specialty Retail	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.4%
Exchange-Traded Funds	0.8%
Total Equity Exposure	98.2%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,043.90	$5.02	0.99%
Institutional Class	$1,000	$1,044.10	$4.00	0.79%
A Class	$1,000	$1,042.50	$6.28	1.24%
C Class	$1,000	$1,038.70	$10.06	1.99%
R Class	$1,000	$1,041.50	$7.54	1.49%
Hypothetical
Investor Class	$1,000	$1,019.89	$4.96	0.99%
Institutional Class	$1,000	$1,020.88	$3.96	0.79%
A Class	$1,000	$1,018.65	$6.21	1.24%
C Class	$1,000	$1,014.93	$9.94	1.99%
R Class	$1,000	$1,017.41	$7.45	1.49%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.4%
Aerospace and Defense — 6.6%
Boeing Co. (The)	4,266	$611,488
Lockheed Martin Corp.	2,770	516,882
		1,128,370
Airlines — 1.4%
Alaska Air Group, Inc.	3,833	245,542
Automobiles — 0.9%
Harley-Davidson, Inc.	2,741	154,072
Beverages — 4.1%
PepsiCo, Inc.	7,259	690,476
Biotechnology — 6.7%
Alexion Pharmaceuticals, Inc.(1)	2,064	349,291
Biogen Idec, Inc.(1)	471	176,121
Gilead Sciences, Inc.(1)	2,689	270,271
Incyte Corp.(1)	3,580	347,833
		1,143,516
Capital Markets — 2.2%
Franklin Resources, Inc.	7,395	381,286
Chemicals — 2.1%
Dow Chemical Co. (The)	5,317	271,167
Sherwin-Williams Co. (The)	277	77,006
		348,173
Communications Equipment — 1.4%
QUALCOMM, Inc.	3,589	244,052
Electrical Equipment — 0.2%
Generac Holdings, Inc.(1)	737	30,725
Energy Equipment and Services — 0.4%
National Oilwell Varco, Inc.	1,102	59,960
Food Products — 2.7%
Mead Johnson Nutrition Co.	4,725	453,222
Health Care Equipment and Supplies — 2.7%
C.R. Bard, Inc.	2,736	455,763
Health Care Providers and Services — 2.9%
Cardinal Health, Inc.	5,293	446,412
Express Scripts Holding Co.(1)	560	48,384
		494,796
Hotels, Restaurants and Leisure — 2.8%
Marriott International, Inc., Class A	5,905	472,695
Internet and Catalog Retail — 2.8%
Expedia, Inc.	5,108	481,327
Internet Software and Services — 5.3%
Facebook, Inc., Class A(1)	4,168	328,313
Google, Inc., Class A(1)	562	308,409
Yelp, Inc.(1)	6,709	264,268
		900,990

7

	Shares	Value
IT Services — 5.8%
Cognizant Technology Solutions Corp., Class A(1)	285	$16,684
Fiserv, Inc.(1)	198	15,365
Teradata Corp.(1)	6,036	265,524
Visa, Inc., Class A	10,447	690,024
		987,597
Life Sciences Tools and Services — 0.3%
Illumina, Inc.(1)	277	51,037
Machinery — 5.7%
Caterpillar, Inc.	5,802	504,078
Parker-Hannifin Corp.	2,317	276,557
WABCO Holdings, Inc.(1)	1,468	182,692
		963,327
Media — 8.1%
Comcast Corp., Class A	11,153	644,197
Walt Disney Co. (The)	6,669	725,054
		1,369,251
Metals and Mining — 1.5%
United States Steel Corp.	10,889	261,554
Multiline Retail — 2.8%
Macy's, Inc.	7,447	481,300
Oil, Gas and Consumable Fuels — 3.0%
Concho Resources, Inc.(1)	194	24,572
Exxon Mobil Corp.	5,534	483,506
		508,078
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	1,554	126,325
Pharmaceuticals — 2.4%
Teva Pharmaceutical Industries Ltd. ADR	6,727	406,445
Road and Rail — 2.1%
Union Pacific Corp.	3,414	362,669
Semiconductors and Semiconductor Equipment — 0.1%
Altera Corp.	283	11,795
Software — 11.2%
Electronic Arts, Inc.(1)	8,525	495,217
Intuit, Inc.	5,346	536,364
Oracle Corp.	15,370	670,440
Splunk, Inc.(1)	3,142	208,456
		1,910,477
Specialty Retail — 5.9%
Bed Bath & Beyond, Inc.(1)	6,502	458,131
Gap, Inc. (The)	3,390	134,380
O'Reilly Automotive, Inc.(1)	1,868	406,906
		999,417
Wireless Telecommunication Services — 2.6%
SBA Communications Corp., Class A(1)	3,885	449,961
TOTAL COMMON STOCKS (Cost $13,817,568)		16,574,198

8

	Shares	Value
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Growth Index Fund (Cost $140,435)	1,422	$141,432
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $52,599), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $51,685)		51,685
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $126,265), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $124,043)		124,043
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $147,813), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $144,000)		144,000
State Street Institutional Liquid Reserves Fund, Premier Class	945	945
TOTAL TEMPORARY CASH INVESTMENTS (Cost $320,673)		320,673
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $14,278,676)		17,036,303
OTHER ASSETS AND LIABILITIES — (0.1)%		(18,659)
TOTAL NET ASSETS — 100.0%		$17,017,644

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $14,278,676)	$17,036,303
Receivable for capital shares sold	1,334
Dividends and interest receivable	4,666
17,042,303

Liabilities
Payable for capital shares redeemed	10,000
Accrued management fees	14,151
Distribution and service fees payable	508
24,659

Net Assets	$17,017,644

Net Assets Consist of:
Capital (par value and paid-in surplus)	$13,256,825
Undistributed net investment income	13,609
Undistributed net realized gain	989,583
Net unrealized appreciation	2,757,627
$17,017,644

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$15,849,444	1,276,997	$12.41
Institutional Class, $0.01 Par Value	$41,445	3,339	$12.41
A Class, $0.01 Par Value	$624,066	50,398	$12.38*
C Class, $0.01 Par Value	$380,641	32,185	$11.83
R Class, $0.01 Par Value	$122,048	9,934	$12.29
*Maximum offering price $13.14 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $532)	$119,761
Interest	47
119,808

Expenses:
Management fees	85,184
Distribution and service fees:
A Class	910
C Class	1,878
R Class	301
Directors' fees and expenses	310
88,583

Net investment income (loss)	31,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,028,679
Change in net unrealized appreciation (depreciation) on investments	(325,045)

Net realized and unrealized gain (loss)	703,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$734,859

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$31,225	$58,084
Net realized gain (loss)	1,028,679	3,833,059
Change in net unrealized appreciation (depreciation)	(325,045)	(1,675,354)
Net increase (decrease) in net assets resulting from operations	734,859	2,215,789

Distributions to Shareholders
From net investment income:
Investor Class	(58,116)	(64,380)
Institutional Class	(222)	(216)
A Class	(750)	(1,153)
From net realized gains:
Investor Class	(3,294,997)	(1,657,959)
Institutional Class	(8,120)	(3,744)
A Class	(137,956)	(75,832)
C Class	(80,522)	(48,564)
R Class	(24,279)	(11,461)
Decrease in net assets from distributions	(3,604,962)	(1,863,309)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,514,376	(613,458)

Net increase (decrease) in net assets	(355,727)	(260,978)

Net Assets
Beginning of period	17,373,371	17,634,349
End of period	$17,017,644	$17,373,371

Undistributed net investment income	$13,609	$41,472

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

13

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 0.99% for the Investor Class, A Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $5,589,295 and $6,663,199, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	69,302	$904,453	83,756	$1,199,614
Issued in reinvestment of distributions	280,501	3,295,886	126,729	1,704,510
Redeemed	(127,931)	(1,583,499)	(207,315)	(2,973,387)
	221,872	2,616,840	3,170	(69,263)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	711	8,342	295	3,960
A Class/Shares Authorized	10,000,000		10,000,000
Sold	8,102	101,489	31,298	441,244
Issued in reinvestment of distributions	11,513	135,042	5,575	74,867
Redeemed	(31,326)	(442,159)	(26,665)	(378,220)
	(11,711)	(205,628)	10,208	137,891
C Class/Shares Authorized	10,000,000		10,000,000
Sold	1,244	15,067	3,194	45,140
Issued in reinvestment of distributions	5,686	63,915	3,058	39,961
Redeemed	(745)	(8,828)	(10,239)	(139,779)
	6,185	70,154	(3,987)	(54,678)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	180	2,404	436	6,356
Issued in reinvestment of distributions	2,084	24,279	856	11,461
Redeemed	(156)	(2,015)	(42,964)	(649,185)
	2,108	24,668	(41,672)	(631,368)
Net increase (decrease)	219,165	$2,514,376	(31,986)	$(613,458)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,574,198	—	—
Exchange-Traded Funds	141,432	—	—
Temporary Cash Investments	945	$319,728	—
	$16,716,575	$319,728	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,320,100
Gross tax appreciation of investments	$3,088,327
Gross tax depreciation of investments	(372,124)
Net tax appreciation (depreciation) of investments	$2,716,203

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$15.08	0.03	0.44	0.47	(0.05)	(3.09)	(3.14)	$12.41	4.39%	0.99%(4)	0.40%(4)	33%	$15,849
2014	$14.89	0.05	1.80	1.85	(0.06)	(1.60)	(1.66)	$15.08	13.75%	1.00%	0.38%	97%	$15,906
2013	$12.00	0.08	2.89	2.97	(0.08)	—	(0.08)	$14.89	24.93%	1.00%	0.64%	73%	$15,664
2012	$10.70	0.08	1.28	1.36	(0.06)	—	(0.06)	$12.00	12.78%	1.01%	0.70%	59%	$13,828
2011	$10.17	0.06	0.53	0.59	(0.06)	—	(0.06)	$10.70	5.76%	1.00%	0.54%	91%	$14,335
2010	$8.73	0.04	1.40	1.44	—(5)	—	—(5)	$10.17	16.54%	1.02%	0.38%	66%	$12,739
Institutional Class
2015(3)	$15.10	0.04	0.44	0.48	(0.08)	(3.09)	(3.17)	$12.41	4.41%	0.79%(4)	0.60%(4)	33%	$41
2014	$14.91	0.08	1.80	1.88	(0.09)	(1.60)	(1.69)	$15.10	14.06%	0.80%	0.58%	97%	$40
2013	$12.01	0.11	2.88	2.99	(0.09)	—	(0.09)	$14.91	25.06%	0.80%	0.84%	73%	$35
2012	$10.70	0.10	1.29	1.39	(0.08)	—	(0.08)	$12.01	13.09%	0.81%	0.90%	59%	$28
2011	$10.17	0.08	0.53	0.61	(0.08)	—	(0.08)	$10.70	5.98%	0.80%	0.74%	91%	$25
2010	$8.73	0.05	1.41	1.46	(0.02)	—	(0.02)	$10.17	16.77%	0.82%	0.58%	66%	$23

18

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$15.03	0.01	0.45	0.46	(0.02)	(3.09)	(3.11)	$12.38	4.25%	1.24%(4)	0.15%(4)	33%	$624
2014	$14.84	0.02	1.79	1.81	(0.02)	(1.60)	(1.62)	$15.03	13.49%	1.25%	0.13%	97%	$933
2013	$11.99	0.05	2.88	2.93	(0.08)	—	(0.08)	$14.84	24.53%	1.25%	0.39%	73%	$770
2012	$10.68	0.05	1.29	1.34	(0.03)	—	(0.03)	$11.99	12.62%	1.26%	0.45%	59%	$1,376
2011	$10.15	0.04	0.52	0.56	(0.03)	—	(0.03)	$10.68	5.51%	1.25%	0.29%	91%	$1,040
2010	$8.74	0.01	1.40	1.41	—	—	—	$10.15	16.27%	1.27%	0.13%	66%	$501
C Class
2015(3)	$14.52	(0.04)	0.44	0.40	—	(3.09)	(3.09)	$11.83	3.87%	1.99%(4)	(0.60)%(4)	33%	$381
2014	$14.47	(0.09)	1.74	1.65	—	(1.60)	(1.60)	$14.52	12.66%	2.00%	(0.62)%	97%	$378
2013	$11.75	(0.05)	2.82	2.77	(0.05)	—	(0.05)	$14.47	23.65%	2.00%	(0.36)%	73%	$434
2012	$10.52	(0.03)	1.26	1.23	—	—	—	$11.75	11.69%	2.01%	(0.30)%	59%	$311
2011	$10.05	(0.05)	0.52	0.47	—	—	—	$10.52	4.68%	2.00%	(0.46)%	91%	$346
2010	$8.71	(0.06)	1.40	1.34	—	—	—	$10.05	15.38%	2.02%	(0.62)%	66%	$131
R Class
2015(3)	$14.93	(0.01)	0.46	0.45	—	(3.09)	(3.09)	$12.29	4.15%	1.49%(4)	(0.10)%(4)	33%	$122
2014	$14.77	0.02	1.74	1.76	—	(1.60)	(1.60)	$14.93	13.20%	1.50%	(0.12)%	97%	$117
2013	$11.95	0.02	2.87	2.89	(0.07)	—	(0.07)	$14.77	24.27%	1.50%	0.14%	73%	$731
2012	$10.65	0.02	1.29	1.31	(0.01)	—	(0.01)	$11.95	12.29%	1.51%	0.20%	59%	$558
2011	$10.12	0.01	0.52	0.53	—(5)	—	—(5)	$10.65	5.26%	1.50%	0.04%	91%	$480
2010	$8.73	(0.01)	1.40	1.39	—	—	—	$10.12	15.92%	1.52%	(0.12)%	66%	$24

Notes to Financial Highlights

19

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85685 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Fundamental Equity Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class	AFDAX						11/30/04
No sales charge*		3.59%	12.32%	13.94%	9.75%	9.32%
With sales charge*		-2.39%	5.88%	12.59%	9.10%	8.70%
S&P 500 Index	—	4.40%	12.98%	14.32%	8.32%	7.90%	—
Investor Class	AFDIX	3.75%	12.57%	14.23%	—	9.31%	7/29/05
Institutional Class	AFEIX	3.85%	12.83%	14.46%	—	9.52%	7/29/05
B Class	AFDBX						11/30/04
No sales charge*		3.24%	11.48%	13.09%	8.92%	8.50%
With sales charge*		-1.76%	7.48%	12.97%	8.92%	8.50%
C Class	AFDCX						11/30/04
No sales charge*		3.19%	11.48%	13.09%	8.92%	8.50%
With sales charge*		2.19%	11.48%	13.09%	8.92%	8.50%
R Class	AFDRX	3.49%	12.03%	13.64%	—	8.75%	7/29/05
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	4.2%
Johnson & Johnson	3.0%
Exxon Mobil Corp.	2.9%
Wells Fargo & Co.	2.9%
JPMorgan Chase & Co.	2.8%
Pfizer, Inc.	2.5%
Comcast Corp., Class A	2.1%
Visa, Inc., Class A	1.9%
Home Depot, Inc. (The)	1.9%
American International Group, Inc.	1.9%

Top Five Industries	% of net assets
Pharmaceuticals	6.9%
Banks	6.7%
Oil, Gas and Consumable Fuels	6.1%
Technology Hardware, Storage and Peripherals	5.8%
Media	4.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.3%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1)11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,037.50	$5.00	0.99%
Institutional Class	$1,000	$1,038.50	$3.99	0.79%
A Class	$1,000	$1,035.90	$6.26	1.24%
B Class	$1,000	$1,032.40	$10.03	1.99%
C Class	$1,000	$1,031.90	$10.03	1.99%
R Class	$1,000	$1,034.90	$7.52	1.49%
Hypothetical
Investor Class	$1,000	$1,019.89	$4.96	0.99%
Institutional Class	$1,000	$1,020.88	$3.96	0.79%
A Class	$1,000	$1,018.65	$6.21	1.24%
B Class	$1,000	$1,014.93	$9.94	1.99%
C Class	$1,000	$1,014.93	$9.94	1.99%
R Class	$1,000	$1,017.41	$7.45	1.49%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 3.9%
Boeing Co. (The)	4,890	$700,932
General Dynamics Corp.	17,543	2,409,005
Lockheed Martin Corp.	15,170	2,830,722
Northrop Grumman Corp.	26,318	4,054,025
Raytheon Co.	1,260	131,040
		10,125,724
Airlines — 0.8%
Delta Air Lines, Inc.	46,349	2,069,019
Banks — 6.7%
BancorpSouth, Inc.	8,983	217,478
Bank of America Corp.	31,941	508,820
Citigroup, Inc.	22,212	1,184,344
Fifth Third Bancorp	1,386	27,720
JPMorgan Chase & Co.	113,831	7,200,949
KeyCorp	19,156	276,804
M&T Bank Corp.	428	51,219
PacWest Bancorp	6,419	289,497
Wells Fargo & Co.	136,009	7,494,096
		17,250,927
Beverages — 2.0%
Coca-Cola Enterprises, Inc.	16,343	725,793
Dr Pepper Snapple Group, Inc.	17,404	1,297,990
PepsiCo, Inc.	31,466	2,993,046
		5,016,829
Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.(1)	1,011	171,092
Amgen, Inc.	8,521	1,345,551
Biogen Idec, Inc.(1)	11,551	4,319,265
Gilead Sciences, Inc.(1)	37,975	3,816,867
Regeneron Pharmaceuticals, Inc.(1)	596	272,646
		9,925,421
Capital Markets — 1.7%
Ameriprise Financial, Inc.	11,988	1,501,857
BlackRock, Inc.	1,931	702,768
Franklin Resources, Inc.	12,571	648,161
Goldman Sachs Group, Inc. (The)	969	190,331
Legg Mason, Inc.	26,211	1,380,009
		4,423,126
Chemicals — 2.2%
CF Industries Holdings, Inc.	3,130	899,781
Dow Chemical Co. (The)	11,444	583,644
LyondellBasell Industries NV, Class A	5,336	552,383
PPG Industries, Inc.	8,724	1,932,889
Sherwin-Williams Co. (The)	6,422	1,785,316
		5,754,013

7

	Shares	Value
Commercial Services and Supplies — 0.3%
Deluxe Corp.	1,569	$101,593
Tyco International plc	15,163	597,119
		698,712
Communications Equipment — 3.7%
ARRIS Group, Inc.(1)	9,381	315,905
Cisco Systems, Inc.	137,727	3,970,670
Harris Corp.	1,950	156,468
Motorola Solutions, Inc.	26,976	1,611,816
QUALCOMM, Inc.	52,669	3,581,492
		9,636,351
Construction and Engineering — 0.1%
Fluor Corp.	5,268	316,818
Diversified Consumer Services — 0.3%
H&R Block, Inc.	24,263	733,713
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	8,977	1,267,642
McGraw-Hill Cos., Inc. (The)	13,238	1,380,724
Moody's Corp.	5,256	565,125
		3,213,491
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	80,810	2,799,259
CenturyLink, Inc.	46,940	1,687,962
Level 3 Communications, Inc.(1)	2,102	117,586
Verizon Communications, Inc.	18,136	914,780
		5,519,587
Electric Utilities — 1.0%
Duke Energy Corp.	1,123	87,111
Edison International	9,615	585,938
Entergy Corp.	15,698	1,211,572
Xcel Energy, Inc.	22,708	770,028
		2,654,649
Electrical Equipment†
Emerson Electric Co.	1,157	68,066
Electronic Equipment, Instruments and Components†
Dolby Laboratories, Inc., Class A	634	25,525
FLIR Systems, Inc.	1,540	47,570
		73,095
Energy Equipment and Services — 2.2%
Cameron International Corp.(1)	7,148	391,853
Diamond Offshore Drilling, Inc.	22,920	767,132
Nabors Industries Ltd.	6,816	113,827
National Oilwell Varco, Inc.	67,311	3,662,392
Patterson-UTI Energy, Inc.	1,040	23,244
Schlumberger Ltd.	2,328	220,252
Transocean Ltd.	31,196	587,109
		5,765,809
Food and Staples Retailing — 3.5%
CVS Health Corp.	48,276	4,793,324
Kroger Co. (The)	51,212	3,529,019

8

	Shares	Value
Rite Aid Corp.(1)	19,933	$153,683
SUPERVALU, Inc.(1)	49,826	437,971
		8,913,997
Food Products — 2.7%
Archer-Daniels-Midland Co.	12,478	609,925
Campbell Soup Co.	5,974	267,098
ConAgra Foods, Inc.	19,442	702,828
General Mills, Inc.	27,848	1,541,108
Pinnacle Foods, Inc.	22,592	916,106
Tyson Foods, Inc., Class A	74,519	2,943,500
		6,980,565
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	56,262	2,611,682
Boston Scientific Corp.(1)	22,144	394,606
C.R. Bard, Inc.	1,980	329,828
Intuitive Surgical, Inc.(1)	304	150,778
Medtronic, plc	6,001	446,775
ResMed, Inc.	367	23,466
		3,957,135
Health Care Providers and Services — 2.6%
Aetna, Inc.	11,045	1,180,379
AmerisourceBergen Corp.	22,063	2,521,801
Cigna Corp.	12,871	1,604,242
Express Scripts Holding Co.(1)	15,763	1,361,923
		6,668,345
Hotels, Restaurants and Leisure — 0.6%
Brinker International, Inc.	13,398	741,847
Cheesecake Factory, Inc. (The)	2,939	147,332
Las Vegas Sands Corp.	5,405	285,817
Wynn Resorts Ltd.	2,498	277,453
Yum! Brands, Inc.	1,020	87,679
		1,540,128
Household Products — 0.3%
Energizer Holdings, Inc.	579	79,103
Kimberly-Clark Corp.	7,308	801,614
		880,717
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	27,738	367,529
NRG Energy, Inc.	2,309	58,279
		425,808
Industrial Conglomerates — 1.1%
3M Co.	15,769	2,466,114
General Electric Co.	8,711	235,894
		2,702,008
Insurance — 4.0%
American International Group, Inc.	87,072	4,901,283
MetLife, Inc.	26,808	1,374,982
Principal Financial Group, Inc.	1,378	70,443
Travelers Cos., Inc. (The)	38,168	3,859,167
		10,205,875

9

	Shares	Value
Internet and Catalog Retail — 0.6%
Expedia, Inc.	14,242	$1,342,023
Liberty Interactive Corp., Class A(1)	8,947	257,316
		1,599,339
Internet Software and Services — 2.9%
eBay, Inc.(1)	1,752	102,071
Facebook, Inc., Class A(1)	47,445	3,737,243
Google, Inc., Class A(1)	3,700	2,030,449
Google, Inc., Class C(1)	1,534	824,387
IAC/InterActiveCorp	2,782	194,239
VeriSign, Inc.(1)	2,698	171,350
Yelp, Inc.(1)	9,818	386,731
		7,446,470
IT Services — 2.9%
Alliance Data Systems Corp.(1)	4,466	1,327,787
Computer Sciences Corp.	5,176	333,593
MasterCard, Inc., Class A	2,396	216,143
Visa, Inc., Class A	75,789	5,005,863
Western Union Co. (The)	28,115	570,172
Xerox Corp.	10,549	121,314
		7,574,872
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	9,887	409,025
Machinery — 2.9%
Caterpillar, Inc.	31,862	2,768,171
Cummins, Inc.	24,505	3,388,061
Dover Corp.	12,205	924,163
Flowserve Corp.	3,230	189,052
Parker-Hannifin Corp.	1,770	211,267
		7,480,714
Media — 4.2%
Comcast Corp., Class A	93,763	5,415,751
DISH Network Corp., Class A(1)	2,886	195,267
Time Warner Cable, Inc.	1,520	236,390
Time Warner, Inc.	15,071	1,272,143
Viacom, Inc., Class B	33,059	2,295,948
Walt Disney Co. (The)	13,529	1,470,873
		10,886,372
Multi-Utilities — 1.2%
Ameren Corp.	22,854	935,643
CenterPoint Energy, Inc.	5,623	117,914
DTE Energy Co.	6,556	522,054
PG&E Corp.	15,702	830,950
Public Service Enterprise Group, Inc.	14,118	586,462
		2,993,023
Multiline Retail — 2.1%
Big Lots, Inc.	10,418	474,748
Kohl's Corp.	8,034	575,636
Macy's, Inc.	23,261	1,503,358
Target Corp.	35,585	2,805,166
		5,358,908

10

	Shares	Value
Oil, Gas and Consumable Fuels — 6.1%
Apache Corp.	3,653	$249,865
Chesapeake Energy Corp.	51,584	813,480
Chevron Corp.	2,276	252,772
ConocoPhillips	23,203	1,575,948
EOG Resources, Inc.	6,823	675,136
Exxon Mobil Corp.	86,447	7,552,874
HollyFrontier Corp.	8,715	337,968
Murphy Oil Corp.	5,888	280,328
Occidental Petroleum Corp.	41,052	3,288,265
Valero Energy Corp.	13,892	790,455
		15,817,091
Paper and Forest Products — 0.8%
International Paper Co.	38,867	2,087,935
Pharmaceuticals — 6.9%
AbbVie, Inc.	29,171	1,886,197
Eli Lilly & Co.	16,044	1,153,082
Johnson & Johnson	77,786	7,716,371
Mylan NV(1)	11,260	813,648
Pfizer, Inc.	186,728	6,335,681
		17,904,979
Professional Services — 0.1%
Equifax, Inc.	3,004	291,178
Real Estate Investment Trusts (REITs) — 1.6%
Annaly Capital Management, Inc.	20,988	211,349
AvalonBay Communities, Inc.	1,316	216,271
CBL & Associates Properties, Inc.	4,956	89,258
Digital Realty Trust, Inc.	1,441	91,374
Host Hotels & Resorts, Inc.	60,080	1,210,011
Iron Mountain, Inc.	2,543	87,708
Macerich Co. (The)	587	47,993
ProLogis, Inc.	5,684	228,497
Public Storage	7,944	1,492,757
Simon Property Group, Inc.	953	172,960
Weyerhaeuser Co.	4,517	142,331
		3,990,509
Road and Rail — 1.8%
Con-way, Inc.	2,266	93,133
Ryder System, Inc.	2,757	262,907
Union Pacific Corp.	40,713	4,324,942
		4,680,982
Semiconductors and Semiconductor Equipment — 2.1%
Altera Corp.	3,471	144,671
First Solar, Inc.(1)	4,445	265,233
Intel Corp.	5,373	174,891
KLA-Tencor Corp.	15,803	929,216
Marvell Technology Group Ltd.	30,872	432,517
Micron Technology, Inc.(1)	36,938	1,039,066
NVIDIA Corp.	27,250	604,814
Texas Instruments, Inc.	32,582	1,766,270

11

	Shares	Value
Xilinx, Inc.	3,791	$164,378
		5,521,056
Software — 3.6%
CA, Inc.	1,614	51,277
Citrix Systems, Inc.(1)	776	52,116
Electronic Arts, Inc.(1)	23,061	1,339,613
Microsoft Corp.	64,729	3,148,418
MicroStrategy, Inc., Class A(1)	589	107,269
Oracle Corp.	56,672	2,472,033
Red Hat, Inc.(1)	5,922	445,690
Symantec Corp.	64,563	1,609,233
		9,225,649
Specialty Retail — 3.2%
Bed Bath & Beyond, Inc.(1)	1,102	77,647
Best Buy Co., Inc.	6,565	227,477
Gap, Inc. (The)	36,015	1,427,635
Home Depot, Inc. (The)	46,704	4,996,394
Lowe's Cos., Inc.	6,246	430,100
Pier 1 Imports, Inc.	3,464	43,820
Rent-A-Center, Inc.	2,057	60,887
Ross Stores, Inc.	931	92,057
TJX Cos., Inc. (The)	14,988	967,325
		8,323,342
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	85,782	10,735,617
EMC Corp.	29,152	784,480
Hewlett-Packard Co.	95,171	3,137,788
NetApp, Inc.	1,626	58,943
Western Digital Corp.	2,342	228,907
		14,945,735
Textiles, Apparel and Luxury Goods — 0.4%
Coach, Inc.	2,916	111,420
Ralph Lauren Corp.	7,229	964,421
		1,075,841
Thrifts and Mortgage Finance†
Hudson City Bancorp, Inc.	7,103	66,058
Tobacco — 0.8%
Lorillard, Inc.	27,435	1,916,609
Trading Companies and Distributors†
W.W. Grainger, Inc.	289	71,796
TOTAL COMMON STOCKS (Cost $186,708,636)		255,187,411
EXCHANGE-TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust (Cost $898,415)	4,406	918,739
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $343,470), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $337,501)		337,500

12

	Shares	Value
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $824,508), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $810,001)		$810,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $969,650), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $946,000)		946,000
State Street Institutional Liquid Reserves Fund, Premier Class	488	488
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,093,988)		2,093,988
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $189,701,039)		258,200,138
OTHER ASSETS AND LIABILITIES — (0.1)%		(220,894)
TOTAL NET ASSETS — 100.0%		$257,979,244

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $189,701,039)	$258,200,138
Foreign currency holdings, at value (cost of $36)	36
Receivable for capital shares sold	80,438
Dividends and interest receivable	174,195
258,454,807

Liabilities
Payable for capital shares redeemed	219,167
Accrued management fees	210,595
Distribution and service fees payable	45,801
475,563

Net Assets	$257,979,244

Net Assets Consist of:
Capital (par value and paid-in surplus)	$229,750,174
Undistributed net investment income	593,177
Accumulated net realized loss	(40,863,206)
Net unrealized appreciation	68,499,099
$257,979,244

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$93,786,643	4,297,510	$21.82
Institutional Class, $0.01 Par Value	$13,470,100	616,046	$21.87
A Class, $0.01 Par Value	$123,492,948	5,672,138	$21.77*
B Class, $0.01 Par Value	$2,558,859	119,310	$21.45
C Class, $0.01 Par Value	$18,957,979	883,657	$21.45
R Class, $0.01 Par Value	$5,712,715	263,471	$21.68
*Maximum offering price $23.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,786,221
Interest	382
2,786,603

Expenses:
Management fees	1,206,918
Distribution and service fees:
A Class	149,451
B Class	14,001
C Class	88,525
R Class	13,616
Directors' fees and expenses	4,419
Other expenses	179
1,477,109

Net investment income (loss)	1,309,494

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	11,322,456
Change in net unrealized appreciation (depreciation) on investments	(4,008,956)

Net realized and unrealized gain (loss)	7,313,500

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,622,994

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$1,309,494	$2,240,486
Net realized gain (loss)	11,322,456	41,107,598
Change in net unrealized appreciation (depreciation)	(4,008,956)	(7,784,637)
Net increase (decrease) in net assets resulting from operations	8,622,994	35,563,447

Distributions to Shareholders
From net investment income:
Investor Class	(983,981)	(884,103)
Institutional Class	(156,428)	(143,856)
A Class	(1,149,742)	(1,093,090)
B Class	(7,167)	(5,373)
C Class	(42,651)	(27,587)
R Class	(40,456)	(32,137)
Decrease in net assets from distributions	(2,380,425)	(2,186,146)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	22,448,221	(27,318,260)

Net increase (decrease) in net assets	28,690,790	6,059,041

Net Assets
Beginning of period	229,288,454	223,229,413
End of period	$257,979,244	$229,288,454

Undistributed net investment income	$593,177	$1,664,108

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Fundamental Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

17

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $66,151,568 and $44,690,542, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,497,953	$32,356,910	1,240,505	$24,046,130
Issued in reinvestment of distributions	44,610	925,208	45,454	843,629
Redeemed	(859,898)	(18,738,168)	(1,386,474)	(27,284,419)
	682,665	14,543,950	(100,515)	(2,394,660)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	154,649	3,349,846	50,921	1,012,141
Issued in reinvestment of distributions	7,535	156,428	7,739	143,856
Redeemed	(48,329)	(1,066,382)	(122,317)	(2,428,789)
	113,855	2,439,892	(63,657)	(1,272,792)
A Class/Shares Authorized	150,000,000		150,000,000
Sold	615,231	13,410,349	562,114	10,904,874
Issued in reinvestment of distributions	52,390	1,085,009	54,286	1,006,471
Redeemed	(481,714)	(10,458,270)	(1,635,326)	(32,004,656)
	185,907	4,037,088	(1,018,926)	(20,093,311)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	4,755	101,295	7,348	141,987
Issued in reinvestment of distributions	312	6,391	269	4,937
Redeemed	(30,250)	(647,308)	(47,860)	(919,712)
	(25,183)	(539,622)	(40,243)	(772,788)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	122,458	2,632,460	67,666	1,293,651
Issued in reinvestment of distributions	1,564	31,997	1,079	19,765
Redeemed	(45,522)	(972,769)	(189,694)	(3,655,169)
	78,500	1,691,688	(120,949)	(2,341,753)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	31,568	680,192	40,435	792,329
Issued in reinvestment of distributions	1,960	40,456	1,739	32,137
Redeemed	(20,788)	(445,423)	(65,414)	(1,267,422)
	12,740	275,225	(23,240)	(442,956)
Net increase (decrease)	1,048,484	$22,448,221	(1,367,530)	$(27,318,260)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$255,187,411	—	—
Exchange-Traded Funds	918,739	—	—
Temporary Cash Investments	488	$2,093,500	—
	$256,106,638	$2,093,500	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$191,898,406
Gross tax appreciation of investments	$68,624,619
Gross tax depreciation of investments	(2,322,887)
Net tax appreciation (depreciation) of investments	$66,301,732

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had accumulated short-term capital losses of $(49,763,770), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$21.31	0.14	0.63	0.77	(0.26)	$21.82	3.75%	0.99%(4)	1.27%(4)	18%	$93,787
2014	$18.41	0.24	2.88	3.12	(0.22)	$21.31	17.06%	1.00%	1.19%	41%	$77,015
2013	$14.82	0.23	3.55	3.78	(0.19)	$18.41	25.83%	1.01%	1.44%	36%	$68,416
2012	$12.97	0.20	1.81	2.01	(0.16)	$14.82	15.65%	1.01%	1.39%	18%	$38,250
2011	$11.95	0.14	1.02	1.16	(0.14)	$12.97	9.72%	1.01%	1.11%	18%	$45,991
2010	$10.57	0.12	1.40	1.52	(0.14)	$11.95	14.47%	1.02%	1.06%	29%	$41,698
Institutional Class
2015(3)	$21.37	0.16	0.65	0.81	(0.31)	$21.87	3.85%	0.79%(4)	1.47%(4)	18%	$13,470
2014	$18.47	0.28	2.88	3.16	(0.26)	$21.37	17.29%	0.80%	1.39%	41%	$10,731
2013	$14.85	0.27	3.55	3.82	(0.20)	$18.47	26.06%	0.81%	1.64%	36%	$10,451
2012	$12.99	0.21	1.83	2.04	(0.18)	$14.85	15.93%	0.81%	1.59%	18%	$9,225
2011	$11.96	0.17	1.02	1.19	(0.16)	$12.99	10.02%	0.81%	1.31%	18%	$103
2010	$10.59	0.15	1.38	1.53	(0.16)	$11.96	14.57%	0.82%	1.26%	29%	$120

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$21.23	0.11	0.64	0.75	(0.21)	$21.77	3.59%	1.24%(4)	1.02%(4)	18%	$123,493
2014	$18.35	0.19	2.86	3.05	(0.17)	$21.23	16.76%	1.25%	0.94%	41%	$116,462
2013	$14.80	0.20	3.53	3.73	(0.18)	$18.35	25.51%	1.26%	1.19%	36%	$119,358
2012	$12.94	0.16	1.82	1.98	(0.12)	$14.80	15.48%	1.26%	1.14%	18%	$105,718
2011	$11.93	0.11	1.01	1.12	(0.11)	$12.94	9.38%	1.26%	0.86%	18%	$106,159
2010	$10.56	0.09	1.39	1.48	(0.11)	$11.93	14.10%	1.27%	0.81%	29%	$129,960
B Class
2015(3)	$20.83	0.03	0.64	0.67	(0.05)	$21.45	3.24%	1.99%(4)	0.27%(4)	18%	$2,559
2014	$18.00	0.04	2.82	2.86	(0.03)	$20.83	15.91%	2.00%	0.19%	41%	$3,010
2013	$14.60	0.08	3.47	3.55	(0.15)	$18.00	24.56%	2.01%	0.44%	36%	$3,326
2012	$12.77	0.06	1.80	1.86	(0.03)	$14.60	14.60%	2.01%	0.39%	18%	$3,165
2011	$11.77	0.01	1.00	1.01	(0.01)	$12.77	8.59%	2.01%	0.11%	18%	$3,133
2010	$10.42	0.01	1.37	1.38	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$3,838
C Class
2015(3)	$20.84	0.03	0.63	0.66	(0.05)	$21.45	3.19%	1.99%(4)	0.27%(4)	18%	$18,958
2014	$18.01	0.04	2.82	2.86	(0.03)	$20.84	15.90%	2.00%	0.19%	41%	$16,777
2013	$14.61	0.07	3.48	3.55	(0.15)	$18.01	24.54%	2.01%	0.44%	36%	$16,679
2012	$12.78	0.05	1.81	1.86	(0.03)	$14.61	14.59%	2.01%	0.39%	18%	$14,967
2011	$11.77	0.01	1.01	1.02	(0.01)	$12.78	8.68%	2.01%	0.11%	18%	$13,990
2010	$10.42	0.01	1.37	1.38	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$14,816

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$21.11	0.08	0.65	0.73	(0.16)	$21.68	3.49%	1.49%(4)	0.77%(4)	18%	$5,713
2014	$18.25	0.14	2.84	2.98	(0.12)	$21.11	16.45%	1.50%	0.69%	41%	$5,294
2013	$14.74	0.15	3.53	3.68	(0.17)	$18.25	25.25%	1.51%	0.94%	36%	$5,000
2012	$12.90	0.13	1.80	1.93	(0.09)	$14.74	15.09%	1.51%	0.89%	18%	$2,817
2011	$11.89	0.08	1.00	1.08	(0.07)	$12.90	9.14%	1.51%	0.61%	18%	$2,456
2010	$10.52	0.06	1.39	1.45	(0.08)	$11.89	13.86%	1.52%	0.56%	29%	$2,624

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85684 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCGX	5.18%	13.07%	12.92%	8.89%	13.46%	6/30/71(2)
Russell 1000 Growth Index	—	6.54%	16.67%	15.48%	9.62%	N/A(3)	—
Institutional Class	TWGIX	5.32%	13.29%	13.15%	9.10%	6.84%	6/16/97
A Class(4)	TCRAX						6/4/97
No sales charge*		5.05%	12.77%	12.64%	8.62%	6.67%
With sales charge*		-0.98%	6.28%	11.32%	7.98%	6.31%
C Class	TWRCX						3/1/10
No sales charge*		4.68%	11.95%	11.81%	—	12.70%
With sales charge*		3.86%	11.95%	11.81%	—	12.70%
R Class	AGWRX	4.95%	12.53%	12.36%	8.35%	8.14%	8/29/03
R6 Class	AGRDX	5.40%	13.48%	—	—	15.65%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was October 31, 1958, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Benchmark data first available December 1978.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.97%	0.77%	1.22%	1.97%	1.47%	0.62%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	6.3%
Visa, Inc., Class A	4.1%
Comcast Corp., Class A	2.8%
PepsiCo, Inc.	2.8%
Facebook, Inc., Class A	2.6%
Exxon Mobil Corp.	2.4%
Walt Disney Co. (The)	2.2%
Boeing Co. (The)	2.1%
Lockheed Martin Corp.	2.0%
Expedia, Inc.	2.0%

Top Five Industries	% of net assets
IT Services	7.6%
Technology Hardware, Storage and Peripherals	6.7%
Software	6.7%
Biotechnology	6.1%
Specialty Retail	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,051.80	$4.93	0.97%
Institutional Class	$1,000	$1,053.20	$3.92	0.77%
A Class	$1,000	$1,050.50	$6.20	1.22%
C Class	$1,000	$1,046.80	$10.00	1.97%
R Class	$1,000	$1,049.50	$7.47	1.47%
R6 Class	$1,000	$1,054.00	$3.16	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
Institutional Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 4.8%
Boeing Co. (The)	1,314,431	$188,410,540
Lockheed Martin Corp.	964,647	180,003,130
Raytheon Co.	540,091	56,169,464
		424,583,134
Airlines — 0.6%
Alaska Air Group, Inc.	798,315	51,140,059
Automobiles — 0.5%
Harley-Davidson, Inc.	746,954	41,986,284
Beverages — 2.8%
PepsiCo, Inc.	2,551,412	242,690,309
Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc.(1)	833,322	141,023,082
Biogen Idec, Inc.(1)	380,495	142,278,496
Gilead Sciences, Inc.(1)	1,597,539	160,568,645
Incyte Corp.(1)	416,594	40,476,273
Regeneron Pharmaceuticals, Inc.(1)	121,755	55,698,042
		540,044,538
Capital Markets — 1.0%
Franklin Resources, Inc.	1,751,473	90,305,948
Chemicals — 2.8%
Dow Chemical Co. (The)	1,764,812	90,005,412
PPG Industries, Inc.	284,308	62,991,280
Sherwin-Williams Co. (The)	325,829	90,580,462
		243,577,154
Communications Equipment — 2.5%
Cisco Systems, Inc.	2,267,038	65,358,706
QUALCOMM, Inc.	2,217,728	150,805,504
		216,164,210
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	1,110,707	46,305,375
Energy Equipment and Services — 1.2%
Halliburton Co.	1,771,990	86,738,911
National Oilwell Varco, Inc.	369,440	20,101,230
		106,840,141
Food and Staples Retailing — 0.6%
Kroger Co. (The)	809,273	55,767,002
Food Products — 1.9%
ConAgra Foods, Inc.	1,446,791	52,301,495
Mead Johnson Nutrition Co.	1,244,039	119,328,221
		171,629,716

7

	Shares	Value
Health Care Equipment and Supplies — 2.5%
C.R. Bard, Inc.	329,891	$54,953,243
DENTSPLY International, Inc.	1,464,214	74,674,914
Intuitive Surgical, Inc.(1)	179,460	89,008,571
		218,636,728
Health Care Providers and Services — 2.2%
Cardinal Health, Inc.	731,577	61,701,204
Express Scripts Holding Co.(1)	1,529,568	132,154,675
		193,855,879
Health Care Technology — 0.7%
Cerner Corp.(1)	864,919	62,109,833
Hotels, Restaurants and Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	98,781	61,376,586
Las Vegas Sands Corp.	1,089,367	57,605,727
Marriott International, Inc., Class A	964,094	77,175,725
MGM Resorts International(1)	1,935,932	40,944,962
		237,103,000
Household Products — 0.6%
Church & Dwight Co., Inc.	693,656	56,304,058
Industrial Conglomerates — 1.8%
3M Co.	1,007,934	157,630,798
Insurance — 0.9%
Aflac, Inc.	470,670	29,671,037
American International Group, Inc.	872,795	49,129,630
		78,800,667
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	102,044	43,040,118
Expedia, Inc.	1,901,291	179,158,651
		222,198,769
Internet Software and Services — 5.8%
Facebook, Inc., Class A(1)	2,950,072	232,377,172
Google, Inc., Class A(1)	177,325	97,310,640
LinkedIn Corp., Class A(1)	223,283	56,296,343
Pandora Media, Inc.(1)	2,815,585	50,230,036
VeriSign, Inc.(1)	762,843	48,448,159
Yelp, Inc.(1)	741,292	29,199,492
		513,861,842
IT Services — 7.6%
Alliance Data Systems Corp.(1)	345,271	102,652,521
Cognizant Technology Solutions Corp., Class A(1)	1,257,276	73,600,937
Fiserv, Inc.(1)	1,091,694	84,715,454
Teradata Corp.(1)	1,080,013	47,509,772
Visa, Inc., Class A	5,522,968	364,792,037
		673,270,721
Life Sciences Tools and Services — 1.8%
Illumina, Inc.(1)	376,760	69,418,030

8

	Shares	Value
Mettler-Toledo International, Inc.(1)	130,552	$41,386,290
Waters Corp.(1)	348,995	43,690,684
		154,495,004
Machinery — 4.2%
Caterpillar, Inc.	1,857,555	161,384,379
Parker-Hannifin Corp.	622,162	74,261,256
WABCO Holdings, Inc.(1)	516,619	64,293,235
Wabtec Corp.	711,026	66,871,995
		366,810,865
Media — 5.6%
Comcast Corp., Class A	4,272,914	246,803,513
Sirius XM Holdings, Inc.(1)	13,482,313	53,255,136
Walt Disney Co. (The)	1,752,608	190,543,542
		490,602,191
Metals and Mining — 0.2%
United States Steel Corp.	871,358	20,930,019
Multiline Retail — 1.1%
Macy's, Inc.	1,434,946	92,740,560
Oil, Gas and Consumable Fuels — 3.4%
Concho Resources, Inc.(1)	717,111	90,829,279
Exxon Mobil Corp.	2,420,611	211,488,783
		302,318,062
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	956,412	77,746,731
Pharmaceuticals — 2.9%
Jazz Pharmaceuticals plc(1)	190,546	34,050,570
Johnson & Johnson	1,010,015	100,193,488
Pfizer, Inc.	1,288,812	43,729,391
Teva Pharmaceutical Industries Ltd. ADR	622,891	37,635,074
Zoetis, Inc.	959,175	42,606,554
		258,215,077
Real Estate Investment Trusts (REITs) — 0.9%
Simon Property Group, Inc.	418,575	75,967,177
Road and Rail — 2.0%
Union Pacific Corp.	1,623,088	172,420,638
Semiconductors and Semiconductor Equipment — 1.6%
Altera Corp.	1,769,829	73,766,473
Skyworks Solutions, Inc.	406,130	37,465,492
Xilinx, Inc.	594,570	25,780,555
		137,012,520
Software — 6.7%
Adobe Systems, Inc.(1)	993,875	75,594,132
Electronic Arts, Inc.(1)	1,191,623	69,221,380
Intuit, Inc.	1,737,520	174,325,382
NetSuite, Inc.(1)	494,627	47,271,502
Oracle Corp.	4,067,011	177,403,020

9

	Shares	Value
Splunk, Inc.(1)	726,035	$48,168,792
		591,984,208
Specialty Retail — 6.0%
Bed Bath & Beyond, Inc.(1)	1,663,899	117,238,324
Gap, Inc. (The)	1,406,730	55,762,777
O'Reilly Automotive, Inc.(1)	640,817	139,589,167
Ross Stores, Inc.	883,924	87,402,405
TJX Cos., Inc. (The)	2,009,303	129,680,416
		529,673,089
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	4,427,906	554,152,436
EMC Corp.	1,487,633	40,032,204
		594,184,640
Tobacco — 1.5%
Philip Morris International, Inc.	1,554,366	129,742,930
Wireless Telecommunication Services — 1.6%
SBA Communications Corp., Class A(1)	1,187,405	137,525,247
TOTAL COMMON STOCKS (Cost $7,103,181,745)		8,777,175,123
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $6,749,344), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $6,632,033)		6,632,018
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $16,201,947), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $15,916,856)		15,916,843
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $18,953,802), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $18,580,005)		18,580,000
State Street Institutional Liquid Reserves Fund, Premier Class	485	485
TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,129,346)		41,129,346
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $7,144,311,091)		8,818,304,469
OTHER ASSETS AND LIABILITIES — (0.2)%		(19,508,187)
TOTAL NET ASSETS — 100.0%		$8,798,796,282

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,144,311,091)	$8,818,304,469
Receivable for investments sold	51,679,295
Receivable for capital shares sold	3,805,818
Dividends and interest receivable	2,369,148
8,876,158,730

Liabilities
Payable for investments purchased	56,398,785
Payable for capital shares redeemed	13,989,895
Accrued management fees	6,774,652
Distribution and service fees payable	199,116
77,362,448

Net Assets	$8,798,796,282

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,572,430,137
Undistributed net investment income	20,120,213
Undistributed net realized gain	532,252,723
Net unrealized appreciation	1,673,993,209
$8,798,796,282

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$5,831,783,142	197,803,615	$29.48
Institutional Class, $0.01 Par Value	$1,897,376,962	63,455,991	$29.90
A Class, $0.01 Par Value	$629,872,022	21,898,323	$28.76*
C Class, $0.01 Par Value	$12,629,862	448,069	$28.19
R Class, $0.01 Par Value	$123,645,035	4,361,948	$28.35
R6 Class, $0.01 Par Value	$303,489,259	10,155,001	$29.89
*Maximum offering price $30.51 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $112,014)	$64,124,552
Interest	10,972
64,135,524

Expenses:
Management fees	42,576,456
Distribution and service fees:
A Class	839,084
C Class	65,961
R Class	344,331
Directors' fees and expenses	169,611
Other expenses	4,091
43,999,534

Net investment income (loss)	20,135,990

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	534,758,922
Futures contract transactions	1,481,042
536,239,964

Change in net unrealized appreciation (depreciation) on:
Investments	(53,590,927)
Translation of assets and liabilities in foreign currencies	(139)
(53,591,066)

Net realized and unrealized gain (loss)	482,648,898

Net Increase (Decrease) in Net Assets Resulting from Operations	$502,784,888

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$20,135,990	$36,134,621
Net realized gain (loss)	536,239,964	2,198,704,083
Change in net unrealized appreciation (depreciation)	(53,591,066)	(898,224,384)
Net increase (decrease) in net assets resulting from operations	502,784,888	1,336,614,320

Distributions to Shareholders
From net investment income:
Investor Class	(16,585,425)	(22,778,559)
Institutional Class	(10,940,258)	(15,873,908)
A Class	(217,419)	(888,505)
R6 Class	(4,181,750)	(106,884)
From net realized gains:
Investor Class	(1,198,333,488)	(363,165,714)
Institutional Class	(462,150,035)	(162,417,278)
A Class	(141,524,178)	(46,907,160)
C Class	(2,779,036)	(847,836)
R Class	(29,100,730)	(8,690,601)
R6 Class	(134,632,055)	(862,082)
Decrease in net assets from distributions	(2,000,444,374)	(622,538,527)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	350,917,800	(930,608,672)

Net increase (decrease) in net assets	(1,146,741,686)	(216,532,879)

Net Assets
Beginning of period	9,945,537,968	10,162,070,847
End of period	$8,798,796,282	$9,945,537,968

Undistributed net investment income	$20,120,213	$31,909,075

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

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with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 0.96% for the Investor Class, A Class, C Class and R Class, 0.76% for the Institutional Class and 0.61% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $2,513,646,892 and $4,129,283,871, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	5,270,575	$161,487,139	13,332,918	$445,451,613
Issued in reinvestment of distributions	42,695,891	1,180,114,435	11,936,516	375,642,112
Redeemed	(20,310,263)	(622,934,762)	(46,275,518)	(1,573,721,708)
	27,656,203	718,666,812	(21,006,084)	(752,627,983)
Institutional Class/Shares Authorized	345,000,000		345,000,000
Sold	6,093,794	187,451,886	19,929,594	680,057,728
Issued in reinvestment of distributions	16,531,988	463,061,000	5,462,288	173,755,364
Redeemed	(28,466,590)	(888,971,715)	(40,962,347)	(1,379,407,350)
	(5,840,808)	(238,458,829)	(15,570,465)	(525,594,258)
A Class/Shares Authorized	310,000,000		310,000,000
Sold	1,472,353	42,951,738	2,580,515	84,073,659
Issued in reinvestment of distributions	4,969,965	134,139,352	1,452,224	44,844,664
Redeemed	(5,283,330)	(158,556,609)	(8,476,259)	(280,585,369)
	1,158,988	18,534,481	(4,443,520)	(151,667,046)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	41,416	1,168,711	46,991	1,539,309
Issued in reinvestment of distributions	75,478	2,001,685	19,381	594,604
Redeemed	(61,039)	(1,782,165)	(123,535)	(3,974,728)
	55,855	1,388,231	(57,163)	(1,840,815)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	667,442	19,236,380	601,554	19,559,453
Issued in reinvestment of distributions	1,071,849	28,532,630	276,271	8,459,424
Redeemed	(1,544,472)	(44,960,532)	(1,229,483)	(40,169,460)
	194,819	2,808,478	(351,658)	(12,150,583)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	5,860,997	194,836,027	16,405,541	548,650,322
Issued in reinvestment of distributions	4,961,180	138,813,805	30,490	968,966
Redeemed	(16,483,770)	(485,671,205)	(1,073,663)	(36,347,275)
	(5,661,593)	(152,021,373)	15,362,368	513,272,013
Net increase (decrease)	17,563,464	$350,917,800	(26,066,522)	$(930,608,672)
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,777,175,123	—	—
Temporary Cash Investments	485	$41,128,861	—
	$8,777,175,608	$41,128,861	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $1,481,042 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,148,090,452
Gross tax appreciation of investments	$1,788,528,720
Gross tax depreciation of investments	(118,314,703)
Net tax appreciation (depreciation) of investments	$1,670,214,017

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$35.39	0.06	1.29	1.35	(0.10)	(7.16)	(7.26)	$29.48	5.18%	0.97%(4)	0.39%(4)	27%	$5,831,783
2014	$33.10	0.11	4.22	4.33	(0.12)	(1.92)	(2.04)	$35.39	13.84%	0.97%	0.32%	103%	$6,021,115
2013	$27.48	0.21	6.53	6.74	(0.25)	(0.87)	(1.12)	$33.10	25.42%	0.97%	0.71%	67%	$6,327,674
2012	$25.88	0.14	2.50	2.64	(0.13)	(0.91)	(1.04)	$27.48	10.67%	0.97%	0.54%	74%	$5,593,916
2011	$24.00	0.16	1.81	1.97	(0.09)	—	(0.09)	$25.88	8.20%	0.98%	0.58%	79%	$5,377,431
2010	$20.28	0.10	3.68	3.78	(0.06)	—	(0.06)	$24.00	18.65%	1.00%	0.43%	86%	$4,440,152
Institutional Class
2015(3)	$35.83	0.09	1.31	1.40	(0.17)	(7.16)	(7.33)	$29.90	5.32%	0.77%(4)	0.59%(4)	27%	$1,897,377
2014	$33.49	0.18	4.27	4.45	(0.19)	(1.92)	(2.11)	$35.83	14.03%	0.77%	0.52%	103%	$2,482,606
2013	$27.75	0.27	6.60	6.87	(0.26)	(0.87)	(1.13)	$33.49	25.68%	0.77%	0.91%	67%	$2,842,185
2012	$26.13	0.20	2.51	2.71	(0.18)	(0.91)	(1.09)	$27.75	10.86%	0.77%	0.74%	74%	$2,237,708
2011	$24.23	0.20	1.84	2.04	(0.14)	—	(0.14)	$26.13	8.42%	0.78%	0.78%	79%	$2,080,463
2010	$20.47	0.14	3.72	3.86	(0.10)	—	(0.10)	$24.23	18.90%	0.80%	0.63%	86%	$1,106,748

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2015(3)	$34.65	0.02	1.26	1.28	(0.01)	(7.16)	(7.17)	$28.76	5.05%	1.22%(4)	0.14%(4)	27%	$629,872
2014	$32.45	0.03	4.13	4.16	(0.04)	(1.92)	(1.96)	$34.65	13.53%	1.22%	0.07%	103%	$718,640
2013	$27.00	0.13	6.42	6.55	(0.23)	(0.87)	(1.10)	$32.45	25.14%	1.22%	0.46%	67%	$817,166
2012	$25.45	0.07	2.46	2.53	(0.07)	(0.91)	(0.98)	$27.00	10.37%	1.22%	0.29%	74%	$701,313
2011	$23.60	0.08	1.79	1.87	(0.02)	—	(0.02)	$25.45	7.93%	1.23%	0.33%	79%	$628,634
2010	$19.94	0.04	3.62	3.66	—(6)	—	—(6)	$23.60	18.37%	1.25%	0.18%	86%	$369,142
C Class
2015(3)	$34.20	(0.09)	1.24	1.15	—	(7.16)	(7.16)	$28.19	4.68%	1.97%(4)	(0.61)%(4)	27%	$12,630
2014	$32.24	(0.22)	4.10	3.88	—	(1.92)	(1.92)	$34.20	12.71%	1.97%	(0.68)%	103%	$13,413
2013	$26.98	(0.08)	6.38	6.30	(0.17)	(0.87)	(1.04)	$32.24	24.16%	1.97%	(0.29)%	67%	$14,489
2012	$25.55	(0.12)	2.46	2.34	—	(0.91)	(0.91)	$26.98	9.55%	1.97%	(0.46)%	74%	$14,084
2011	$23.85	(0.12)	1.82	1.70	—	—	—	$25.55	7.13%	1.98%	(0.42)%	79%	$14,730
2010(7)	$22.10	(0.10)	1.85	1.75	—	—	—	$23.85	7.92%	2.00%(4)	(0.66)%(4)	86%(8)	$6,219
R Class
2015(3)	$34.28	(0.02)	1.25	1.23	—	(7.16)	(7.16)	$28.35	4.95%	1.47%(4)	(0.11)%(4)	27%	$123,645
2014	$32.16	(0.06)	4.10	4.04	—	(1.92)	(1.92)	$34.28	13.26%	1.47%	(0.18)%	103%	$142,845
2013	$26.82	0.06	6.36	6.42	(0.21)	(0.87)	(1.08)	$32.16	24.80%	1.47%	0.21%	67%	$145,337
2012	$25.28	0.01	2.44	2.45	—(6)	(0.91)	(0.91)	$26.82	10.12%	1.47%	0.04%	74%	$115,208
2011	$23.49	—(6)	1.79	1.79	—	—	—	$25.28	7.62%	1.48%	0.08%	79%	$79,569
2010	$19.90	(0.02)	3.61	3.59	—	—	—	$23.49	18.10%	1.50%	(0.07)%	86%	$20,325

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2015(3)	$35.84	0.13	1.30	1.43	(0.22)	(7.16)	(7.38)	$29.89	5.40%	0.62%(4)	0.74%(4)	27%	$303,489
2014	$33.51	0.18	4.31	4.49	(0.24)	(1.92)	(2.16)	$35.84	14.20%	0.62%	0.67%	103%	$566,919
2013(9)	$31.22	0.05	2.24	2.29	—	—	—	$33.51	7.34%	0.62%(4)	0.64%(4)	67%(10)	$15,219

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	Per-share amount was less than $0.005.

(7)	March 1, 2010 (commencement of sale) through October 31, 2010.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85683 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWHIX	9.07%	16.89%	13.84%	13.17%	11.89%	11/10/87
Russell Midcap Growth Index	—	7.77%	16.46%	15.58%	10.55%	11.35%(2)	—
Institutional Class	ATHIX	9.17%	17.13%	14.07%	13.40%	9.71%	6/16/97
A Class(3)	ATHAX						7/11/97
No sales charge*		8.94%	16.64%	13.56%	12.90%	8.97%
With sales charge*		2.69%	9.93%	12.22%	12.23%	8.60%
B Class	ATHBX						9/28/07
No sales charge*		8.54%	15.74%	12.71%	—	6.12%
With sales charge*		3.54%	11.74%	12.59%	—	6.12%
C Class	AHGCX						6/26/01
No sales charge*		8.55%	15.77%	12.72%	12.06%	7.55%
With sales charge*		7.65%	15.77%	12.72%	12.06%	7.55%
R Class	ATHWX	8.82%	16.35%	13.28%	—	6.65%	9/28/07
R6 Class	ATHDX	9.24%	17.32%	—	—	14.85%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since October 31, 1987, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%	0.65%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Electronic Arts, Inc.	3.4%
SBA Communications Corp., Class A	3.0%
Constellation Brands, Inc., Class A	2.4%
Teleflex, Inc.	2.2%
Affiliated Managers Group, Inc.	2.2%
Canadian Pacific Railway Ltd., New York Shares	2.1%
Middleby Corp.	2.0%
Intuit, Inc.	1.8%
Charter Communications, Inc., Class A	1.8%
CoStar Group, Inc.	1.8%

Top Five Industries	% of net assets
Software	7.0%
Specialty Retail	6.4%
Machinery	5.6%
Beverages	4.2%
Health Care Equipment and Supplies	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.4%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	0.5%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,090.70	$5.18	1.00%
Institutional Class	$1,000	$1,091.70	$4.15	0.80%
A Class	$1,000	$1,089.40	$6.48	1.25%
B Class	$1,000	$1,085.40	$10.34	2.00%
C Class	$1,000	$1,085.50	$10.34	2.00%
R Class	$1,000	$1,088.20	$7.77	1.50%
R6 Class	$1,000	$1,092.40	$3.37	0.65%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.4%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.	833,304	$49,823,246
Esterline Technologies Corp.(1)	629,475	70,054,273
		119,877,519
Airlines — 1.2%
Spirit Airlines, Inc.(1)	1,005,646	68,856,582
Auto Components — 1.3%
BorgWarner, Inc.	1,304,620	77,233,504
Banks — 2.5%
East West Bancorp, Inc.	1,111,874	45,130,966
Signature Bank(1)	369,709	49,574,280
SVB Financial Group(1)	366,314	48,631,846
		143,337,092
Beverages — 4.2%
Boston Beer Co., Inc. (The), Class A(1)	117,456	29,105,597
Brown-Forman Corp., Class B	858,120	77,428,167
Constellation Brands, Inc., Class A(1)	1,206,170	139,843,350
		246,377,114
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc.(1)	259,346	26,419,577
AMAG Pharmaceuticals, Inc.(1)	580,335	29,579,675
Regeneron Pharmaceuticals, Inc.(1)	62,484	28,583,931
Vertex Pharmaceuticals, Inc.(1)	376,398	46,402,345
		130,985,528
Building Products — 1.0%
Lennox International, Inc.	576,022	61,035,291
Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	578,858	130,897,159
Commercial Services and Supplies — 1.8%
KAR Auction Services, Inc.	1,654,758	61,573,545
Stericycle, Inc.(1)	309,115	41,245,215
		102,818,760
Communications Equipment — 3.0%
Juniper Networks, Inc.	2,239,918	59,201,032
Motorola Solutions, Inc.	1,022,361	61,086,070
Palo Alto Networks, Inc.(1)	384,436	56,788,886
		177,075,988
Consumer Finance — 0.5%
Discover Financial Services	510,067	29,568,584
Containers and Packaging — 1.6%
Ball Corp.	859,164	63,071,229
Berry Plastics Group, Inc.(1)	963,382	32,966,932
		96,038,161
Distributors — 0.3%
LKQ Corp.(1)	578,230	15,652,686

7

	Shares	Value
Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc.(1)	1,089,447	$28,924,818
Electrical Equipment — 0.8%
Acuity Brands, Inc.	296,786	49,548,423
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	756,664	50,355,989
Energy Equipment and Services — 0.9%
Patterson-UTI Energy, Inc.	1,550,020	34,642,947
Weatherford International plc(1)	1,049,496	15,270,167
		49,913,114
Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	427,516	61,156,164
United Natural Foods, Inc.(1)	383,383	25,863,017
Whole Foods Market, Inc.	740,700	35,375,832
		122,395,013
Food Products — 2.0%
Hain Celestial Group, Inc. (The)(1)	711,941	42,887,326
Hershey Co. (The)	481,160	44,228,227
WhiteWave Foods Co., Class A(1)	741,799	32,616,902
		119,732,455
Health Care Equipment and Supplies — 4.0%
Cooper Cos., Inc. (The)	254,432	45,306,706
DexCom, Inc.(1)	388,267	26,235,201
NuVasive, Inc.(1)	638,693	28,568,738
Teleflex, Inc.	1,069,028	131,447,683
		231,558,328
Health Care Providers and Services — 3.7%
AmerisourceBergen Corp.	626,653	71,626,438
Catamaran Corp.(1)	496,526	29,468,818
Team Health Holdings, Inc.(1)	932,314	55,537,945
Universal Health Services, Inc., Class B	499,887	58,461,785
		215,094,986
Hotels, Restaurants and Leisure — 1.5%
Jack in the Box, Inc.	275,120	23,872,162
La Quinta Holdings, Inc.(1)	1,498,482	36,083,447
Papa John's International, Inc.	481,051	29,522,100
		89,477,709
Household Durables — 2.6%
Harman International Industries, Inc.	424,511	55,347,744
Jarden Corp.(1)	621,876	31,827,614
Mohawk Industries, Inc.(1)	362,802	62,946,147
		150,121,505
Internet and Catalog Retail — 0.7%
TripAdvisor, Inc.(1)	533,291	42,924,593
Internet Software and Services — 3.6%
CoStar Group, Inc.(1)	500,888	102,396,534
LinkedIn Corp., Class A(1)	240,322	60,592,386
Twitter, Inc.(1)	1,203,724	46,897,087
		209,886,007

8

	Shares	Value
IT Services — 2.3%
Alliance Data Systems Corp.(1)	292,647	$87,006,879
Vantiv, Inc., Class A(1)	1,145,837	44,802,227
		131,809,106
Leisure Products — 1.5%
Brunswick Corp.	646,524	32,352,061
Polaris Industries, Inc.	416,675	57,067,808
		89,419,869
Machinery — 5.6%
Flowserve Corp.	939,526	54,990,457
Ingersoll-Rand plc	937,076	61,697,084
Middleby Corp.(1)	1,159,313	117,484,780
Snap-On, Inc.	326,597	48,842,581
WABCO Holdings, Inc.(1)	367,112	45,687,088
		328,701,990
Media — 1.8%
Charter Communications, Inc., Class A(1)	568,377	106,320,602
Multiline Retail — 1.7%
Burlington Stores, Inc.(1)	588,966	30,372,977
Dollar Tree, Inc.(1)	934,067	71,372,059
		101,745,036
Oil, Gas and Consumable Fuels — 3.9%
Antero Resources Corp.(1)	1,203,895	53,344,588
Cabot Oil & Gas Corp.	935,216	31,629,005
Concho Resources, Inc.(1)	686,299	86,926,631
Gulfport Energy Corp.(1)	631,202	30,891,026
Oasis Petroleum, Inc.(1)	1,305,984	23,429,353
		226,220,603
Pharmaceuticals — 3.3%
Endo International plc(1)	937,151	78,781,599
Pacira Pharmaceuticals, Inc.(1)	351,780	24,089,894
Zoetis, Inc.	1,969,510	87,485,634
		190,357,127
Professional Services — 1.4%
Nielsen NV	1,802,459	81,002,507
Real Estate Management and Development — 1.5%
Jones Lang LaSalle, Inc.	516,984	85,850,363
Road and Rail — 3.7%
Canadian Pacific Railway Ltd., New York Shares	640,101	121,990,449
J.B. Hunt Transport Services, Inc.	550,662	48,017,726
Kansas City Southern	445,860	45,696,191
		215,704,366
Semiconductors and Semiconductor Equipment — 3.4%
Altera Corp.	804,825	33,545,106
Avago Technologies Ltd.	833,225	97,387,338
Freescale Semiconductor Ltd.(1)	765,568	29,926,053
NXP Semiconductors NV(1)	404,933	38,922,160
		199,780,657
Software — 7.0%
Electronic Arts, Inc.(1)	3,428,104	199,138,561

9

	Shares	Value
Intuit, Inc.	1,076,907	$108,046,079
NetSuite, Inc.(1)	358,689	34,279,908
Splunk, Inc.(1)	607,499	40,304,521
Tyler Technologies, Inc.(1)	232,132	28,308,498
		410,077,567
Specialty Retail — 6.4%
Advance Auto Parts, Inc.	285,462	40,821,066
AutoZone, Inc.(1)	70,812	47,632,400
Restoration Hardware Holdings, Inc.(1)	333,611	28,747,260
Sally Beauty Holdings, Inc.(1)	1,451,068	45,287,832
Signet Jewelers Ltd.	709,102	95,111,851
Tractor Supply Co.	796,733	68,566,842
Ulta Salon Cosmetics & Fragrance, Inc.(1)	303,146	45,802,329
		371,969,580
Textiles, Apparel and Luxury Goods — 3.8%
Hanesbrands, Inc.	2,783,540	86,512,423
Kate Spade & Co.(1)	1,066,535	34,875,695
Lululemon Athletica, Inc.(1)	467,306	29,739,354
Under Armour, Inc., Class A(1)	887,822	68,850,596
		219,978,068
Wireless Telecommunication Services — 3.0%
SBA Communications Corp., Class A(1)	1,511,540	175,066,563
TOTAL COMMON STOCKS (Cost $4,247,106,723)		5,693,690,912
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $20,467,329), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $20,111,583)		20,111,538
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $49,132,266), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $48,267,730)		48,267,690
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $57,475,413), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $56,344,016)		56,344,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $124,723,228)		124,723,228
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $4,371,829,951)		5,818,414,140
OTHER ASSETS AND LIABILITIES — 0.5%		29,404,976
TOTAL NET ASSETS — 100.0%		$5,847,819,116

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,378,174	USD	2,808,664	JPMorgan Chase Bank N.A.	5/29/15	$(9,756)
USD	117,165,447	CAD	141,773,706	JPMorgan Chase Bank N.A.	5/29/15	(297,898)
						$(307,654)

10

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,371,829,951)	$5,818,414,140
Cash	55,330
Foreign currency holdings, at value (cost of $17,853)	14,438
Receivable for investments sold	209,147,909
Receivable for capital shares sold	5,918,991
Dividends and interest receivable	1,002,703
6,034,553,511

Liabilities
Payable for investments purchased	175,486,823
Payable for capital shares redeemed	5,759,028
Unrealized depreciation on forward foreign currency exchange contracts	307,654
Accrued management fees	4,859,807
Distribution and service fees payable	321,083
186,734,395

Net Assets	$5,847,819,116

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,889,034,718
Accumulated net investment loss	(45,660,685)
Undistributed net realized gain	558,131,832
Net unrealized appreciation	1,446,313,251
$5,847,819,116

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,534,982,829	181,171,737	$25.03
Institutional Class, $0.01 Par Value	$162,124,241	6,220,764	$26.06
A Class, $0.01 Par Value	$856,791,217	36,028,791	$23.78*
B Class, $0.01 Par Value	$2,559,121	111,548	$22.94
C Class, $0.01 Par Value	$132,726,590	6,387,232	$20.78
R Class, $0.01 Par Value	$62,097,752	2,590,961	$23.97
R6 Class, $0.01 Par Value	$96,537,366	3,693,804	$26.13
*Maximum offering price $25.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $174,778)	$17,296,684
Interest	7,326
17,304,010

Expenses:
Management fees	28,622,863
Distribution and service fees:
A Class	1,067,759
B Class	12,755
C Class	645,503
R Class	145,359
Directors' fees and expenses	104,315
Other expenses	296
30,598,850

Net investment income (loss)	(13,294,840)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	561,306,825
Futures contract transactions	2,754,731
Foreign currency transactions	6,467,807
570,529,363

Change in net unrealized appreciation (depreciation) on:
Investments	(55,167,634)
Translation of assets and liabilities in foreign currencies	(844,140)
(56,011,774)

Net realized and unrealized gain (loss)	514,517,589

Net Increase (Decrease) in Net Assets Resulting from Operations	$501,222,749

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$(13,294,840)	$(35,891,230)
Net realized gain (loss)	570,529,363	968,944,726
Change in net unrealized appreciation (depreciation)	(56,011,774)	(464,877,475)
Net increase (decrease) in net assets resulting from operations	501,222,749	468,176,021

Distributions to Shareholders
From net realized gains:
Investor Class	(627,197,365)	(377,362,029)
Institutional Class	(26,142,114)	(30,282,537)
A Class	(127,268,570)	(140,744,405)
B Class	(380,363)	(416,601)
C Class	(21,063,349)	(19,841,840)
R Class	(8,236,815)	(7,088,192)
R6 Class	(7,912,123)	(9,153)
Decrease in net assets from distributions	(818,200,699)	(575,744,757)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	401,125,712	1,321,732,036

Net increase (decrease) in net assets	84,147,762	1,214,163,300

Net Assets
Beginning of period	5,763,671,354	4,549,508,054
End of period	$5,847,819,116	$5,763,671,354

Accumulated net investment loss	$(45,660,685)	$(32,365,845)

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the

15

Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

16

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, B Class, C Class and R Class, 0.80% for the Institutional Class and 0.65% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $1,707,909,894 and $2,213,293,867, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,150,000,000		1,150,000,000
Sold	9,669,182	$241,013,575	19,443,145	$506,861,274
Issued in connection with reorganization (Note 10)	—	—	57,086,650	1,417,578,208
Issued in reinvestment of distributions	27,126,056	608,166,180	14,781,644	364,367,525
Redeemed	(21,064,620)	(528,938,841)	(31,920,610)	(828,419,741)
	15,730,618	320,240,914	59,390,829	1,460,387,266
Institutional Class/Shares Authorized	120,000,000		120,000,000
Sold	713,826	18,626,062	2,215,202	59,672,546
Issued in connection with reorganization (Note 10)	—	—	2,456,543	62,960,928
Issued in reinvestment of distributions	1,077,578	25,139,900	1,186,665	30,200,632
Redeemed	(2,721,766)	(70,892,027)	(7,034,757)	(189,801,647)
	(930,362)	(27,126,065)	(1,176,347)	(36,967,541)
A Class/Shares Authorized	510,000,000		510,000,000
Sold	4,550,375	108,478,144	6,854,460	171,181,761
Issued in connection with reorganization (Note 10)	—	—	2,306,433	55,013,464
Issued in reinvestment of distributions	5,811,176	123,894,272	5,786,878	137,033,276
Redeemed	(8,061,701)	(189,176,748)	(20,982,643)	(525,622,531)
	2,299,850	43,195,668	(6,034,872)	(162,394,030)
B Class/Shares Authorized	35,000,000		35,000,000
Sold	2,954	67,036	3,351	85,668
Issued in reinvestment of distributions	16,976	350,214	16,762	388,880
Redeemed	(13,163)	(313,638)	(33,378)	(817,653)
	6,767	103,612	(13,265)	(343,105)
C Class/Shares Authorized	85,000,000		85,000,000
Sold	625,358	12,751,529	742,832	16,581,958
Issued in connection with reorganization (Note 10)	—	—	5,312	114,258
Issued in reinvestment of distributions	956,169	17,861,230	767,435	16,392,408
Redeemed	(759,089)	(15,777,626)	(1,477,752)	(33,088,095)
	822,438	14,835,133	37,827	529
R Class/Shares Authorized	40,000,000		40,000,000
Sold	582,299	13,998,225	554,024	13,999,728
Issued in connection with reorganization (Note 10)	—	—	568,103	13,685,676
Issued in reinvestment of distributions	382,413	8,225,706	296,453	7,088,192
Redeemed	(623,136)	(15,088,573)	(1,121,755)	(27,935,786)
	341,576	7,135,358	296,825	6,837,810
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	2,078,429	54,517,672	2,267,161	60,858,580
Issued in reinvestment of distributions	338,414	7,912,123	359	9,153
Redeemed	(748,782)	(19,688,703)	(244,291)	(6,656,626)
	1,668,061	42,741,092	2,023,229	54,211,107
Net increase (decrease)	19,938,948	$401,125,712	54,524,226	$1,321,732,036

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,693,690,912	—	—
Temporary Cash Investments	—	$124,723,228	—
	$5,693,690,912	$124,723,228	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(307,654)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the

19

holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $109,205,075.

Value of Derivative Instruments as of April 30, 2015
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$307,654

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$2,754,731	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	6,472,000	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(849,176)
		$9,226,731		$(849,176)

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,380,699,711
Gross tax appreciation of investments	$1,548,420,224
Gross tax depreciation of investments	(110,705,795)
Net tax appreciation (depreciation) of investments	$1,437,714,429

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had late-year ordinary loss deferrals of $(31,824,323), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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10. Reorganization

On September 12, 2013, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Vista Fund (Vista), one fund in a series issued by the corporation, were transferred to Heritage Fund (Heritage) in exchange for shares of Heritage. The purpose of the transaction was to combine two funds with matching investment objectives and similar underlying securities.
The financial statements and performance history of Heritage survived after the reorganization. The reorganization was effective at the close of the NYSE on December 6, 2013.

The reorganization was accomplished by a tax-free exchange of shares. On December 6, 2013, Vista exchanged its shares for shares of Heritage as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Vista – Investor Class	66,205,582	Heritage – Investor Class	57,086,650
Vista – Institutional Class	2,836,089	Heritage – Institutional Class	2,456,543
Vista – A Class	2,682,028	Heritage – A Class	2,306,433
Vista – C Class	5,555	Heritage – C Class	5,312
Vista – R Class	668,896	Heritage – R Class	568,103

The net assets of Vista and Heritage immediately before the reorganization were $1,549,352,534 and $4,468,145,045, respectively. Vista’s unrealized appreciation of $520,936,072 was combined with that of Heritage. Immediately after the reorganization, the combined net assets were $6,017,497,579.

Assuming the reorganization had been completed on November 1, 2013, the beginning of the annual reporting period, the pro forma results of operations for the year ended October 31, 2014 are as follows:

Net investment income (loss)	$(36,359,829)
Net realized and unrealized gain (loss)	522,241,877
Net increase (decrease) in net assets resulting from operations	$485,882,048

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Vista that have been included in the fund’s Statement of Operations since December 6, 2013.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$26.89	(0.05)	2.04	1.99	—	(3.85)	(3.85)	$25.03	9.07%	1.00%(4)	(0.40)%(4)	30%	$4,534,983
2014	$28.45	(0.14)	2.18	2.04	—	(3.60)	(3.60)	$26.89	8.33%	1.00%	(0.55)%	73%	$4,449,377
2013	$22.44	(0.07)	6.55	6.48	—	(0.47)	(0.47)	$28.45	29.43%	1.00%	(0.29)%	70%	$3,016,930
2012	$20.51	(0.06)	1.99	1.93	—	—	—	$22.44	9.41%	1.01%	(0.28)%	72%	$2,499,048
2011	$19.21	(0.07)	1.37	1.30	—	—	—	$20.51	6.77%	1.01%	(0.35)%	95%	$2,395,881
2010	$14.32	(0.07)	4.96	4.89	—	—	—	$19.21	34.15%	1.01%	(0.45)%	114%	$1,886,729
Institutional Class
2015(3)	$27.81	(0.03)	2.13	2.10	—	(3.85)	(3.85)	$26.06	9.17%	0.80%(4)	(0.20)%(4)	30%	$162,124
2014	$29.25	(0.09)	2.25	2.16	—	(3.60)	(3.60)	$27.81	8.53%	0.80%	(0.35)%	73%	$198,895
2013	$23.01	(0.02)	6.73	6.71	—	(0.47)	(0.47)	$29.25	29.70%	0.80%	(0.09)%	70%	$243,548
2012	$20.99	(0.01)	2.03	2.02	—	—	—	$23.01	9.62%	0.81%	(0.08)%	72%	$187,984
2011	$19.62	(0.03)	1.40	1.37	—	—	—	$20.99	6.98%	0.81%	(0.15)%	95%	$156,681
2010	$14.60	(0.04)	5.07	5.03	(0.01)	—	(0.01)	$19.62	34.44%	0.81%	(0.25)%	114%	$115,261

22

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$25.78	(0.08)	1.93	1.85	—	(3.85)	(3.85)	$23.78	8.94%	1.25%(4)	(0.65)%(4)	30%	$856,791
2014	$27.48	(0.20)	2.10	1.90	—	(3.60)	(3.60)	$25.78	8.04%	1.25%	(0.80)%	73%	$869,381
2013	$21.74	(0.13)	6.34	6.21	—	(0.47)	(0.47)	$27.48	29.13%	1.25%	(0.54)%	70%	$1,092,574
2012	$19.92	(0.11)	1.93	1.82	—	—	—	$21.74	9.08%	1.26%	(0.53)%	72%	$972,795
2011	$18.70	(0.12)	1.34	1.22	—	—	—	$19.92	6.58%	1.26%	(0.60)%	95%	$973,051
2010	$13.98	(0.11)	4.83	4.72	—	—	—	$18.70	33.76%	1.26%	(0.70)%	114%	$803,692
B Class
2015(3)	$25.09	(0.16)	1.86	1.70	—	(3.85)	(3.85)	$22.94	8.54%	2.00%(4)	(1.40)%(4)	30%	$2,559
2014	$27.02	(0.38)	2.05	1.67	—	(3.60)	(3.60)	$25.09	7.23%	2.00%	(1.55)%	73%	$2,629
2013	$21.54	(0.30)	6.25	5.95	—	(0.47)	(0.47)	$27.02	28.17%	2.00%	(1.29)%	70%	$3,189
2012	$19.89	(0.27)	1.92	1.65	—	—	—	$21.54	8.30%	2.01%	(1.28)%	72%	$3,051
2011	$18.81	(0.28)	1.36	1.08	—	—	—	$19.89	5.74%	2.01%	(1.35)%	95%	$3,574
2010	$14.16	(0.24)	4.89	4.65	—	—	—	$18.81	32.84%	2.01%	(1.45)%	114%	$3,997
C Class
2015(3)	$23.10	(0.15)	1.68	1.53	—	(3.85)	(3.85)	$20.78	8.55%	2.00%(4)	(1.40)%(4)	30%	$132,727
2014	$25.16	(0.35)	1.89	1.54	—	(3.60)	(3.60)	$23.10	7.25%	2.00%	(1.55)%	73%	$128,522
2013	$20.09	(0.28)	5.82	5.54	—	(0.47)	(0.47)	$25.16	28.10%	2.00%	(1.29)%	70%	$139,064
2012	$18.55	(0.25)	1.79	1.54	—	—	—	$20.09	8.30%	2.01%	(1.28)%	72%	$117,580
2011	$17.55	(0.26)	1.26	1.00	—	—	—	$18.55	5.75%	2.01%	(1.35)%	95%	$115,641
2010	$13.21	(0.22)	4.56	4.34	—	—	—	$17.55	32.85%	2.01%	(1.45)%	114%	$85,381

23

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$25.97	(0.11)	1.96	1.85	—	(3.85)	(3.85)	$23.97	8.82%	1.50%(4)	(0.90)%(4)	30%	$62,098
2014	$27.72	(0.27)	2.12	1.85	—	(3.60)	(3.60)	$25.97	7.80%	1.50%	(1.05)%	73%	$58,426
2013	$21.99	(0.20)	6.40	6.20	—	(0.47)	(0.47)	$27.72	28.74%	1.50%	(0.79)%	70%	$54,129
2012	$20.20	(0.16)	1.95	1.79	—	—	—	$21.99	8.86%	1.51%	(0.78)%	72%	$39,314
2011	$19.01	(0.18)	1.37	1.19	—	—	—	$20.20	6.26%	1.51%	(0.85)%	95%	$32,023
2010	$14.24	(0.16)	4.93	4.77	—	—	—	$19.01	33.50%	1.51%	(0.95)%	114%	$17,544
R6 Class
2015(3)	$27.86	(0.01)	2.13	2.12	—	(3.85)	(3.85)	$26.13	9.24%	0.65%(4)	(0.05)%(4)	30%	$96,537
2014	$29.25	(0.07)	2.28	2.21	—	(3.60)	(3.60)	$27.86	8.72%	0.65%	(0.20)%	73%	$56,442
2013(5)	$27.22	—(6)	2.03	2.03	—	—	—	$29.25	7.46%	0.65%(4)	(0.07)%(4)	70%(7)	$74

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through October 31, 2013.

(6)	Per-share amount was less than $0.005.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85691 1506

SEMIANNUAL REPORT	APRIL 30, 2015

New Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWNOX	8.04%(2)	15.02%(2)	14.37%	10.09%	8.05%	12/26/96
Russell 2500 Growth Index	—	8.31%	15.54%	15.67%	11.02%	8.24%	—
Institutional Class	TWNIX	8.14%(2)	15.26%(2)	14.61%	—	15.80%	3/1/10
A Class	TWNAX						3/1/10
No sales charge*		7.97%(2)	14.82%(2)	14.09%	—	15.30%
With sales charge*		1.72%(2)	8.24%(2)	12.74%	—	13.98%
C Class	TWNCX						3/1/10
No sales charge*		7.52%(2)	13.86%(2)	13.22%	—	14.41%
With sales charge*		6.52%(2)	13.86%(2)	13.22%	—	14.41%
R Class	TWNRX	7.79%(2)	14.51%(2)	13.78%	—	14.99%	3/1/10
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.51%	1.31%	1.76%	2.51%	2.01%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Middleby Corp.	2.1%
CoStar Group, Inc.	2.0%
LKQ Corp.	1.6%
Signet Jewelers Ltd.	1.5%
Hanesbrands, Inc.	1.4%
Snap-On, Inc.	1.3%
Skechers U.S.A., Inc., Class A	1.3%
Vantiv, Inc., Class A	1.3%
Signature Bank	1.2%
Brunswick Corp.	1.2%

Top Five Industries	% of net assets
Biotechnology	7.2%
Specialty Retail	5.7%
Software	5.3%
Health Care Equipment and Supplies	4.9%
Internet Software and Services	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,080.40	$7.22	1.40%
Investor Class (before waiver)	$1,000	$1,080.40(2)	$7.74	1.50%
Institutional Class (after waiver)	$1,000	$1,081.40	$6.19	1.20%
Institutional Class (before waiver)	$1,000	$1,081.40(2)	$6.71	1.30%
A Class (after waiver)	$1,000	$1,079.70	$8.51	1.65%
A Class (before waiver)	$1,000	$1,079.70(2)	$9.02	1.75%
C Class (after waiver)	$1,000	$1,075.20	$12.35	2.40%
C Class (before waiver)	$1,000	$1,075.20(2)	$12.86	2.50%
R Class (after waiver)	$1,000	$1,077.90	$9.79	1.90%
R Class (before waiver)	$1,000	$1,077.90(2)	$10.30	2.00%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.85	$7.00	1.40%
Investor Class (before waiver)	$1,000	$1,017.36	$7.50	1.50%
Institutional Class (after waiver)	$1,000	$1,018.84	$6.01	1.20%
Institutional Class (before waiver)	$1,000	$1,018.35	$6.51	1.30%
A Class (after waiver)	$1,000	$1,016.61	$8.25	1.65%
A Class (before waiver)	$1,000	$1,016.12	$8.75	1.75%
C Class (after waiver)	$1,000	$1,012.89	$11.98	2.40%
C Class (before waiver)	$1,000	$1,012.40	$12.47	2.50%
R Class (after waiver)	$1,000	$1,015.37	$9.49	1.90%
R Class (before waiver)	$1,000	$1,014.88	$9.99	2.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.5%
B/E Aerospace, Inc.	15,942	$953,172
Esterline Technologies Corp.(1)	17,320	1,927,543
		2,880,715
Airlines — 0.8%
Spirit Airlines, Inc.(1)	21,863	1,496,960
Banks — 2.3%
Bank of the Ozarks, Inc.	20,718	803,030
Cathay General Bancorp	44,094	1,260,206
Signature Bank(1)	17,754	2,380,634
		4,443,870
Biotechnology — 7.2%
ACADIA Pharmaceuticals, Inc.(1)	11,636	397,602
Aduro Biotech, Inc.(1)	5,310	134,874
Agios Pharmaceuticals, Inc.(1)	1,990	183,757
Alder Biopharmaceuticals, Inc.(1)	19,549	498,499
Alkermes plc(1)	13,818	765,103
Alnylam Pharmaceuticals, Inc.(1)	7,379	751,699
AMAG Pharmaceuticals, Inc.(1)	20,066	1,022,764
Anacor Pharmaceuticals, Inc.(1)	11,959	630,120
Bluebird Bio, Inc.(1)	3,384	450,715
Celldex Therapeutics, Inc.(1)	13,204	316,896
Cepheid, Inc.(1)	9,223	517,410
Clovis Oncology, Inc.(1)	2,223	178,640
Dyax Corp.(1)	18,113	433,082
Esperion Therapeutics, Inc.(1)	4,689	446,065
Exact Sciences Corp.(1)	14,026	293,143
Incyte Corp.(1)	13,383	1,300,292
Intercept Pharmaceuticals, Inc.(1)	1,763	445,704
Isis Pharmaceuticals, Inc.(1)	13,070	741,330
Keryx Biopharmaceuticals, Inc.(1)	17,068	181,945
Kite Pharma, Inc.(1)	5,963	300,416
Medivation, Inc.(1)	7,976	963,022
Puma Biotechnology, Inc.(1)	1,913	345,450
Receptos, Inc.(1)	3,014	444,083
Seattle Genetics, Inc.(1)	12,491	428,941
Spark Therapeutics, Inc.(1)	4,064	232,745
Synageva BioPharma Corp.(1)	3,837	352,851
TESARO, Inc.(1)	4,857	264,561
United Therapeutics Corp.(1)	5,015	800,845
		13,822,554
Building Products — 4.2%
Apogee Enterprises, Inc.	26,777	1,409,006
Caesarstone Sdot-Yam Ltd.	20,133	1,192,679
Fortune Brands Home & Security, Inc.	41,486	1,850,275
7

	Shares	Value
Lennox International, Inc.	17,504	$1,854,724
NCI Building Systems, Inc.(1)	50,648	784,031
Trex Co., Inc.(1)	21,510	1,009,249
		8,099,964
Capital Markets — 1.9%
Evercore Partners, Inc., Class A	21,516	1,037,932
HFF, Inc., Class A	20,366	798,143
Lazard Ltd., Class A	32,739	1,736,149
		3,572,224
Chemicals — 1.1%
International Flavors & Fragrances, Inc.	10,501	1,204,990
PolyOne Corp.	25,931	1,012,605
		2,217,595
Commercial Services and Supplies — 2.5%
ABM Industries, Inc.	33,400	1,070,470
HNI Corp.	14,492	675,907
KAR Auction Services, Inc.	45,676	1,699,604
Multi-Color Corp.	22,800	1,431,384
		4,877,365
Communications Equipment — 1.9%
Infinera Corp.(1)	48,086	904,017
Palo Alto Networks, Inc.(1)	12,135	1,792,582
Ruckus Wireless, Inc.(1)	88,537	1,034,112
		3,730,711
Construction Materials — 1.4%
Headwaters, Inc.(1)	67,964	1,194,807
Summit Materials, Inc., Class A(1)	66,879	1,584,364
		2,779,171
Containers and Packaging — 2.8%
Ball Corp.	25,996	1,908,366
Berry Plastics Group, Inc.(1)	45,211	1,547,121
Graphic Packaging Holding Co.	86,343	1,217,436
Packaging Corp. of America	9,828	679,999
		5,352,922
Distributors — 1.6%
LKQ Corp.(1)	113,626	3,075,856
Diversified Consumer Services — 0.7%
Nord Anglia Education, Inc.(1)	54,703	1,425,013
Diversified Financial Services — 1.1%
CBOE Holdings, Inc.	15,997	900,151
MarketAxess Holdings, Inc.	13,735	1,179,150
		2,079,301
Electrical Equipment — 1.0%
Acuity Brands, Inc.	11,233	1,875,349
Electronic Equipment, Instruments and Components — 1.6%
Belden, Inc.	12,629	1,060,205
Mercury Systems, Inc.(1)	81,171	1,120,971
Methode Electronics, Inc.	23,340	991,016
		3,172,192

8

	Shares	Value
Energy Equipment and Services — 0.6%
Helmerich & Payne, Inc.	7,181	$559,903
RigNet, Inc.(1)	15,313	573,625
		1,133,528
Food and Staples Retailing — 1.3%
Natural Grocers by Vitamin Cottage, Inc.(1)	33,310	876,719
United Natural Foods, Inc.(1)	23,721	1,600,219
		2,476,938
Food Products — 1.9%
Hain Celestial Group, Inc. (The)(1)	29,535	1,779,188
J&J Snack Foods Corp.	9,568	998,230
TreeHouse Foods, Inc.(1)	11,484	933,190
		3,710,608
Health Care Equipment and Supplies — 4.9%
Align Technology, Inc.(1)	7,988	470,014
Cardiovascular Systems, Inc.(1)	30,811	964,384
Cooper Cos., Inc. (The)	4,342	773,180
DexCom, Inc.(1)	18,690	1,262,883
Entellus Medical, Inc.(1)	37,278	1,025,891
IDEXX Laboratories, Inc.(1)	4,779	599,143
NuVasive, Inc.(1)	35,507	1,588,228
STERIS Corp.	15,681	1,042,786
Teleflex, Inc.	13,937	1,713,694
		9,440,203
Health Care Providers and Services — 4.2%
AAC Holdings, Inc.(1)	34,451	1,194,072
Adeptus Health, Inc., Class A(1)	8,481	538,289
AMN Healthcare Services, Inc.(1)	50,574	1,153,593
Centene Corp.(1)	14,762	915,096
ExamWorks Group, Inc.(1)	51,839	2,122,807
Healthways, Inc.(1)	34,753	604,702
Team Health Holdings, Inc.(1)	20,442	1,217,730
Universal Health Services, Inc., Class B	3,310	387,105
		8,133,394
Health Care Technology — 1.2%
athenahealth, Inc.(1)	4,476	549,026
HMS Holdings Corp.(1)	56,248	956,779
Medidata Solutions, Inc.(1)	13,777	736,105
		2,241,910
Hotels, Restaurants and Leisure — 4.6%
Buffalo Wild Wings, Inc.(1)	4,868	775,472
El Pollo Loco Holdings, Inc.(1)	49,822	1,304,340
La Quinta Holdings, Inc.(1)	75,762	1,824,349
Papa John's International, Inc.	35,960	2,206,865
Texas Roadhouse, Inc.	34,765	1,168,104
Vail Resorts, Inc.	16,956	1,682,205
		8,961,335

9

	Shares	Value
Household Durables — 1.9%
Harman International Industries, Inc.	15,529	$2,024,671
Jarden Corp.(1)	30,239	1,547,632
		3,572,303
Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd.	40,228	1,654,980
Internet Software and Services — 4.7%
comScore, Inc.(1)	28,112	1,471,944
CoStar Group, Inc.(1)	19,131	3,910,950
Demandware, Inc.(1)	16,599	1,022,499
Envestnet, Inc.(1)	32,981	1,690,606
Rackspace Hosting, Inc.(1)	19,185	1,034,072
		9,130,071
IT Services — 2.8%
Alliance Data Systems Corp.(1)	2,717	807,791
Sabre Corp.	39,615	986,017
Vantiv, Inc., Class A(1)	62,601	2,447,699
Virtusa Corp.(1)	30,567	1,216,567
		5,458,074
Leisure Products — 1.8%
Brunswick Corp.	45,931	2,298,387
Polaris Industries, Inc.	8,226	1,126,633
		3,425,020
Life Sciences Tools and Services — 1.0%
Charles River Laboratories International, Inc.(1)	14,513	1,003,719
Mettler-Toledo International, Inc.(1)	2,757	873,997
		1,877,716
Machinery — 4.0%
Middleby Corp.(1)	39,286	3,981,243
Snap-On, Inc.	17,128	2,561,493
WABCO Holdings, Inc.(1)	10,091	1,255,825
		7,798,561
Metals and Mining — 0.8%
Horsehead Holding Corp.(1)	99,618	1,489,289
Multiline Retail — 0.5%
Burlington Stores, Inc.(1)	19,808	1,021,499
Oil, Gas and Consumable Fuels — 2.8%
Carrizo Oil & Gas, Inc.(1)	23,932	1,333,730
Diamondback Energy, Inc.(1)	14,245	1,176,210
Enviva Partners, LP	60,999	1,292,569
Gulfport Energy Corp.(1)	33,911	1,659,604
		5,462,113
Pharmaceuticals — 2.6%
Depomed, Inc.(1)	40,005	930,516
Horizon Pharma plc(1)	39,569	1,112,680
Jazz Pharmaceuticals plc(1)	6,562	1,172,630
Mallinckrodt plc(1)	7,760	878,277
Medicines Co. (The)(1)	11,115	284,655
Pacira Pharmaceuticals, Inc.(1)	9,930	680,006
		5,058,764

10

	Shares	Value
Professional Services — 1.1%
Huron Consulting Group, Inc.(1)	19,514	$1,182,939
Korn/Ferry International	30,382	957,944
		2,140,883
Real Estate Investment Trusts (REITs) — 1.1%
Federal Realty Investment Trust	6,194	827,952
Sun Communities, Inc.	20,858	1,294,447
		2,122,399
Road and Rail — 0.9%
Saia, Inc.(1)	28,136	1,146,542
Swift Transportation Co.(1)	27,329	661,362
		1,807,904
Semiconductors and Semiconductor Equipment — 3.6%
Cypress Semiconductor Corp.	97,234	1,295,157
Freescale Semiconductor Ltd.(1)	24,078	941,209
M/A-COM Technology Solutions Holdings, Inc.(1)	25,904	789,295
Skyworks Solutions, Inc.	20,123	1,856,347
Synaptics, Inc.(1)	23,364	1,979,398
		6,861,406
Software — 5.3%
Barracuda Networks, Inc.(1)	29,727	1,204,835
FireEye, Inc.(1)	28,043	1,158,176
Manhattan Associates, Inc.(1)	14,942	785,352
Monotype Imaging Holdings, Inc.	28,218	914,545
QLIK Technologies, Inc.(1)	44,205	1,537,892
ServiceNow, Inc.(1)	28,042	2,099,224
Splunk, Inc.(1)	18,596	1,233,752
Tyler Technologies, Inc.(1)	11,115	1,355,474
		10,289,250
Specialty Retail — 5.7%
Men's Wearhouse, Inc. (The)	36,813	2,083,248
Monro Muffler Brake, Inc.	21,760	1,303,206
Restoration Hardware Holdings, Inc.(1)	24,936	2,148,735
Sally Beauty Holdings, Inc.(1)	45,068	1,406,572
Signet Jewelers Ltd.	21,735	2,915,316
Ulta Salon Cosmetics & Fragrance, Inc.(1)	7,065	1,067,451
		10,924,528
Technology Hardware, Storage and Peripherals — 1.6%
Nimble Storage, Inc.(1)	48,314	1,181,760
Super Micro Computer, Inc.(1)	68,837	1,980,441
		3,162,201
Textiles, Apparel and Luxury Goods — 2.7%
Hanesbrands, Inc.	88,856	2,761,644
Skechers U.S.A., Inc., Class A(1)	27,539	2,476,307
		5,237,951
TOTAL COMMON STOCKS (Cost $147,674,257)		189,494,590

11

	Shares	Value
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $643,742), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $632,553)		$632,552
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $1,545,316), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $1,518,124)		1,518,123
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,809,225), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $1,772,000)		1,772,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,942	1,942
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,924,617)		3,924,617
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $151,598,874)		193,419,207
OTHER ASSETS AND LIABILITIES — (0.1)%		(136,508)
TOTAL NET ASSETS — 100.0%		$193,282,699

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $151,598,874)	$193,419,207
Receivable for investments sold	3,029,945
Receivable for capital shares sold	30,384
Dividends and interest receivable	23,049
196,502,585

Liabilities
Payable for investments purchased	2,979,963
Payable for capital shares redeemed	10,611
Accrued management fees	229,097
Distribution and service fees payable	215
3,219,886

Net Assets	$193,282,699

Net Assets Consist of:
Capital (par value and paid-in surplus)	$139,020,875
Accumulated net investment loss	(2,365,950)
Undistributed net realized gain	14,807,441
Net unrealized appreciation	41,820,333
$193,282,699

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$192,578,695	16,059,774	$11.99
Institutional Class, $0.01 Par Value	$53,901	4,447	$12.12
A Class, $0.01 Par Value	$448,132	37,897	$11.82*
C Class, $0.01 Par Value	$82,153	7,242	$11.34
R Class, $0.01 Par Value	$119,818	10,274	$11.66
*Maximum offering price $12.54 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,947)	$496,305
Interest	502
496,807

Expenses:
Management fees	1,412,946
Distribution and service fees:
A Class	540
C Class	394
R Class	284
Directors' fees and expenses	3,400
1,417,564
Fees waived	(94,200)
1,323,364

Net investment income (loss)	(826,557)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	14,963,824
Change in net unrealized appreciation (depreciation) on investments	343,655

Net realized and unrealized gain (loss)	15,307,479

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,480,922

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$(826,557)	$(1,763,797)
Net realized gain (loss)	14,963,824	21,490,206
Change in net unrealized appreciation (depreciation)	343,655	(4,048,543)
Net increase (decrease) in net assets resulting from operations	14,480,922	15,677,866

Distributions to Shareholders
From net realized gains:
Investor Class	(11,647,699)	—
Institutional Class	(3,143)	—
A Class	(26,309)	—
C Class	(5,042)	—
R Class	(7,030)	—
Decrease in net assets from distributions	(11,689,223)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,729,376	(19,993,842)

Redemption Fees
Increase in net assets from redemption fees	670	8,985

Net increase (decrease) in net assets	6,521,745	(4,306,991)

Net Assets
Beginning of period	186,760,954	191,067,945
End of period	$193,282,699	$186,760,954

Accumulated net investment loss	$(2,365,950)	$(1,539,393)

See Notes to Financial Statements.

15

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

16

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

17

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.300% for the Institutional Class. During the six months ended April 30, 2015, the investment advisor voluntarily agreed to waive 0.10% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2015, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2015 was $93,862, $26, $216, $39, and $57 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2015 was 1.50% for the Investor Class, A Class, C Class and R Class and 1.30% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2015 was 1.40% for the Investor Class, A Class, C Class and R Class and 1.20% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $81,796,067 and $89,999,428, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	382,470	$4,630,234	670,786	$7,648,874
Issued in reinvestment of distributions	1,005,158	10,905,967	—	—
Redeemed	(1,007,644)	(11,874,399)	(2,422,255)	(27,644,383)
	379,984	3,661,802	(1,751,469)	(19,995,509)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	41	500	—	—
Issued in reinvestment of distributions	287	3,143	—	—
	328	3,643	—	—
A Class/Shares Authorized	25,000,000		25,000,000
Sold	6,680	77,479	7,111	80,085
Issued in reinvestment of distributions	2,393	25,627	—	—
Redeemed	(4,760)	(55,585)	(3,258)	(35,806)
	4,313	47,521	3,853	44,279
C Class/Shares Authorized	25,000,000		25,000,000
Sold	195	2,227	967	10,481
Issued in reinvestment of distributions	489	5,042	—	—
Redeemed	(100)	(1,170)	(5,463)	(60,448)
	584	6,099	(4,496)	(49,967)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	398	4,581	972	10,912
Issued in reinvestment of distributions	665	7,030	—	—
Redeemed	(110)	(1,300)	(319)	(3,557)
	953	10,311	653	7,355
Net increase (decrease)	386,162	$3,729,376	(1,751,459)	$(19,993,842)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

19

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$189,494,590	—	—
Temporary Cash Investments	1,942	$3,922,675	—
	$189,496,532	$3,922,675	—

7. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$152,097,426
Gross tax appreciation of investments	$44,366,916
Gross tax depreciation of investments	(3,045,135)
Net tax appreciation (depreciation) of investments	$41,321,781

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had late-year ordinary loss deferrals of $(1,539,393), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.87	(0.05)	0.93	0.88	(0.76)	$11.99	8.04%	1.40%(4)	1.50%(4)	(0.87)%(4)	(0.97)%(4)	44%	$192,579
2014	$10.93	(0.11)	1.05	0.94	—	$11.87	8.60%	1.48%	1.50%	(0.93)%	(0.95)%	76%	$186,134
2013	$8.13	(0.06)	2.86	2.80	—	$10.93	34.44%	1.50%	1.50%	(0.62)%	(0.62)%	79%	$190,490
2012	$7.47	(0.02)	0.68	0.66	—	$8.13	8.84%	1.50%	1.50%	(0.22)%	(0.22)%	63%	$154,517
2011	$6.86	(0.07)	0.68	0.61	—	$7.47	8.89%	1.50%	1.50%	(0.95)%	(0.95)%	107%	$158,117
2010	$5.06	(0.04)	1.84	1.80	—	$6.86	33.57%	1.51%	1.51%	(0.59)%	(0.59)%	181%	$146,747
Institutional Class
2015(3)	$11.98	(0.04)	0.94	0.90	(0.76)	$12.12	8.14%	1.20%(4)	1.30%(4)	(0.67)%(4)	(0.77)%(4)	44%	$54
2014	$11.01	(0.08)	1.05	0.97	—	$11.98	8.81%	1.28%	1.30%	(0.73)%	(0.75)%	76%	$49
2013	$8.17	(0.04)	2.88	2.84	—	$11.01	34.76%	1.30%	1.30%	(0.42)%	(0.42)%	79%	$45
2012	$7.49	—(5)	0.68	0.68	—	$8.17	9.08%	1.30%	1.30%	(0.02)%	(0.02)%	63%	$34
2011	$6.87	(0.06)	0.68	0.62	—	$7.49	9.02%	1.30%	1.30%	(0.75)%	(0.75)%	107%	$31
2010(6)	$6.07	(0.01)	0.81	0.80	—	$6.87	13.18%	1.31%(4)	1.31%(4)	(0.29)%(4)	(0.29)%(4)	181%(7)	$28
A Class
2015(3)	$11.73	(0.07)	0.92	0.85	(0.76)	$11.82	7.97%	1.65%(4)	1.75%(4)	(1.12)%(4)	(1.22)%(4)	44%	$448
2014	$10.83	(0.13)	1.03	0.90	—	$11.73	8.31%	1.73%	1.75%	(1.18)%	(1.20)%	76%	$394
2013	$8.08	(0.08)	2.83	2.75	—	$10.83	34.03%	1.75%	1.75%	(0.87)%	(0.87)%	79%	$322
2012	$7.44	(0.04)	0.68	0.64	—	$8.08	8.60%	1.75%	1.75%	(0.47)%	(0.47)%	63%	$239
2011	$6.85	(0.09)	0.68	0.59	—	$7.44	8.61%	1.75%	1.75%	(1.20)%	(1.20)%	107%	$282
2010(6)	$6.07	(0.03)	0.81	0.78	—	$6.85	12.85%	1.76%(4)	1.76%(4)	(0.67)%(4)	(0.67)%(4)	181%(7)	$121

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$11.33	(0.10)	0.87	0.77	(0.76)	$11.34	7.52%	2.40%(4)	2.50%(4)	(1.87)%(4)	(1.97)%(4)	44%	$82
2014	$10.53	(0.21)	1.01	0.80	—	$11.33	7.50%	2.48%	2.50%	(1.93)%	(1.95)%	76%	$75
2013	$7.91	(0.15)	2.77	2.62	—	$10.53	33.12%	2.50%	2.50%	(1.62)%	(1.62)%	79%	$117
2012	$7.34	(0.09)	0.66	0.57	—	$7.91	7.77%	2.50%	2.50%	(1.22)%	(1.22)%	63%	$80
2011	$6.81	(0.15)	0.68	0.53	—	$7.34	7.78%	2.50%	2.50%	(1.95)%	(1.95)%	107%	$57
2010(6)	$6.07	(0.06)	0.80	0.74	—	$6.81	12.19%	2.51%(4)	2.51%(4)	(1.46)%(4)	(1.46)%(4)	181%(7)	$40
R Class
2015(3)	$11.59	(0.08)	0.91	0.83	(0.76)	$11.66	7.79%	1.90%(4)	2.00%(4)	(1.37)%(4)	(1.47)%(4)	44%	$120
2014	$10.73	(0.16)	1.02	0.86	—	$11.59	8.12%	1.98%	2.00%	(1.43)%	(1.45)%	76%	$108
2013	$8.02	(0.11)	2.82	2.71	—	$10.73	33.67%	2.00%	2.00%	(1.12)%	(1.12)%	79%	$93
2012	$7.40	(0.06)	0.68	0.62	—	$8.02	8.38%	2.00%	2.00%	(0.72)%	(0.72)%	63%	$62
2011	$6.84	(0.11)	0.67	0.56	—	$7.40	8.19%	2.00%	2.00%	(1.45)%	(1.45)%	107%	$48
2010(6)	$6.07	(0.04)	0.81	0.77	—	$6.84	12.69%	2.01%(4)	2.01%(4)	(0.99)%(4)	(0.99)%(4)	181%(7)	$29

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	March 1, 2010 (commencement of sale) through October 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.
See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85688 1506

SEMIANNUAL REPORT	APRIL 30, 2015

NT Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLTX	5.05%	12.98%	13.10%	8.82%	5/12/06
Russell 1000 Growth Index	—	6.54%	16.67%	15.48%	9.25%	—
R6 Class	ACDTX	5.16%	13.17%	—	15.52%	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.77%	0.62%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	6.3%
PepsiCo, Inc.	4.2%
Visa, Inc., Class A	4.1%
Comcast Corp., Class A	2.8%
Facebook, Inc., Class A	2.6%
Exxon Mobil Corp.	2.4%
Walt Disney Co. (The)	2.1%
Boeing Co. (The)	2.1%
Expedia, Inc.	2.0%
Lockheed Martin Corp.	2.0%

Top Five Industries	% of net assets
IT Services	7.6%
Technology Hardware, Storage and Peripherals	6.7%
Software	6.7%
Biotechnology	6.1%
Specialty Retail	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Exchange-Traded Funds	0.6%
Total Equity Exposure	99.5%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.3)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,050.50	$3.91	0.77%
R6 Class	$1,000	$1,051.60	$3.15	0.62%
Hypothetical
Institutional Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.8%
Boeing Co. (The)	152,667	$21,883,288
Lockheed Martin Corp.	112,041	20,906,850
Raytheon Co.	62,730	6,523,920
		49,314,058
Airlines — 0.6%
Alaska Air Group, Inc.	91,996	5,893,264
Automobiles — 0.5%
Harley-Davidson, Inc.	87,651	4,926,863
Beverages — 4.2%
PepsiCo, Inc.	458,168	43,580,940
Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc.(1)	97,013	16,417,510
Biogen Idec, Inc.(1)	44,526	16,649,607
Gilead Sciences, Inc.(1)	187,054	18,800,798
Incyte Corp.(1)	48,499	4,712,163
Regeneron Pharmaceuticals, Inc.(1)	14,364	6,570,955
		63,151,033
Capital Markets — 1.0%
Franklin Resources, Inc.	201,208	10,374,285
Chemicals — 2.7%
Dow Chemical Co. (The)	202,741	10,339,791
PPG Industries, Inc.	32,661	7,236,371
Sherwin-Williams Co. (The)	38,178	10,613,484
		28,189,646
Communications Equipment — 2.4%
Cisco Systems, Inc.	262,539	7,568,999
QUALCOMM, Inc.	258,183	17,556,444
		25,125,443
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	128,790	5,369,255
Energy Equipment and Services — 1.2%
Halliburton Co.	207,431	10,153,747
National Oilwell Varco, Inc.	41,531	2,259,702
		12,413,449
Food and Staples Retailing — 0.6%
Kroger Co. (The)	93,995	6,477,195
Food Products — 1.9%
ConAgra Foods, Inc.	165,989	6,000,503
Mead Johnson Nutrition Co.	145,185	13,926,145
		19,926,648
Health Care Equipment and Supplies — 2.5%
C.R. Bard, Inc.	38,495	6,412,497
DENTSPLY International, Inc.	168,673	8,602,323
Intuitive Surgical, Inc.(1)	20,616	10,225,124
		25,239,944

6

	Shares	Value
Health Care Providers and Services — 2.2%
Cardinal Health, Inc.	85,971	$7,250,794
Express Scripts Holding Co.(1)	178,992	15,464,909
		22,715,703
Health Care Technology — 0.7%
Cerner Corp.(1)	100,061	7,185,380
Hotels, Restaurants and Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	11,505	7,148,517
Las Vegas Sands Corp.	126,527	6,690,748
Marriott International, Inc., Class A	111,027	8,887,711
MGM Resorts International(1)	219,548	4,643,440
		27,370,416
Household Products — 0.6%
Church & Dwight Co., Inc.	81,237	6,594,007
Industrial Conglomerates — 1.8%
3M Co.	117,069	18,308,421
Insurance — 0.9%
Aflac, Inc.	52,911	3,335,509
American International Group, Inc.	101,876	5,734,600
		9,070,109
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	11,909	5,022,978
Expedia, Inc.	221,890	20,908,695
		25,931,673
Internet Software and Services — 5.8%
Facebook, Inc., Class A(1)	343,767	27,078,527
Google, Inc., Class A(1)	20,751	11,387,526
LinkedIn Corp., Class A(1)	25,934	6,538,740
Pandora Media, Inc.(1)	328,461	5,859,744
VeriSign, Inc.(1)	88,942	5,648,706
Yelp, Inc.(1)	85,057	3,350,395
		59,863,638
IT Services — 7.6%
Alliance Data Systems Corp.(1)	39,910	11,865,642
Cognizant Technology Solutions Corp., Class A(1)	144,435	8,455,225
Fiserv, Inc.(1)	125,413	9,732,049
Teradata Corp.(1)	126,385	5,559,676
Visa, Inc., Class A	646,818	42,722,329
		78,334,921
Life Sciences Tools and Services — 1.7%
Illumina, Inc.(1)	43,474	8,010,084
Mettler-Toledo International, Inc.(1)	14,676	4,652,439
Waters Corp.(1)	40,905	5,120,897
		17,783,420
Machinery — 4.1%
Caterpillar, Inc.	216,252	18,787,974
Parker-Hannifin Corp.	72,464	8,649,303
WABCO Holdings, Inc.(1)	60,162	7,487,161
Wabtec Corp.	82,118	7,723,198
		42,647,636

7

	Shares	Value
Media — 5.5%
Comcast Corp., Class A	500,022	$28,881,271
Sirius XM Holdings, Inc.(1)	1,569,578	6,199,833
Walt Disney Co. (The)	203,560	22,131,043
		57,212,147
Metals and Mining — 0.2%
United States Steel Corp.	97,954	2,352,855
Multiline Retail — 1.1%
Macy's, Inc.	167,465	10,823,263
Oil, Gas and Consumable Fuels — 3.4%
Concho Resources, Inc.(1)	82,381	10,434,378
Exxon Mobil Corp.	281,147	24,563,813
		34,998,191
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	111,618	9,073,427
Pharmaceuticals — 2.9%
Jazz Pharmaceuticals plc(1)	22,819	4,077,755
Johnson & Johnson	118,234	11,728,813
Pfizer, Inc.	148,854	5,050,616
Teva Pharmaceutical Industries Ltd. ADR	72,694	4,392,172
Zoetis, Inc.	114,240	5,074,541
		30,323,897
Real Estate Investment Trusts (REITs) — 0.9%
Simon Property Group, Inc.	48,204	8,748,544
Road and Rail — 1.9%
Union Pacific Corp.	188,517	20,026,161
Semiconductors and Semiconductor Equipment — 1.5%
Altera Corp.	204,034	8,504,137
Skyworks Solutions, Inc.	45,655	4,211,674
Xilinx, Inc.	69,256	3,002,940
		15,718,751
Software — 6.7%
Adobe Systems, Inc.(1)	116,298	8,845,626
Electronic Arts, Inc.(1)	137,529	7,989,059
Intuit, Inc.	201,808	20,247,397
NetSuite, Inc.(1)	57,910	5,534,459
Oracle Corp.	472,371	20,604,823
Splunk, Inc.(1)	84,746	5,622,473
		68,843,837
Specialty Retail — 6.0%
Bed Bath & Beyond, Inc.(1)	194,107	13,676,779
Gap, Inc. (The)	164,172	6,507,778
O'Reilly Automotive, Inc.(1)	74,602	16,250,554
Ross Stores, Inc.	101,545	10,040,770
TJX Cos., Inc. (The)	234,141	15,111,460
		61,587,341
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	518,160	64,847,724
EMC Corp.	173,267	4,662,615
		69,510,339

8

	Shares	Value
Wireless Telecommunication Services — 1.6%
SBA Communications Corp., Class A(1)	138,299	$16,017,790
TOTAL COMMON STOCKS (Cost $824,032,425)		1,021,023,890
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth Index Fund (Cost $6,306,100)	63,931	6,358,577
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $1,288,020), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $1,265,632)		1,265,629
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $3,091,919), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $3,037,514)		3,037,511
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $3,618,450), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $3,546,001)		3,546,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,362	3,362
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,852,502)		7,852,502
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $838,191,027)		1,035,234,969
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,612,644)
TOTAL NET ASSETS — 100.0%		$1,032,622,325

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $838,191,027)	$1,035,234,969
Receivable for investments sold	5,582,403
Receivable for capital shares sold	971,803
Dividends and interest receivable	272,099
1,042,061,274

Liabilities
Payable for investments purchased	8,787,990
Accrued management fees	650,959
9,438,949

Net Assets	$1,032,622,325

Net Assets Consist of:
Capital (par value and paid-in surplus)	$762,034,917
Undistributed net investment income	1,680,213
Undistributed net realized gain	71,863,253
Net unrealized appreciation	197,043,942
$1,032,622,325

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$985,670,628	65,683,116	$15.01
R6 Class, $0.01 Par Value	$46,951,697	3,131,124	$15.00

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,822)	$8,400,167
Interest	3,118
8,403,285

Expenses:
Management fees	4,756,435
Directors' fees and expenses	22,346
Other expenses	225
4,779,006

Net investment income (loss)	3,624,279

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	71,816,936
Futures contract transactions	2,886,730
74,703,666

Change in net unrealized appreciation (depreciation) on investments	(4,548,154)

Net realized and unrealized gain (loss)	70,155,512

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,779,791

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$3,624,279	$5,886,437
Net realized gain (loss)	74,703,666	190,149,182
Change in net unrealized appreciation (depreciation)	(4,548,154)	(42,727,202)
Net increase (decrease) in net assets resulting from operations	73,779,791	153,308,417

Distributions to Shareholders
From net investment income:
Institutional Class	(6,018,552)	(5,994,161)
R6 Class	(241,854)	(63,884)
From net realized gains:
Institutional Class	(176,148,301)	(39,897,401)
R6 Class	(5,428,799)	(337,944)
Decrease in net assets from distributions	(187,837,506)	(46,293,390)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(124,340,548)	160,105,574

Net increase (decrease) in net assets	(238,398,263)	267,120,601

Net Assets
Beginning of period	1,271,020,588	1,003,899,987
End of period	$1,032,622,325	$1,271,020,588

Undistributed net investment income	$1,680,213	$4,316,340

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 0.76% for the Institutional Class and 0.61% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $569,910,447 and $881,334,808, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	300,000,000		300,000,000
Sold	8,478,417	$127,901,992	10,717,121	$168,204,864
Issued in reinvestment of distributions	12,910,478	182,166,853	3,073,782	45,891,562
Redeemed	(29,126,379)	(448,314,118)	(4,925,067)	(79,243,577)
	(7,737,484)	(138,245,273)	8,865,836	134,852,849
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,958,675	29,437,621	1,838,061	28,823,154
Issued in reinvestment of distributions	402,459	5,670,653	26,932	401,828
Redeemed	(1,383,903)	(21,203,549)	(250,670)	(3,972,257)
	977,231	13,904,725	1,614,323	25,252,725
Net increase (decrease)	(6,760,253)	$(124,340,548)	10,480,159	$160,105,574

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,021,023,890	—	—
Exchange-Traded Funds	6,358,577	—	—
Temporary Cash Investments	3,362	$7,849,140	—
	$1,027,385,829	$7,849,140	—

16

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $2,886,730 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$844,796,160
Gross tax appreciation of investments	$200,451,128
Gross tax depreciation of investments	(10,012,319)
Net tax appreciation (depreciation) of investments	$190,438,809

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$16.82	0.04	0.65	0.69	(0.08)	(2.42)	(2.50)	$15.01	5.05%	0.77%(4)	0.57%(4)	46%	$985,671
2014	$15.42	0.08	2.02	2.10	(0.09)	(0.61)	(0.70)	$16.82	14.17%	0.77%	0.50%	119%	$1,234,784
2013	$12.72	0.12	3.08	3.20	(0.10)	(0.40)	(0.50)	$15.42	26.05%	0.77%	0.85%	77%	$995,575
2012	$11.92	0.09	1.09	1.18	(0.08)	(0.30)	(0.38)	$12.72	10.33%	0.77%	0.71%	87%	$635,906
2011	$11.06	0.09	0.85	0.94	(0.08)	—	(0.08)	$11.92	8.48%	0.78%	0.78%	95%	$461,845
2010	$9.34	0.06	1.71	1.77	(0.05)	—	(0.05)	$11.06	18.94%	0.79%	0.63%	95%	$340,417
R6 Class
2015(3)	$16.82	0.05	0.66	0.71	(0.11)	(2.42)	(2.53)	$15.00	5.16%	0.62%(4)	0.72%(4)	46%	$46,952
2014	$15.43	0.10	2.01	2.11	(0.11)	(0.61)	(0.72)	$16.82	14.27%	0.62%	0.65%	119%	$36,237
2013(5)	$14.38	—(6)	1.05	1.05	—	—	—	$15.43	7.30%	0.62%(4)	0.09%(4)	77%(7)	$8,325

18

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through October 31, 2013.

(6)	Per-share amount was less than $0.005.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85695 1506

SEMIANNUAL REPORT	APRIL 30, 2015

NT Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLWX	9.08%	17.05%	12.89%	5.88%	5/12/06
Russell Midcap Growth Index	—	7.77%	16.46%	15.58%	8.94%	—
R6 Class	ACDUX	9.22%	17.19%	—	14.47%	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.80%	0.65%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Electronic Arts, Inc.	3.4%
SBA Communications Corp., Class A	3.0%
Constellation Brands, Inc., Class A	2.4%
Teleflex, Inc.	2.2%
Affiliated Managers Group, Inc.	2.2%
Canadian Pacific Railway Ltd., New York Shares	2.1%
Middleby Corp.	2.0%
Intuit, Inc.	1.8%
Charter Communications, Inc., Class A	1.8%
CoStar Group, Inc.	1.7%

Top Five Industries	% of net assets
Software	7.0%
Specialty Retail	6.4%
Machinery	5.6%
Beverages	4.2%
Health Care Equipment and Supplies	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.1%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,090.80	$4.15	0.80%
R6 Class	$1,000	$1,092.20	$3.37	0.65%
Hypothetical
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.	86,896	$5,195,512
Esterline Technologies Corp.(1)	65,405	7,278,922
		12,474,434
Airlines — 1.2%
Spirit Airlines, Inc.(1)	104,867	7,180,243
Auto Components — 1.3%
BorgWarner, Inc.	135,600	8,027,520
Banks — 2.5%
East West Bancorp, Inc.	115,275	4,679,012
Signature Bank(1)	39,092	5,241,847
SVB Financial Group(1)	38,012	5,046,473
		14,967,332
Beverages — 4.2%
Boston Beer Co., Inc. (The), Class A(1)	11,800	2,924,040
Brown-Forman Corp., Class B	89,191	8,047,704
Constellation Brands, Inc., Class A(1)	125,488	14,549,079
		25,520,823
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc.(1)	26,740	2,724,004
AMAG Pharmaceuticals, Inc.(1)	60,346	3,075,836
Regeneron Pharmaceuticals, Inc.(1)	6,499	2,973,032
Vertex Pharmaceuticals, Inc.(1)	39,250	4,838,740
		13,611,612
Building Products — 1.0%
Lennox International, Inc.	60,056	6,363,534
Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	60,362	13,649,659
Commercial Services and Supplies — 1.7%
KAR Auction Services, Inc.	172,068	6,402,650
Stericycle, Inc.(1)	31,947	4,262,688
		10,665,338
Communications Equipment — 3.0%
Juniper Networks, Inc.	232,916	6,155,970
Motorola Solutions, Inc.	105,124	6,281,159
Palo Alto Networks, Inc.(1)	40,033	5,913,675
		18,350,804
Consumer Finance — 0.5%
Discover Financial Services	53,189	3,083,366
Containers and Packaging — 1.6%
Ball Corp.	87,640	6,433,652
Berry Plastics Group, Inc.(1)	100,132	3,426,517
		9,860,169
Distributors — 0.3%
LKQ Corp.(1)	60,024	1,624,850

6

	Shares	Value
Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc.(1)	112,355	$2,983,025
Electrical Equipment — 0.8%
Acuity Brands, Inc.	30,996	5,174,782
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	78,646	5,233,891
Energy Equipment and Services — 0.9%
Patterson-UTI Energy, Inc.	165,073	3,689,382
Weatherford International plc(1)	113,179	1,646,754
		5,336,136
Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	44,581	6,377,312
United Natural Foods, Inc.(1)	41,299	2,786,030
Whole Foods Market, Inc.	77,239	3,688,935
		12,852,277
Food Products — 2.1%
Hain Celestial Group, Inc. (The)(1)	75,623	4,555,530
Hershey Co. (The)	50,175	4,612,086
WhiteWave Foods Co., Class A(1)	78,860	3,467,474
		12,635,090
Health Care Equipment and Supplies — 3.9%
Cooper Cos., Inc. (The)	26,457	4,711,198
DexCom, Inc.(1)	40,488	2,735,774
NuVasive, Inc.(1)	66,400	2,970,072
Teleflex, Inc.	111,440	13,702,662
		24,119,706
Health Care Providers and Services — 3.7%
AmerisourceBergen Corp.	66,359	7,584,834
Catamaran Corp.(1)	51,542	3,059,018
Team Health Holdings, Inc.(1)	96,903	5,772,512
Universal Health Services, Inc., Class B	51,910	6,070,874
		22,487,238
Hotels, Restaurants and Leisure — 1.5%
Jack in the Box, Inc.	28,961	2,512,946
La Quinta Holdings, Inc.(1)	159,067	3,830,333
Papa John's International, Inc.	50,235	3,082,922
		9,426,201
Household Durables — 2.6%
Harman International Industries, Inc.	44,612	5,816,512
Jarden Corp.(1)	64,821	3,317,539
Mohawk Industries, Inc.(1)	37,726	6,545,461
		15,679,512
Internet and Catalog Retail — 0.7%
TripAdvisor, Inc.(1)	55,942	4,502,772
Internet Software and Services — 3.6%
CoStar Group, Inc.(1)	52,045	10,639,559
LinkedIn Corp., Class A(1)	25,060	6,318,378
Twitter, Inc.(1)	125,522	4,890,337
		21,848,274
7

	Shares	Value
IT Services — 2.3%
Alliance Data Systems Corp.(1)	30,641	$9,109,876
Vantiv, Inc., Class A(1)	119,096	4,656,653
		13,766,529
Leisure Products — 1.5%
Brunswick Corp.	67,420	3,373,697
Polaris Industries, Inc.	43,028	5,893,115
		9,266,812
Machinery — 5.6%
Flowserve Corp.	97,696	5,718,147
Ingersoll-Rand plc	97,717	6,433,687
Middleby Corp.(1)	121,146	12,276,936
Snap-On, Inc.	34,195	5,113,862
WABCO Holdings, Inc.(1)	38,389	4,777,511
		34,320,143
Media — 1.8%
Charter Communications, Inc., Class A(1)	59,277	11,088,356
Multiline Retail — 1.7%
Burlington Stores, Inc.(1)	62,665	3,231,634
Dollar Tree, Inc.(1)	97,385	7,441,188
		10,672,822
Oil, Gas and Consumable Fuels — 3.9%
Antero Resources Corp.(1)	126,034	5,584,567
Cabot Oil & Gas Corp.	98,010	3,314,698
Concho Resources, Inc.(1)	71,919	9,109,261
Gulfport Energy Corp.(1)	65,332	3,197,348
Oasis Petroleum, Inc.(1)	136,161	2,442,728
		23,648,602
Pharmaceuticals — 3.2%
Endo International plc(1)	97,406	8,188,436
Pacira Pharmaceuticals, Inc.(1)	36,683	2,512,052
Zoetis, Inc.	205,377	9,122,846
		19,823,334
Professional Services — 1.4%
Nielsen NV	187,957	8,446,788
Real Estate Management and Development — 1.4%
Jones Lang LaSalle, Inc.	52,956	8,793,873
Road and Rail — 3.7%
Canadian Pacific Railway Ltd., New York Shares	66,749	12,721,024
J.B. Hunt Transport Services, Inc.	57,260	4,993,072
Kansas City Southern	46,373	4,752,769
		22,466,865
Semiconductors and Semiconductor Equipment — 3.4%
Altera Corp.	83,652	3,486,615
Avago Technologies Ltd.	86,887	10,155,353
Freescale Semiconductor Ltd.(1)	82,128	3,210,384
NXP Semiconductors NV(1)	42,226	4,058,763
		20,911,115
Software — 7.0%
Electronic Arts, Inc.(1)	357,477	20,765,839

8

	Shares	Value
Intuit, Inc.	112,298	$11,266,858
NetSuite, Inc.(1)	38,058	3,637,203
Splunk, Inc.(1)	62,237	4,129,114
Tyler Technologies, Inc.(1)	24,202	2,951,434
		42,750,448
Specialty Retail — 6.4%
Advance Auto Parts, Inc.	29,684	4,244,812
AutoZone, Inc.(1)	7,383	4,966,249
Restoration Hardware Holdings, Inc.(1)	35,841	3,088,419
Sally Beauty Holdings, Inc.(1)	150,888	4,709,215
Signet Jewelers Ltd.	73,703	9,885,783
Tractor Supply Co.	83,067	7,148,746
Ulta Salon Cosmetics & Fragrance, Inc.(1)	31,612	4,776,257
		38,819,481
Textiles, Apparel and Luxury Goods — 3.8%
Hanesbrands, Inc.	287,456	8,934,133
Kate Spade & Co.(1)	112,575	3,681,203
Lululemon Athletica, Inc.(1)	49,882	3,174,490
Under Armour, Inc., Class A(1)	92,193	7,149,567
		22,939,393
Wireless Telecommunication Services — 3.0%
SBA Communications Corp., Class A(1)	157,677	18,262,150
TOTAL COMMON STOCKS (Cost $465,972,855)		593,635,299
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $2,552,502), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $2,508,137)		2,508,131
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $6,127,336), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $6,019,519)		6,019,514
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $7,171,863), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $7,027,002)		7,027,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,554,645)		15,554,645
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $481,527,500)		609,189,944
OTHER ASSETS AND LIABILITIES — 0.4%		2,449,389
TOTAL NET ASSETS — 100.0%		$611,639,333

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	351,768	USD	292,465	JPMorgan Chase Bank N.A.	5/29/15	$(1,016)
USD	12,200,392	CAD	14,762,841	JPMorgan Chase Bank N.A.	5/29/15	(31,020)
						$(32,036)

9

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $481,527,500)	$609,189,944
Cash	6,862
Receivable for investments sold	21,041,852
Receivable for capital shares sold	1,638,214
Dividends and interest receivable	80,874
631,957,746

Liabilities
Payable for investments purchased	19,883,313
Unrealized depreciation on forward foreign currency exchange contracts	32,036
Accrued management fees	403,064
20,318,413

Net Assets	$611,639,333

Net Assets Consist of:
Capital (par value and paid-in surplus)	$438,029,709
Accumulated net investment loss	(2,241,329)
Undistributed net realized gain	48,220,545
Net unrealized appreciation	127,630,408
$611,639,333

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$583,667,054	42,018,266	$13.89
R6 Class, $0.01 Par Value	$27,972,279	2,008,195	$13.93

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $18,428)	$1,850,980
Interest	1,610
1,852,590

Expenses:
Management fees	2,440,427
Directors' fees and expenses	11,004
2,451,431

Net investment income (loss)	(598,841)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	47,574,772
Futures contract transactions	1,316,877
Foreign currency transactions	716,941
49,608,590

Change in net unrealized appreciation (depreciation) on:
Investments	7,372,226
Translation of assets and liabilities in foreign currencies	(86,660)
7,285,566

Net realized and unrealized gain (loss)	56,894,156

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,295,315

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$(598,841)	$(1,662,340)
Net realized gain (loss)	49,608,590	26,740,021
Change in net unrealized appreciation (depreciation)	7,285,566	20,366,104
Net increase (decrease) in net assets resulting from operations	56,295,315	45,443,785

Distributions to Shareholders
From net realized gains:
Institutional Class	(26,719,040)	(51,250,181)
R6 Class	(826,114)	(433,893)
Decrease in net assets from distributions	(27,545,154)	(51,684,074)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(6,187,934)	131,572,665

Net increase (decrease) in net assets	22,562,227	125,332,376

Net Assets
Beginning of period	589,077,106	463,744,730
End of period	$611,639,333	$589,077,106

Accumulated net investment loss	$(2,241,329)	$(1,642,488)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

14

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination

15

by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.80% for the Institutional Class and 0.65% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $251,312,197 and $293,148,974, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	3,709,559	$50,484,552	7,340,306	$94,685,851
Issued in reinvestment of distributions	2,147,833	26,719,040	4,197,394	51,250,181
Redeemed	(6,631,303)	(93,114,498)	(2,037,795)	(26,819,633)
	(773,911)	(15,910,906)	9,499,905	119,116,399
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	988,154	13,312,363	1,085,310	13,736,485
Issued in reinvestment of distributions	66,248	826,114	35,507	433,893
Redeemed	(314,837)	(4,415,505)	(132,053)	(1,714,112)
	739,565	9,722,972	988,764	12,456,266
Net increase (decrease)	(34,346)	$(6,187,934)	10,488,669	$131,572,665

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$593,635,299	—	—
Temporary Cash Investments	—	$15,554,645	—
	$593,635,299	$15,554,645	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(32,036)	—

17

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $11,608,423.

Value of Derivative Instruments as of April 30, 2015
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$32,036

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$1,316,877	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	717,413	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(86,660)
		$2,034,290		$(86,660)

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$484,086,866
Gross tax appreciation of investments	$135,966,216
Gross tax depreciation of investments	(10,863,138)
Net tax appreciation (depreciation) of investments	$125,103,078

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had late-year ordinary loss deferrals of $(1,587,864), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$13.37	(0.01)	1.15	1.14	—	(0.62)	(0.62)	$13.89	9.08%	0.80%(4)	(0.20)%(4)	42%	$583,667
2014	$13.81	(0.04)	1.08	1.04	—	(1.48)	(1.48)	$13.37	8.53%	0.80%	(0.31)%	76%	$572,085
2013	$10.61	(0.01)	3.23	3.22	(0.02)	—	(0.02)	$13.81	30.38%	0.80%	(0.10)%	113%	$459,877
2012	$10.03	—(5)	0.74	0.74	—	(0.16)	(0.16)	$10.61	7.59%	0.81%	(0.02)%	92%	$297,429
2011	$9.44	(0.03)	0.62	0.59	—	—	—	$10.03	6.25%	0.80%	(0.27)%	115%	$215,060
2010	$7.50	(0.02)	1.96	1.94	—(5)	—	—(5)	$9.44	26.05%	0.80%	(0.26)%	152%	$161,304
R6 Class
2015(3)	$13.39	—(5)	1.16	1.16	—	(0.62)	(0.62)	$13.93	9.22%	0.65%(4)	(0.05)%(4)	42%	$27,972
2014	$13.82	(0.02)	1.07	1.05	—	(1.48)	(1.48)	$13.39	8.60%	0.65%	(0.16)%	76%	$16,992
2013(6)	$12.92	—(5)	0.90	0.90	—	—	—	$13.82	6.97%	0.65%(4)	0.03%(4)	113%(7)	$3,867

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85696 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Select Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCIX	6.52%	17.48%	14.17%	7.89%	12.38%	6/30/71(2)
Russell 1000 Growth Index	—	6.54%	16.67%	15.48%	9.62%	N/A(3)	—
Institutional Class	TWSIX	6.62%	17.72%	14.40%	8.11%	6.80%	3/13/97
A Class(4)	TWCAX						8/8/97
No sales charge*		6.40%	17.20%	13.89%	7.62%	5.30%
With sales charge*		0.28%	10.46%	12.55%	6.99%	4.94%
C Class	ACSLX						1/31/03
No sales charge*		5.99%	16.30%	13.04%	6.82%	7.43%
With sales charge*		5.03%	16.30%	13.04%	6.82%	7.43%
R Class	ASERX	6.26%	16.88%	13.60%	—	6.62%	7/29/05
R6 Class	ASDEX	6.70%	17.89%	—	—	18.27%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was October 31, 1958, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Benchmark data first available December 1978.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.00%	0.80%	1.25%	2.00%	1.50%	0.65%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	9.7%
Google, Inc.(1)	4.3%
Walt Disney Co. (The)	3.3%
UnitedHealth Group, Inc.	3.0%
Gilead Sciences, Inc.	3.0%
MasterCard, Inc., Class A	2.8%
Starbucks Corp.	2.7%
Biogen Idec, Inc.	2.7%
Bristol-Myers Squibb Co.	2.5%
Constellation Brands, Inc., Class A	2.3%
(1) Includes all classes of the issuer.

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	11.2%
Internet Software and Services	7.9%
Biotechnology	6.8%
Specialty Retail	6.4%
Pharmaceuticals	5.0%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	93.4%
Foreign Common Stocks(2)	6.2%
Total Common Stocks	99.6%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	—(3)
(2) Includes depositary shares, dual listed securities and foreign ordinary shares.
(3) Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,065.20	$5.07	0.99%
Institutional Class	$1,000	$1,066.20	$4.05	0.79%
A Class	$1,000	$1,064.00	$6.35	1.24%
C Class	$1,000	$1,059.90	$10.16	1.99%
R Class	$1,000	$1,062.60	$7.62	1.49%
R6 Class	$1,000	$1,067.00	$3.28	0.64%
Hypothetical
Investor Class	$1,000	$1,019.89	$4.96	0.99%
Institutional Class	$1,000	$1,020.88	$3.96	0.79%
A Class	$1,000	$1,018.65	$6.21	1.24%
C Class	$1,000	$1,014.93	$9.94	1.99%
R Class	$1,000	$1,017.41	$7.45	1.49%
R6 Class	$1,000	$1,021.62	$3.21	0.64%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 3.5%
Boeing Co. (The)	278,400	$39,905,856
United Technologies Corp.	411,200	46,774,000
		86,679,856
Auto Components — 2.0%
Delphi Automotive plc	381,100	31,631,300
Gentex Corp.	1,083,400	18,796,990
		50,428,290
Banks — 0.9%
JPMorgan Chase & Co.	360,800	22,824,208
Beverages — 3.9%
Constellation Brands, Inc., Class A(1)	492,500	57,100,450
Diageo plc	1,444,400	40,118,026
		97,218,476
Biotechnology — 6.8%
Biogen Idec, Inc.(1)	176,500	65,998,645
Celgene Corp.(1)	205,900	22,249,554
Gilead Sciences, Inc.(1)	733,400	73,714,034
Vertex Pharmaceuticals, Inc.(1)	55,500	6,842,040
		168,804,273
Capital Markets — 1.8%
Franklin Resources, Inc.	854,900	44,078,644
Chemicals — 3.0%
Ashland, Inc.	200,300	25,309,908
Monsanto Co.	424,100	48,330,436
Sigma-Aldrich Corp.	4,400	611,248
		74,251,592
Communications Equipment — 1.8%
QUALCOMM, Inc.	673,400	45,791,200
Diversified Financial Services — 1.4%
CBOE Holdings, Inc.	611,600	34,414,732
Electrical Equipment — 0.6%
Emerson Electric Co.	265,600	15,625,248
Energy Equipment and Services — 2.0%
Core Laboratories NV	112,700	14,795,256
Schlumberger Ltd.	380,300	35,980,183
		50,775,439
Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	341,900	48,908,795
PriceSmart, Inc.	40,900	3,290,814
		52,199,609
Food Products — 1.6%
Mead Johnson Nutrition Co.	373,600	35,835,712
Mondelez International, Inc., Class A	103,500	3,971,295
		39,807,007

7

	Shares	Value
Health Care Providers and Services — 4.4%
Express Scripts Holding Co.(1)	413,200	$35,700,480
UnitedHealth Group, Inc.	670,100	74,649,140
		110,349,620
Hotels, Restaurants and Leisure — 3.6%
Papa John's International, Inc.	361,700	22,197,529
Starbucks Corp.	1,332,700	66,075,266
		88,272,795
Industrial Conglomerates — 2.1%
Roper Industries, Inc.	306,000	51,460,020
Insurance — 1.3%
MetLife, Inc.	629,800	32,302,442
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	135,100	56,982,478
TripAdvisor, Inc.(1)	66,300	5,336,487
		62,318,965
Internet Software and Services — 7.9%
Alibaba Group Holding Ltd. ADR(1)	39,000	3,170,310
Baidu, Inc. ADR(1)	114,500	22,932,060
Facebook, Inc., Class A(1)	624,300	49,176,111
Google, Inc., Class A(1)	98,600	54,108,722
Google, Inc., Class C(1)	96,665	51,941,766
LinkedIn Corp., Class A(1)	53,800	13,564,594
		194,893,563
IT Services — 3.8%
MasterCard, Inc., Class A	762,500	68,785,125
Teradata Corp.(1)	563,500	24,788,365
		93,573,490
Leisure Products — 0.3%
Hasbro, Inc.	106,300	7,524,977
Machinery — 4.6%
FANUC Corp.	101,500	22,200,210
Graco, Inc.	349,900	25,059,838
KUKA AG	261,600	18,648,269
Middleby Corp.(1)	307,400	31,151,916
Nordson Corp.	205,500	16,368,075
		113,428,308
Media — 3.3%
Walt Disney Co. (The)	757,500	82,355,400
Oil, Gas and Consumable Fuels — 1.4%
EOG Resources, Inc.	128,100	12,675,495
Noble Energy, Inc.	132,600	6,725,472
Occidental Petroleum Corp.	186,600	14,946,660
		34,347,627
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	446,400	36,287,856
Pharmaceuticals — 5.0%
Actavis plc(1)	82,600	23,364,236
Bristol-Myers Squibb Co.	958,700	61,097,951
Teva Pharmaceutical Industries Ltd. ADR	664,900	40,173,258
		124,635,445

8

	Shares	Value
Professional Services — 1.6%
Verisk Analytics, Inc., Class A(1)	540,700	$40,574,128
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	307,800	29,096,334
Road and Rail — 0.3%
Swift Transportation Co.(1)	337,600	8,169,920
Semiconductors and Semiconductor Equipment — 0.9%
Linear Technology Corp.	464,400	21,422,772
Software — 4.1%
Electronic Arts, Inc.(1)	816,000	47,401,440
Mobileye NV(1)	219,800	9,860,228
Oracle Corp.	1,037,800	45,268,836
		102,530,504
Specialty Retail — 6.4%
AutoZone, Inc.(1)	82,400	55,427,184
Home Depot, Inc. (The)	486,800	52,077,864
TJX Cos., Inc. (The)	778,400	50,237,936
		157,742,984
Technology Hardware, Storage and Peripherals — 11.2%
Apple, Inc.	1,926,200	241,063,930
EMC Corp.	1,408,800	37,910,808
		278,974,738
Tobacco — 0.8%
Philip Morris International, Inc.	237,800	19,849,166
TOTAL COMMON STOCKS (Cost $1,355,882,110)		2,473,009,628
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $1,445,375), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $1,420,252)		1,420,249
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $3,469,653), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $3,408,601)		3,408,598
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $4,061,888), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $3,979,001)		3,979,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,901	3,901
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,811,748)		8,811,748
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,364,693,858)		2,481,821,376
OTHER ASSETS AND LIABILITIES†		89,428
TOTAL NET ASSETS — 100.0%		$2,481,910,804

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	522,136	USD	583,355	UBS AG	5/29/15	$3,108
EUR	507,467	USD	568,228	UBS AG	5/29/15	1,758
USD	16,507,854	EUR	15,128,790	UBS AG	5/29/15	(484,769)
USD	486,495	EUR	443,158	UBS AG	5/29/15	(11,258)
GBP	828,725	USD	1,271,132	Credit Suisse AG	5/29/15	738
USD	34,838,749	GBP	22,885,074	Credit Suisse AG	5/29/15	(283,716)
USD	719,902	JPY	85,412,250	Credit Suisse AG	5/29/15	4,423
USD	19,365,266	JPY	2,303,111,125	Credit Suisse AG	5/29/15	72,640
						$(697,076)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,364,693,858)	$2,481,821,376
Foreign currency holdings, at value (cost of $408,632)	386,267
Receivable for investments sold	9,640,432
Receivable for capital shares sold	412,593
Unrealized appreciation on forward foreign currency exchange contracts	82,667
Dividends and interest receivable	1,163,998
2,493,507,333

Liabilities
Payable for investments purchased	8,258,937
Payable for capital shares redeemed	499,485
Unrealized depreciation on forward foreign currency exchange contracts	779,743
Accrued management fees	2,044,298
Distribution and service fees payable	14,066
11,596,529

Net Assets	$2,481,910,804

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,279,858,872
Undistributed net investment income	4,426,705
Undistributed net realized gain	81,219,414
Net unrealized appreciation	1,116,405,813
$2,481,910,804

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,389,937,924	40,426,859	$59.12
Institutional Class, $0.01 Par Value	$36,112,624	602,473	$59.94
A Class, $0.01 Par Value	$38,065,200	655,428	$58.08*
C Class, $0.01 Par Value	$5,605,443	103,554	$54.13
R Class, $0.01 Par Value	$3,154,410	54,421	$57.96
R6 Class, $0.01 Par Value	$9,035,203	150,793	$59.92
*Maximum offering price $61.62 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $120,868)	$17,436,115
Interest	1,655
17,437,770

Expenses:
Management fees	11,935,924
Distribution and service fees:
A Class	47,597
C Class	28,141
R Class	7,679
Directors' fees and expenses	43,465
Other expenses	2,351
12,065,157

Net investment income (loss)	5,372,613

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	81,671,471
Foreign currency transactions	3,189,274
84,860,745

Change in net unrealized appreciation (depreciation) on:
Investments	63,462,207
Translation of assets and liabilities in foreign currencies	(1,645,601)
61,816,606

Net realized and unrealized gain (loss)	146,677,351

Net Increase (Decrease) in Net Assets Resulting from Operations	$152,049,964

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$5,372,613	$7,707,013
Net realized gain (loss)	84,860,745	209,270,269
Change in net unrealized appreciation (depreciation)	61,816,606	132,769,313
Net increase (decrease) in net assets resulting from operations	152,049,964	349,746,595

Distributions to Shareholders
From net investment income:
Investor Class	(8,938,027)	(9,365,514)
Institutional Class	(156,488)	(245,709)
A Class	(56,611)	(82,331)
R6 Class	(55,615)	(214)
From net realized gains:
Investor Class	(201,146,776)	(8,633,102)
Institutional Class	(2,344,544)	(155,106)
A Class	(3,423,892)	(178,850)
C Class	(533,273)	(34,463)
R Class	(268,899)	(14,057)
R6 Class	(666,192)	(109)
Decrease in net assets from distributions	(217,590,317)	(18,709,455)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	167,990,463	(165,037,117)

Net increase (decrease) in net assets	102,450,110	166,000,023

Net Assets
Beginning of period	2,379,460,694	2,213,460,671
End of period	$2,481,910,804	$2,379,460,694

Undistributed net investment income	$4,426,705	$8,260,833

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

14

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 0.99% for the Investor Class, A Class, C Class and R Class, 0.79% for the Institutional Class and 0.64% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $300,981,700 and $314,651,905, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	1,174,468	$69,044,805	1,013,144	$57,402,134
Issued in reinvestment of distributions	3,711,291	200,706,584	318,597	17,156,436
Redeemed	(1,872,583)	(110,375,210)	(3,857,942)	(218,157,619)
	3,013,176	159,376,179	(2,526,201)	(143,599,049)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	245,990	14,463,006	161,413	9,211,409
Issued in reinvestment of distributions	45,621	2,499,550	6,433	350,521
Redeemed	(157,845)	(9,500,088)	(429,102)	(25,087,621)
	133,766	7,462,468	(261,256)	(15,525,691)
A Class/Shares Authorized	75,000,000		75,000,000
Sold	69,585	4,074,172	116,938	6,632,877
Issued in reinvestment of distributions	62,450	3,320,470	4,668	247,529
Redeemed	(136,990)	(7,904,493)	(291,832)	(16,281,685)
	(4,955)	(509,851)	(170,226)	(9,401,279)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	9,707	524,663	12,065	623,486
Issued in reinvestment of distributions	8,094	402,289	379	19,014
Redeemed	(18,928)	(1,037,105)	(71,078)	(3,785,994)
	(1,127)	(110,153)	(58,634)	(3,143,494)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	2,418	140,060	8,774	488,474
Issued in reinvestment of distributions	5,062	268,899	265	14,057
Redeemed	(3,789)	(222,286)	(21,213)	(1,181,480)
	3,691	186,673	(12,174)	(678,949)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	22,846	1,375,989	129,561	7,711,850
Issued in reinvestment of distributions	13,186	721,807	6	323
Redeemed	(8,630)	(512,649)	(6,676)	(400,828)
	27,402	1,585,147	122,891	7,311,345
Net increase (decrease)	3,171,953	$167,990,463	(2,905,600)	$(165,037,117)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

17

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,392,043,123	$80,966,505	—
Temporary Cash Investments	3,901	8,807,847	—
	$2,392,047,024	$89,774,352	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$82,667	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(779,743)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $59,745,644.

The value of foreign currency risk derivative instruments as of April 30, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $82,667 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $779,743 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,184,826 in net realized gain (loss) on foreign currency transactions and $(1,638,728) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,368,518,211
Gross tax appreciation of investments	$1,123,321,171
Gross tax depreciation of investments	(10,018,006)
Net tax appreciation (depreciation) of investments	$1,113,303,165

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$61.31	0.13	3.34	3.47	(0.24)	(5.42)	(5.66)	$59.12	6.52%	0.99%(4)	0.45%(4)	12%	$2,389,938
2014	$53.07	0.19	8.51	8.70	(0.24)	(0.22)	(0.46)	$61.31	16.50%	1.00%	0.34%	25%	$2,293,893
2013	$43.52	0.35	9.51	9.86	(0.31)	—	(0.31)	$53.07	22.80%	1.00%	0.74%	31%	$2,119,523
2012	$39.14	0.17	4.31	4.48	(0.10)	—	(0.10)	$43.52	11.50%	1.00%	0.41%	17%	$1,861,545
2011	$35.54	0.10	3.62	3.72	(0.12)	—	(0.12)	$39.14	10.49%	1.00%	0.26%	17%	$1,765,718
2010	$30.58	0.11	5.01	5.12	(0.16)	—	(0.16)	$35.54	16.78%	1.01%	0.34%	35%	$1,722,138
Institutional Class
2015(3)	$62.15	0.20	3.37	3.57	(0.36)	(5.42)	(5.78)	$59.94	6.62%	0.79%(4)	0.65%(4)	12%	$36,113
2014	$53.79	0.32	8.61	8.93	(0.35)	(0.22)	(0.57)	$62.15	16.74%	0.80%	0.54%	25%	$29,130
2013	$44.04	0.36	9.72	10.08	(0.33)	—	(0.33)	$53.79	23.05%	0.80%	0.94%	31%	$39,263
2012	$39.60	0.24	4.38	4.62	(0.18)	—	(0.18)	$44.04	11.73%	0.80%	0.61%	17%	$16,828
2011	$35.95	0.18	3.67	3.85	(0.20)	—	(0.20)	$39.60	10.73%	0.80%	0.46%	17%	$5,133
2010	$30.94	0.18	5.06	5.24	(0.23)	—	(0.23)	$35.95	17.02%	0.81%	0.54%	35%	$4,563

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$60.25	0.06	3.28	3.34	(0.09)	(5.42)	(5.51)	$58.08	6.40%	1.24%(4)	0.20%(4)	12%	$38,065
2014	$52.15	0.06	8.36	8.42	(0.10)	(0.22)	(0.32)	$60.25	16.21%	1.25%	0.09%	25%	$39,786
2013	$42.85	0.25	9.33	9.58	(0.28)	—	(0.28)	$52.15	22.48%	1.25%	0.49%	31%	$43,318
2012	$38.54	0.06	4.26	4.32	(0.01)	—	(0.01)	$42.85	11.22%	1.25%	0.16%	17%	$45,355
2011	$34.99	—(5)	3.58	3.58	(0.03)	—	(0.03)	$38.54	10.23%	1.25%	0.01%	17%	$24,573
2010	$30.11	0.03	4.93	4.96	(0.08)	—	(0.08)	$34.99	16.48%	1.26%	0.09%	35%	$20,666
C Class
2015(3)	$56.64	(0.15)	3.06	2.91	—	(5.42)	(5.42)	$54.13	5.99%	1.99%(4)	(0.55)%(4)	12%	$5,605
2014	$49.32	(0.34)	7.88	7.54	—	(0.22)	(0.22)	$56.64	15.34%	2.00%	(0.66)%	25%	$5,929
2013	$40.75	(0.14)	8.90	8.76	(0.19)	—	(0.19)	$49.32	21.57%	2.00%	(0.26)%	31%	$8,054
2012	$36.92	(0.25)	4.08	3.83	—	—	—	$40.75	10.37%	2.00%	(0.59)%	17%	$5,666
2011	$33.74	(0.28)	3.46	3.18	—	—	—	$36.92	9.43%	2.00%	(0.74)%	17%	$571
2010	$29.19	(0.20)	4.75	4.55	—	—	—	$33.74	15.63%	2.01%	(0.66)%	35%	$390
R Class
2015(3)	$60.12	(0.02)	3.28	3.26	—	(5.42)	(5.42)	$57.96	6.26%	1.49%(4)	(0.05)%(4)	12%	$3,154
2014	$52.07	(0.08)	8.35	8.27	—	(0.22)	(0.22)	$60.12	15.92%	1.50%	(0.16)%	25%	$3,050
2013	$42.86	0.03	9.43	9.46	(0.25)	—	(0.25)	$52.07	22.18%	1.50%	0.24%	31%	$3,275
2012	$38.64	(0.06)	4.28	4.22	—	—	—	$42.86	10.92%	1.50%	(0.09)%	17%	$1,456
2011	$35.14	(0.08)	3.58	3.50	—	—	—	$38.64	9.96%	1.50%	(0.24)%	17%	$59
2010	$30.24	(0.05)	4.95	4.90	—	—	—	$35.14	16.20%	1.51%	(0.16)%	35%	$29

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2015(3)	$62.18	0.23	3.38	3.61	(0.45)	(5.42)	(5.87)	$59.92	6.70%	0.64%(4)	0.80%(4)	12%	$9,035
2014	$53.81	0.18	8.84	9.02	(0.43)	(0.22)	(0.65)	$62.18	16.92%	0.65%	0.69%	25%	$7,672
2013(6)	$49.95	0.10	3.76	3.86	—	—	—	$53.81	7.73%	0.65%(4)	0.72%(4)	31%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85682 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Small Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ANOIX	8.19%	15.87%	14.11%	10.24%	8.84%	6/1/01
Russell 2000 Growth Index	—	7.25%	14.65%	14.93%	10.41%	7.08%	—
Institutional Class	ANONX	8.22%	16.08%	14.31%	—	7.07%	5/18/07
A Class	ANOAX						1/31/03
No sales charge*		7.97%	15.53%	13.81%	9.96%	11.50%
With sales charge*		1.73%	8.84%	12.48%	9.32%	10.97%
B Class	ANOBX						1/31/03
No sales charge*		7.56%	14.67%	12.96%	9.14%	10.68%
With sales charge*		2.56%	10.67%	12.84%	9.14%	10.68%
C Class	ANOCX						1/31/03
No sales charge*		7.62%	14.71%	12.95%	9.14%	10.71%(2)
With sales charge*		6.62%	14.71%	12.95%	9.14%	10.71%(2)
R Class	ANORX	7.91%	15.26%	13.53%	—	5.46%	9/28/07
R6 Class	ANODX	8.29%	16.23%	—	—	13.26%	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the distribution and service fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.41%	1.21%	1.66%	2.41%	2.41%	1.91%	1.06%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
CoStar Group, Inc.	1.7%
Middleby Corp.	1.6%
Brunswick Corp.	1.5%
Skechers U.S.A., Inc., Class A	1.5%
Papa John's International, Inc.	1.5%
Restoration Hardware Holdings, Inc.	1.4%
ExamWorks Group, Inc.	1.4%
Envestnet, Inc.	1.4%
Men's Wearhouse, Inc. (The)	1.3%
Vail Resorts, Inc.	1.2%

Top Five Industries	% of net assets
Biotechnology	9.9%
Software	6.6%
Hotels, Restaurants and Leisure	5.8%
Internet Software and Services	5.6%
Health Care Equipment and Supplies	5.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.5)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,081.90	$7.33	1.42%
Institutional Class	$1,000	$1,082.20	$6.30	1.22%
A Class	$1,000	$1,079.70	$8.61	1.67%
B Class	$1,000	$1,075.60	$12.45	2.42%
C Class	$1,000	$1,076.20	$12.46	2.42%
R Class	$1,000	$1,079.10	$9.90	1.92%
R6 Class	$1,000	$1,082.90	$5.53	1.07%
Hypothetical
Investor Class	$1,000	$1,017.75	$7.10	1.42%
Institutional Class	$1,000	$1,018.75	$6.11	1.22%
A Class	$1,000	$1,016.51	$8.35	1.67%
B Class	$1,000	$1,012.79	$12.08	2.42%
C Class	$1,000	$1,012.79	$12.08	2.42%
R Class	$1,000	$1,015.27	$9.59	1.92%
R6 Class	$1,000	$1,019.49	$5.36	1.07%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Aerospace and Defense — 0.9%
Esterline Technologies Corp.(1)	32,990	$3,671,457
Airlines — 0.5%
Spirit Airlines, Inc.(1)	30,810	2,109,561
Banks — 2.3%
Bank of the Ozarks, Inc.	60,597	2,348,740
Cathay General Bancorp	92,776	2,651,538
Renasant Corp.	53,163	1,579,473
Signature Bank(1)	16,979	2,276,714
		8,856,465
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(1)	4,206	1,042,247
Biotechnology — 9.9%
ACADIA Pharmaceuticals, Inc.(1)	44,374	1,516,260
Acceleron Pharma, Inc.(1)	8,868	245,200
Aduro Biotech, Inc.(1)	10,706	271,932
Agios Pharmaceuticals, Inc.(1)	7,535	695,782
Alder Biopharmaceuticals, Inc.(1)	51,051	1,301,801
AMAG Pharmaceuticals, Inc.(1)	41,074	2,093,542
Anacor Pharmaceuticals, Inc.(1)	24,054	1,267,405
Bluebird Bio, Inc.(1)	12,960	1,726,142
Celldex Therapeutics, Inc.(1)	50,783	1,218,792
Cepheid, Inc.(1)	38,583	2,164,506
Clovis Oncology, Inc.(1)	18,244	1,466,088
Dyax Corp.(1)	86,917	2,078,185
Esperion Therapeutics, Inc.(1)	11,429	1,087,241
Exact Sciences Corp.(1)	54,842	1,146,198
Halozyme Therapeutics, Inc.(1)	76,943	1,144,142
Isis Pharmaceuticals, Inc.(1)	54,605	3,097,196
Keryx Biopharmaceuticals, Inc.(1)	65,622	699,531
Kite Pharma, Inc.(1)	14,236	717,210
KYTHERA Biopharmaceuticals, Inc.(1)	9,806	428,424
Ligand Pharmaceuticals, Inc., Class B(1)	11,974	929,661
Neurocrine Biosciences, Inc.(1)	47,355	1,614,332
Novavax, Inc.(1)	159,212	1,230,709
Opko Health, Inc.(1)	112,016	1,541,340
Portola Pharmaceuticals, Inc.(1)	28,780	1,027,158
PTC Therapeutics, Inc.(1)	9,692	569,405
Puma Biotechnology, Inc.(1)	10,295	1,859,071
Receptos, Inc.(1)	11,052	1,628,402
Sangamo Biosciences, Inc.(1)	55,155	682,267
Sarepta Therapeutics, Inc.(1)	32,106	391,693
Spark Therapeutics, Inc.(1)	8,336	477,403
Synageva BioPharma Corp.(1)	13,780	1,267,209
TESARO, Inc.(1)	16,335	889,767
		38,473,994
7

	Shares	Value
Building Products — 3.8%
Apogee Enterprises, Inc.	56,225	$2,958,559
Caesarstone Sdot-Yam Ltd.	52,706	3,122,303
Insteel Industries, Inc.	95,629	1,937,444
Lennox International, Inc.	18,574	1,968,101
NCI Building Systems, Inc.(1)	127,949	1,980,651
Trex Co., Inc.(1)	56,421	2,647,273
		14,614,331
Capital Markets — 1.6%
Evercore Partners, Inc., Class A	62,379	3,009,163
HFF, Inc., Class A	84,992	3,330,836
		6,339,999
Chemicals — 0.6%
PolyOne Corp.	60,056	2,345,187
Commercial Services and Supplies — 3.3%
ABM Industries, Inc.	70,401	2,256,352
ARC Document Solutions, Inc.(1)	224,444	1,916,752
HNI Corp.	48,849	2,278,317
KAR Auction Services, Inc.	81,943	3,049,099
Multi-Color Corp.	54,054	3,393,510
		12,894,030
Communications Equipment — 1.3%
Infinera Corp.(1)	142,890	2,686,332
Ruckus Wireless, Inc.(1)	195,139	2,279,224
		4,965,556
Construction Materials — 1.6%
Headwaters, Inc.(1)	157,194	2,763,471
Summit Materials, Inc., Class A(1)	136,793	3,240,626
		6,004,097
Containers and Packaging — 1.5%
Berry Plastics Group, Inc.(1)	89,312	3,056,257
Graphic Packaging Holding Co.	187,720	2,646,852
		5,703,109
Distributors — 1.4%
Core-Mark Holding Co., Inc.	39,588	2,086,684
LKQ Corp.(1)	117,491	3,180,481
		5,267,165
Diversified Consumer Services — 0.8%
Nord Anglia Education, Inc.(1)	117,909	3,071,529
Diversified Financial Services — 0.8%
MarketAxess Holdings, Inc.	36,416	3,126,314
Electronic Equipment, Instruments and Components — 2.8%
Belden, Inc.	46,747	3,924,410
Cognex Corp.(1)	33,881	1,520,918
Mercury Systems, Inc.(1)	178,880	2,470,333
Methode Electronics, Inc.	66,939	2,842,230
		10,757,891
Energy Equipment and Services — 0.3%
RigNet, Inc.(1)	35,228	1,319,641
Food and Staples Retailing — 1.6%
Natural Grocers by Vitamin Cottage, Inc.(1)	69,214	1,821,713

8

	Shares	Value
United Natural Foods, Inc.(1)	66,744	$4,502,550
		6,324,263
Food Products — 1.4%
J&J Snack Foods Corp.	30,146	3,145,132
TreeHouse Foods, Inc.(1)	29,652	2,409,522
		5,554,654
Health Care Equipment and Supplies — 5.6%
Cantel Medical Corp.	25,148	1,126,379
Cardiovascular Systems, Inc.(1)	64,676	2,024,359
DexCom, Inc.(1)	55,853	3,773,987
Entellus Medical, Inc.(1)	76,149	2,095,620
HeartWare International, Inc.(1)	11,317	856,810
Insulet Corp.(1)	27,995	835,651
NuVasive, Inc.(1)	84,703	3,788,765
STERIS Corp.	45,963	3,056,540
Teleflex, Inc.	16,600	2,041,136
West Pharmaceutical Services, Inc.	40,408	2,152,938
		21,752,185
Health Care Providers and Services — 5.5%
AAC Holdings, Inc.(1)	70,232	2,434,241
Adeptus Health, Inc., Class A(1)	43,109	2,736,128
Air Methods Corp.(1)	25,529	1,166,675
AMN Healthcare Services, Inc.(1)	119,992	2,737,018
ExamWorks Group, Inc.(1)	130,295	5,335,580
Healthways, Inc.(1)	71,019	1,235,731
Molina Healthcare, Inc.(1)	19,152	1,134,373
Team Health Holdings, Inc.(1)	74,764	4,453,691
		21,233,437
Health Care Technology — 1.2%
HMS Holdings Corp.(1)	139,276	2,369,085
Medidata Solutions, Inc.(1)	45,924	2,453,719
		4,822,804
Hotels, Restaurants and Leisure — 5.8%
Buffalo Wild Wings, Inc.(1)	14,856	2,366,561
El Pollo Loco Holdings, Inc.(1)	109,009	2,853,855
La Quinta Holdings, Inc.(1)	155,977	3,755,926
Papa John's International, Inc.	92,947	5,704,157
Texas Roadhouse, Inc.	92,418	3,105,245
Vail Resorts, Inc.	47,013	4,664,160
		22,449,904
Insurance — 0.4%
Allied World Assurance Co. Holdings Ltd.	36,240	1,490,914
Internet Software and Services — 5.6%
comScore, Inc.(1)	84,624	4,430,913
CoStar Group, Inc.(1)	32,053	6,552,595
Demandware, Inc.(1)	41,165	2,535,764
Envestnet, Inc.(1)	103,762	5,318,840
Q2 Holdings, Inc.(1)	146,193	2,975,027
		21,813,139
IT Services — 1.6%
Virtusa Corp.(1)	79,304	3,156,299

9

	Shares	Value
WEX, Inc.(1)	27,872	$3,141,453
		6,297,752
Leisure Products — 1.5%
Brunswick Corp.	118,836	5,946,553
Life Sciences Tools and Services — 0.9%
Charles River Laboratories International, Inc.(1)	28,578	1,976,454
PAREXEL International Corp.(1)	26,335	1,674,248
		3,650,702
Machinery — 2.4%
John Bean Technologies Corp.	78,334	3,022,909
Middleby Corp.(1)	60,248	6,105,532
		9,128,441
Metals and Mining — 0.9%
Horsehead Holding Corp.(1)	224,622	3,358,099
Multiline Retail — 0.6%
Burlington Stores, Inc.(1)	47,908	2,470,616
Oil, Gas and Consumable Fuels — 3.3%
Carrizo Oil & Gas, Inc.(1)	74,777	4,167,322
Diamondback Energy, Inc.(1)	39,953	3,298,919
Enviva Partners, LP(1)	123,224	2,611,117
Gulfport Energy Corp.(1)	58,695	2,872,533
		12,949,891
Paper and Forest Products — 0.3%
KapStone Paper and Packaging Corp.	37,221	1,040,327
Pharmaceuticals — 2.2%
Depomed, Inc.(1)	98,155	2,283,085
Horizon Pharma plc(1)	93,247	2,622,106
Medicines Co. (The)(1)	42,463	1,087,477
Pacira Pharmaceuticals, Inc.(1)	29,153	1,996,398
Tetraphase Pharmaceuticals, Inc.(1)	12,319	434,614
		8,423,680
Professional Services — 1.4%
Huron Consulting Group, Inc.(1)	50,760	3,077,071
Korn/Ferry International	75,365	2,376,259
		5,453,330
Real Estate Investment Trusts (REITs) — 0.7%
Sun Communities, Inc.	42,710	2,650,583
Road and Rail — 1.2%
Saia, Inc.(1)	68,408	2,787,626
Swift Transportation Co.(1)	80,528	1,948,778
		4,736,404
Semiconductors and Semiconductor Equipment — 4.9%
Cavium, Inc.(1)	39,243	2,542,554
Cypress Semiconductor Corp.	314,343	4,187,049
M/A-COM Technology Solutions Holdings, Inc.(1)	55,762	1,699,068
Photronics, Inc.(1)	229,473	2,012,478
Qorvo, Inc.(1)	57,828	3,811,443
Synaptics, Inc.(1)	54,184	4,590,469
		18,843,061

10

	Shares	Value
Software — 6.6%
Barracuda Networks, Inc.(1)	64,856	$2,628,614
ePlus, Inc.(1)	25,127	2,084,536
FireEye, Inc.(1)	23,854	985,170
Manhattan Associates, Inc.(1)	63,029	3,312,804
Monotype Imaging Holdings, Inc.	89,337	2,895,412
Proofpoint, Inc.(1)	18,295	987,564
QLIK Technologies, Inc.(1)	102,001	3,548,615
Tyler Technologies, Inc.(1)	23,714	2,891,922
Ultimate Software Group, Inc.(1)	14,627	2,431,300
Verint Systems, Inc.(1)	60,567	3,720,631
		25,486,568
Specialty Retail — 5.1%
Kirkland's, Inc.(1)	151,563	3,598,106
Men's Wearhouse, Inc. (The)	86,035	4,868,721
Monro Muffler Brake, Inc.	53,344	3,194,772
Restoration Hardware Holdings, Inc.(1)	64,365	5,546,332
Tile Shop Holdings, Inc.(1)	187,164	2,427,517
		19,635,448
Technology Hardware, Storage and Peripherals — 1.8%
Nimble Storage, Inc.(1)	111,517	2,727,706
Super Micro Computer, Inc.(1)	153,490	4,415,907
		7,143,613
Textiles, Apparel and Luxury Goods — 1.5%
Skechers U.S.A., Inc., Class A(1)	64,425	5,793,096
Wireless Telecommunication Services — 0.7%
RingCentral, Inc., Class A(1)	148,613	2,560,602
TOTAL COMMON STOCKS (Cost $288,197,610)		381,572,639
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $1,332,608), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $1,309,446)		1,309,443
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $3,198,954), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $3,142,665)		3,142,662
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $3,742,613), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $3,668,001)		3,668,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,232	4,232
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,124,337)		8,124,337
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $296,321,947)		389,696,976
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,792,815)
TOTAL NET ASSETS — 100.0%		$387,904,161

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $296,321,947)	$389,696,976
Receivable for investments sold	4,991,185
Receivable for capital shares sold	267,457
Dividends and interest receivable	15,522
394,971,140

Liabilities
Payable for investments purchased	6,363,320
Payable for capital shares redeemed	222,879
Accrued management fees	446,793
Distribution and service fees payable	33,987
7,066,979

Net Assets	$387,904,161

Net Assets Consist of:
Capital (par value and paid-in surplus)	$382,948,747
Accumulated net investment loss	(5,488,594)
Accumulated net realized loss	(82,931,021)
Net unrealized appreciation	93,375,029
$387,904,161

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$178,919,474	12,902,664	$13.87
Institutional Class, $0.01 Par Value	$67,385,051	4,786,047	$14.08
A Class, $0.01 Par Value	$104,570,338	7,720,670	$13.54*
B Class, $0.01 Par Value	$594,866	46,982	$12.66
C Class, $0.01 Par Value	$12,050,013	948,291	$12.71
R Class, $0.01 Par Value	$1,599,021	119,633	$13.37
R6 Class, $0.01 Par Value	$22,785,398	1,614,766	$14.11
*Maximum offering price $14.37 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,899)	$861,987
Interest	1,070
863,057

Expenses:
Management fees	2,594,045
Distribution and service fees:
A Class	128,867
B Class	3,101
C Class	60,439
R Class	3,625
Directors' fees and expenses	6,910
2,796,987

Net investment income (loss)	(1,933,930)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,895,789
Foreign currency transactions	19,888
26,915,677

Change in net unrealized appreciation (depreciation) on:
Investments	4,510,333
Translation of assets and liabilities in foreign currencies	(15,996)
4,494,337

Net realized and unrealized gain (loss)	31,410,014

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,476,084

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$(1,933,930)	$(4,072,462)
Net realized gain (loss)	26,915,677	68,980,855
Change in net unrealized appreciation (depreciation)	4,494,337	(37,263,366)
Net increase (decrease) in net assets resulting from operations	29,476,084	27,645,027

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(16,705,508)	(85,899,458)

Redemption Fees
Increase in net assets from redemption fees	7,279	32,108

Net increase (decrease) in net assets	12,777,855	(58,222,323)

Net Assets
Beginning of period	375,126,306	433,348,629
End of period	$387,904,161	$375,126,306

Accumulated net investment loss	$(5,488,594)	$(3,554,664)

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

15

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.300% for the Institutional Class and 0.750% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 1.41% for the Investor Class, A Class, B Class, C Class and R Class, 1.21% for the Institutional Class and 1.06% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

17

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $160,347,138 and $180,751,727, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	165,000,000		165,000,000
Sold	1,584,786	$22,009,135	2,973,559	$36,997,342
Redeemed	(1,962,321)	(26,600,818)	(6,364,796)	(78,560,612)
	(377,535)	(4,591,683)	(3,391,237)	(41,563,270)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	154,057	2,117,960	498,126	6,292,729
Redeemed	(944,469)	(13,206,839)	(3,476,777)	(43,573,925)
	(790,412)	(11,088,879)	(2,978,651)	(37,281,196)
A Class/Shares Authorized	110,000,000		110,000,000
Sold	512,738	6,881,883	794,104	9,618,573
Redeemed	(769,353)	(10,235,805)	(2,550,555)	(30,759,719)
	(256,615)	(3,353,922)	(1,756,451)	(21,141,146)
B Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	8,571	97,098
Redeemed	(9,937)	(121,299)	(63,019)	(720,580)
	(9,937)	(121,299)	(54,448)	(623,482)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	46,024	573,505	189,767	2,181,272
Redeemed	(90,686)	(1,140,115)	(381,341)	(4,360,695)
	(44,662)	(566,610)	(191,574)	(2,179,423)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	23,534	314,686	29,376	350,874
Redeemed	(14,734)	(192,464)	(92,712)	(1,120,090)
	8,800	122,222	(63,336)	(769,216)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	344,857	4,922,675	1,440,038	17,986,045
Redeemed	(146,105)	(2,028,012)	(26,231)	(327,770)
	198,752	2,894,663	1,413,807	17,658,275
Net increase (decrease)	(1,271,609)	$(16,705,508)	(7,021,890)	$(85,899,458)

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$381,572,639	—	—
Temporary Cash Investments	4,232	$8,120,105	—
	$381,576,871	$8,120,105	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $20,037 in net realized gain (loss) on foreign currency transactions and $(16,153) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

19

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$297,386,085
Gross tax appreciation of investments	$97,746,847
Gross tax depreciation of investments	(5,435,956)
Net tax appreciation (depreciation) of investments	$92,310,891

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had accumulated short-term capital losses of $(108,751,398), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of October 31, 2014, the fund had late-year ordinary loss deferrals of $(3,538,511), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$12.82	(0.07)	1.12	1.05	—	$13.87	8.19%	1.42%(4)	(0.97)%(4)	43%	$178,919
2014	$11.95	(0.11)	0.98	0.87	—	$12.82	7.28%	1.40%	(0.93)%	75%	$170,316
2013	$8.79	(0.05)	3.23	3.18	(0.02)	$11.95	36.23%	1.42%	(0.47)%	80%	$199,294
2012	$8.06	(0.01)	0.74	0.73	—	$8.79	9.06%	1.42%	(0.12)%	62%	$144,021
2011	$7.45	(0.07)	0.68	0.61	—	$8.06	8.19%	1.40%	(0.84)%	108%	$166,243
2010	$5.47	(0.03)	2.01	1.98	—	$7.45	36.20%	1.42%	(0.48)%	183%	$142,793
Institutional Class
2015(3)	$13.01	(0.05)	1.12	1.07	—	$14.08	8.22%	1.22%(4)	(0.77)%(4)	43%	$67,385
2014	$12.10	(0.09)	1.00	0.91	—	$13.01	7.52%	1.20%	(0.73)%	75%	$72,542
2013	$8.88	(0.02)	3.26	3.24	(0.02)	$12.10	36.61%	1.22%	(0.27)%	80%	$103,520
2012	$8.13	0.01	0.74	0.75	—	$8.88	9.23%	1.22%	0.08%	62%	$96,092
2011	$7.50	(0.05)	0.68	0.63	—	$8.13	8.40%	1.20%	(0.64)%	108%	$105,520
2010	$5.49	(0.02)	2.03	2.01	—	$7.50	36.61%	1.22%	(0.28)%	183%	$114,513

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$12.54	(0.08)	1.08	1.00	—	$13.54	7.97%	1.67%(4)	(1.22)%(4)	43%	$104,570
2014	$11.72	(0.14)	0.96	0.82	—	$12.54	7.00%	1.65%	(1.18)%	75%	$100,051
2013	$8.63	(0.07)	3.17	3.10	(0.01)	$11.72	36.00%	1.67%	(0.72)%	80%	$114,080
2012	$7.94	(0.03)	0.72	0.69	—	$8.63	8.69%	1.67%	(0.37)%	62%	$98,665
2011	$7.35	(0.09)	0.68	0.59	—	$7.94	8.03%	1.65%	(1.09)%	108%	$115,741
2010	$5.41	(0.05)	1.99	1.94	—	$7.35	35.86%	1.67%	(0.73)%	183%	$126,763
B Class
2015(3)	$11.77	(0.12)	1.01	0.89	—	$12.66	7.56%	2.42%(4)	(1.97)%(4)	43%	$595
2014	$11.08	(0.22)	0.91	0.69	—	$11.77	6.23%	2.40%	(1.93)%	75%	$670
2013	$8.21	(0.13)	3.00	2.87	—	$11.08	34.96%	2.42%	(1.47)%	80%	$1,234
2012	$7.60	(0.09)	0.70	0.61	—	$8.21	8.03%	2.42%	(1.12)%	62%	$1,623
2011	$7.10	(0.15)	0.65	0.50	—	$7.60	7.04%	2.40%	(1.84)%	108%	$2,197
2010	$5.26	(0.09)	1.93	1.84	—	$7.10	34.98%	2.42%	(1.48)%	183%	$3,107
C Class
2015(3)	$11.81	(0.12)	1.02	0.90	—	$12.71	7.62%	2.42%(4)	(1.97)%(4)	43%	$12,050
2014	$11.12	(0.22)	0.91	0.69	—	$11.81	6.21%	2.40%	(1.93)%	75%	$11,727
2013	$8.24	(0.14)	3.02	2.88	—	$11.12	34.95%	2.42%	(1.47)%	80%	$13,171
2012	$7.63	(0.09)	0.70	0.61	—	$8.24	7.99%	2.42%	(1.12)%	62%	$11,291
2011	$7.13	(0.15)	0.65	0.50	—	$7.63	7.01%	2.40%	(1.84)%	108%	$12,691
2010	$5.28	(0.09)	1.94	1.85	—	$7.13	35.04%	2.42%	(1.48)%	183%	$13,476

22

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$12.39	(0.10)	1.08	0.98	—	$13.37	7.91%	1.92%(4)	(1.47)%(4)	43%	$1,599
2014	$11.61	(0.17)	0.95	0.78	—	$12.39	6.72%	1.90%	(1.43)%	75%	$1,373
2013	$8.56	(0.10)	3.16	3.06	(0.01)	$11.61	35.73%	1.92%	(0.97)%	80%	$2,022
2012	$7.89	(0.04)	0.71	0.67	—	$8.56	8.49%	1.92%	(0.62)%	62%	$1,570
2011	$7.33	(0.11)	0.67	0.56	—	$7.89	7.64%	1.90%	(1.34)%	108%	$1,266
2010	$5.41	(0.06)	1.98	1.92	—	$7.33	35.49%	1.92%	(0.98)%	183%	$998
R6 Class
2015(3)	$13.03	(0.04)	1.12	1.08	—	$14.11	8.29%	1.07%(4)	(0.62)%(4)	43%	$22,785
2014	$12.10	(0.08)	1.01	0.93	—	$13.03	7.69%	1.07%	(0.60)%	75%	$18,447
2013(5)	$11.33	(0.02)	0.79	0.77	—	$12.10	6.80%	1.05%(4)	(0.55)%(4)	80%(6)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through October 31, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85692 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Ultra® Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCUX	5.60%	17.06%	15.08%	8.11%	11.64%	11/2/81
Russell 1000 Growth Index	—	6.54%	16.67%	15.48%	9.62%	10.84%(2)	—
S&P 500 Index	—	4.40%	12.98%	14.32%	8.32%	11.73%(2)	—
Institutional Class	TWUIX	5.69%	17.29%	15.31%	8.33%	6.95%	11/14/96
A Class(3)	TWUAX						10/2/96
No sales charge*		5.46%	16.77%	14.79%	7.84%	6.66%
With sales charge*		-0.60%	10.05%	13.45%	7.20%	6.32%
C Class	TWCCX						10/29/01
No sales charge*		5.07%	15.90%	13.93%	7.04%	5.41%
With sales charge*		4.10%	15.90%	13.93%	7.04%	5.41%
R Class	AULRX	5.35%	16.49%	14.52%	7.57%	7.20%	8/29/03
R6 Class	AULDX	5.80%	17.51%	—	—	18.09%	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since October 31, 1981, the date nearest the Investor Class's inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.01%	0.81%	1.26%	2.01%	1.51%	0.66%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	9.4%
Google, Inc.*	4.1%
Gilead Sciences, Inc.	3.0%
Starbucks Corp.	3.0%
Amazon.com, Inc.	2.9%
Celgene Corp.	2.7%
UnitedHealth Group, Inc.	2.6%
MasterCard, Inc., Class A	2.5%
Walt Disney Co. (The)	2.4%
Visa, Inc., Class A	2.3%
* Includes all classes of the issuer.

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	10.2%
Internet Software and Services	9.0%
Biotechnology	8.4%
IT Services	4.8%
Software	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,056.00	$5.00	0.98%
Institutional Class	$1,000	$1,056.90	$3.98	0.78%
A Class	$1,000	$1,054.60	$6.27	1.23%
C Class	$1,000	$1,050.70	$10.07	1.98%
R Class	$1,000	$1,053.50	$7.54	1.48%
R6 Class	$1,000	$1,058.00	$3.21	0.63%
Hypothetical
Investor Class	$1,000	$1,019.94	$4.91	0.98%
Institutional Class	$1,000	$1,020.93	$3.91	0.78%
A Class	$1,000	$1,018.70	$6.16	1.23%
C Class	$1,000	$1,014.98	$9.89	1.98%
R Class	$1,000	$1,017.46	$7.40	1.48%
R6 Class	$1,000	$1,021.67	$3.16	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.9%
Boeing Co. (The)	841,000	$120,548,940
United Technologies Corp.	1,066,000	121,257,500
		241,806,440
Auto Components — 0.3%
BorgWarner, Inc.	474,000	28,060,800
Automobiles — 0.8%
Tesla Motors, Inc.(1)	296,000	66,910,800
Banks — 1.0%
JPMorgan Chase & Co.	1,324,000	83,756,240
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A(1)	156,000	38,656,800
Constellation Brands, Inc., Class A(1)	1,050,000	121,737,000
		160,393,800
Biotechnology — 8.4%
Alexion Pharmaceuticals, Inc.(1)	463,000	78,353,490
Celgene Corp.(1)	2,132,000	230,383,920
Gilead Sciences, Inc.(1)	2,496,000	250,872,960
Isis Pharmaceuticals, Inc.(1)	410,000	23,255,200
Regeneron Pharmaceuticals, Inc.(1)	286,000	130,833,560
		713,699,130
Capital Markets — 1.7%
Franklin Resources, Inc.	1,375,000	70,895,000
T. Rowe Price Group, Inc.	939,000	76,228,020
		147,123,020
Chemicals — 2.8%
Monsanto Co.	1,328,000	151,338,880
Valspar Corp. (The)	1,027,000	83,289,700
		234,628,580
Communications Equipment — 1.8%
QUALCOMM, Inc.	2,296,000	156,128,000
Consumer Finance — 0.9%
American Express Co.	1,022,000	79,153,900
Electrical Equipment — 2.7%
Acuity Brands, Inc.	679,000	113,359,050
Eaton Corp. plc	253,000	17,388,690
Emerson Electric Co.	1,712,000	100,716,960
		231,464,700
Energy Equipment and Services — 2.0%
Core Laboratories NV	427,000	56,056,560
Schlumberger Ltd.	1,166,000	110,315,260
		166,371,820

7

	Shares	Value
Food and Staples Retailing — 2.9%
Costco Wholesale Corp.	1,253,000	$179,241,650
Whole Foods Market, Inc.	1,319,000	62,995,440
		242,237,090
Food Products — 1.3%
Mead Johnson Nutrition Co.	841,000	80,668,720
Nestle SA	412,000	32,127,626
		112,796,346
Health Care Equipment and Supplies — 2.6%
Intuitive Surgical, Inc.(1)	258,649	128,284,731
St. Jude Medical, Inc.	960,000	67,248,000
Varian Medical Systems, Inc.(1)	303,000	26,921,550
		222,454,281
Health Care Providers and Services — 4.0%
Express Scripts Holding Co.(1)	1,401,000	121,046,400
UnitedHealth Group, Inc.	1,946,000	216,784,400
		337,830,800
Health Care Technology — 1.1%
Cerner Corp.(1)	1,287,000	92,419,470
Hotels, Restaurants and Leisure — 4.2%
Chipotle Mexican Grill, Inc.(1)	164,000	101,899,760
Starbucks Corp.	5,044,000	250,081,520
		351,981,280
Household Durables — 0.5%
GoPro, Inc., Class A(1)	806,000	40,364,480
Insurance — 1.2%
MetLife, Inc.	2,046,000	104,939,340
Internet and Catalog Retail — 2.9%
Amazon.com, Inc.(1)	580,000	244,632,400
Internet Software and Services — 9.0%
Alibaba Group Holding Ltd. ADR(1)	113,000	9,185,770
Baidu, Inc. ADR(1)	308,000	61,686,240
Facebook, Inc., Class A(1)	2,217,000	174,633,090
Google, Inc., Class A(1)	318,484	174,774,465
Google, Inc., Class C(1)	318,873	171,343,169
LinkedIn Corp., Class A(1)	382,000	96,313,660
Tencent Holdings Ltd.	3,675,000	75,897,744
		763,834,138
IT Services — 4.8%
MasterCard, Inc., Class A	2,354,802	212,426,689
Visa, Inc., Class A	2,965,000	195,838,250
		408,264,939
Machinery — 3.2%
Cummins, Inc.	701,000	96,920,260
Donaldson Co., Inc.	749,000	27,990,130
WABCO Holdings, Inc.(1)	558,000	69,443,100

8

	Shares	Value
Wabtec Corp.	772,000	$72,606,600
		266,960,090
Media — 4.6%
Time Warner, Inc.	2,228,000	188,065,480
Walt Disney Co. (The)	1,837,000	199,718,640
		387,784,120
Oil, Gas and Consumable Fuels — 1.7%
Concho Resources, Inc.(1)	279,000	35,338,140
EOG Resources, Inc.	866,000	85,690,700
Noble Energy, Inc.	476,000	24,142,720
		145,171,560
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,756,000	142,745,240
Pharmaceuticals — 1.0%
Pfizer, Inc.	2,487,000	84,383,910
Professional Services — 1.1%
Nielsen NV	2,081,000	93,520,140
Semiconductors and Semiconductor Equipment — 1.2%
ARM Holdings plc	2,455,000	41,732,306
Linear Technology Corp.	1,199,000	55,309,870
		97,042,176
Software — 4.8%
NetSuite, Inc.(1)	506,000	48,358,420
Oracle Corp.	2,649,000	115,549,380
Salesforce.com, Inc.(1)	1,084,000	78,936,880
Splunk, Inc.(1)	445,000	29,523,525
Tableau Software, Inc., Class A(1)	412,000	40,310,080
VMware, Inc., Class A(1)	743,000	65,458,300
Workday, Inc.(1)	326,000	29,734,460
		407,871,045
Specialty Retail — 3.1%
O'Reilly Automotive, Inc.(1)	476,000	103,687,080
Tiffany & Co.	181,000	15,833,880
TJX Cos., Inc. (The)	2,234,000	144,182,360
		263,703,320
Technology Hardware, Storage and Peripherals — 10.2%
Apple, Inc.	6,336,315	792,989,822
EMC Corp.	2,568,000	69,104,880
		862,094,702
Textiles, Apparel and Luxury Goods — 3.9%
Burberry Group plc	1,892,256	50,552,687
NIKE, Inc., Class B	1,915,000	189,278,600
Under Armour, Inc., Class A(1)	1,142,000	88,562,100
		328,393,387
Tobacco — 1.4%
Philip Morris International, Inc.	1,439,000	120,113,330
TOTAL COMMON STOCKS (Cost $3,845,095,448)		8,431,034,814

9

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $8,706,211), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $8,554,886)		$8,554,867
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $20,899,447), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $20,531,698)		20,531,681
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $24,450,349), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $23,967,007)		23,967,000
State Street Institutional Liquid Reserves Fund, Premier Class	42,867	42,867
TOTAL TEMPORARY CASH INVESTMENTS (Cost $53,096,415)		53,096,415
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,898,191,863)		8,484,131,229
OTHER ASSETS AND LIABILITIES — (0.2)%		(16,948,888)
TOTAL NET ASSETS — 100.0%		$8,467,182,341

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,342,976	CHF	26,002,350	Credit Suisse AG	5/29/15	$(550,967)
GBP	1,272,441	USD	1,967,333	Credit Suisse AG	5/29/15	(14,476)
USD	81,877,025	GBP	53,783,842	Credit Suisse AG	5/29/15	(666,781)
						$(1,232,224)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,898,191,863)	$8,484,131,229
Foreign currency holdings, at value (cost of $398,518)	396,952
Receivable for investments sold	3,366,700
Receivable for capital shares sold	952,223
Dividends and interest receivable	2,745,264
8,491,592,368

Liabilities
Payable for investments purchased	13,229,228
Payable for capital shares redeemed	3,092,817
Unrealized depreciation on forward foreign currency exchange contracts	1,232,224
Accrued management fees	6,834,802
Distribution and service fees payable	20,956
24,410,027

Net Assets	$8,467,182,341

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,740,424,419
Undistributed net investment income	14,007,789
Undistributed net realized gain	128,063,302
Net unrealized appreciation	4,584,686,831
$8,467,182,341

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$8,152,865,228	224,059,067	$36.39
Institutional Class, $0.01 Par Value	$196,449,124	5,249,330	$37.42
A Class, $0.01 Par Value	$72,436,458	2,063,444	$35.10*
C Class, $0.01 Par Value	$2,686,546	85,824	$31.30
R Class, $0.01 Par Value	$8,617,113	249,144	$34.59
R6 Class, $0.01 Par Value	$34,127,872	912,125	$37.42
*Maximum offering price $37.24 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $372,339)	$56,501,445
Interest	5,117
56,506,562
Expenses:
Management fees	40,528,098
Distribution and service fees:
A Class	90,467
C Class	12,543
R Class	20,878
Directors' fees and expenses	253,746
Other expenses	225
40,905,957

Net investment income (loss)	15,600,605

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	161,388,129
Foreign currency transactions	4,123,032
165,511,161

Change in net unrealized appreciation (depreciation) on:
Investments	276,621,443
Translation of assets and liabilities in foreign currencies	(2,778,838)
273,842,605

Net realized and unrealized gain (loss)	439,353,766

Net Increase (Decrease) in Net Assets Resulting from Operations	$454,954,371

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$15,600,605	$22,736,256
Net realized gain (loss)	165,511,161	574,984,530
Change in net unrealized appreciation (depreciation)	273,842,605	560,375,653
Net increase (decrease) in net assets resulting from operations	454,954,371	1,158,096,439

Distributions to Shareholders
From net investment income:
Investor Class	(25,643,753)	(22,249,493)
Institutional Class	(1,043,481)	(1,003,895)
A Class	(57,827)	(36,312)
R6 Class	(199,356)	(176)
From net realized gains:
Investor Class	(539,477,637)	(287,611,433)
Institutional Class	(13,666,153)	(7,766,552)
A Class	(5,033,302)	(2,913,158)
C Class	(192,382)	(96,221)
R Class	(590,316)	(274,425)
R6 Class	(2,035,262)	(1,048)
Decrease in net assets from distributions	(587,939,469)	(321,952,713)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	298,122,535	(154,161,615)

Net increase (decrease) in net assets	165,137,437	681,982,111

Net Assets
Beginning of period	8,302,044,904	7,620,062,793
End of period	$8,467,182,341	$8,302,044,904

Undistributed net investment income	$14,007,789	$25,351,601

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not

14

limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.990% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.790% for the Institutional Class and 0.450% to 0.640% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 0.98% for the Investor Class, A Class, C Class and R Class, 0.78% for the Institutional Class and 0.63% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $475,171,470 and $732,197,486, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,500,000,000		3,500,000,000
Sold	2,787,187	$100,429,828	6,200,249	$213,362,510
Issued in reinvestment of distributions	16,395,869	546,966,398	9,141,045	300,466,112
Redeemed	(9,675,711)	(349,389,260)	(19,472,162)	(674,617,017)
	9,507,345	298,006,966	(4,130,868)	(160,788,395)
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	347,029	12,923,346	768,139	27,328,125
Issued in reinvestment of distributions	419,817	14,391,326	255,214	8,603,265
Redeemed	(1,128,367)	(41,133,487)	(1,281,115)	(46,122,369)
	(361,521)	(13,818,815)	(257,762)	(10,190,979)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	180,673	6,279,119	407,067	13,580,404
Issued in reinvestment of distributions	152,311	4,905,938	88,201	2,806,562
Redeemed	(263,401)	(9,157,427)	(690,952)	(23,193,216)
	69,583	2,027,630	(195,684)	(6,806,250)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	16,007	491,460	19,057	573,448
Issued in reinvestment of distributions	4,717	135,843	2,224	64,240
Redeemed	(11,486)	(354,443)	(14,867)	(456,659)
	9,238	272,860	6,414	181,029
R Class/Shares Authorized	50,000,000		50,000,000
Sold	34,495	1,194,603	89,195	2,986,075
Issued in reinvestment of distributions	17,210	546,763	8,616	271,047
Redeemed	(27,713)	(957,275)	(76,899)	(2,556,081)
	23,992	784,091	20,912	701,041
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	321,257	12,067,440	635,580	23,373,082
Issued in reinvestment of distributions	65,225	2,234,618	36	1,224
Redeemed	(93,614)	(3,452,255)	(17,151)	(632,367)
	292,868	10,849,803	618,465	22,741,939
Net increase (decrease)	9,541,505	$298,122,535	(3,938,523)	$(154,161,615)

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,230,724,451	$200,310,363	—
Temporary Cash Investments	42,867	53,053,548	—
	$8,230,767,318	$253,363,911	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(1,232,224)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $122,936,529.

The value of foreign currency risk derivative instruments as of April 30, 2015, is disclosed on the Statement of Assets and Liabilities as a liability of $1,232,224 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $4,113,435 in net realized gain (loss) on foreign currency transactions and $(2,808,222) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,936,031,885
Gross tax appreciation of investments	$4,563,102,347
Gross tax depreciation of investments	(15,003,003)
Net tax appreciation (depreciation) of investments	$4,548,099,344

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$37.20	0.07	1.77	1.84	(0.12)	(2.53)	(2.65)	$36.39	5.60%	0.98%(4)	0.98%(4)	0.38%(4)	0.38%(4)	6%	$8,152,865
2014	$33.56	0.10	4.96	5.06	(0.10)	(1.32)	(1.42)	$37.20	15.66%	1.00%	1.01%	0.29%	0.28%	16%	$7,981,781
2013	$25.68	0.15	7.86	8.01	(0.13)	—	(0.13)	$33.56	31.34%	0.99%	0.99%	0.52%	0.52%	26%	$7,338,222
2012	$23.42	0.06	2.20	2.26	—	—	—	$25.68	9.65%	0.99%	0.99%	0.26%	0.26%	13%	$6,194,268
2011	$21.22	0.04	2.20	2.24	(0.04)	—	(0.04)	$23.42	10.59%	0.99%	0.99%	0.16%	0.16%	13%	$5,984,972
2010	$17.82	0.05	3.44	3.49	(0.09)	—	(0.09)	$21.22	19.63%	1.00%	1.00%	0.25%	0.25%	24%	$5,906,158
Institutional Class
2015(3)	$38.22	0.10	1.82	1.92	(0.19)	(2.53)	(2.72)	$37.42	5.69%	0.78%(4)	0.78%(4)	0.58%(4)	0.58%(4)	6%	$196,449
2014	$34.44	0.17	5.10	5.27	(0.17)	(1.32)	(1.49)	$38.22	15.90%	0.80%	0.81%	0.49%	0.48%	16%	$214,464
2013	$26.32	0.17	8.10	8.27	(0.15)	—	(0.15)	$34.44	31.56%	0.79%	0.79%	0.72%	0.72%	26%	$202,118
2012	$23.95	0.12	2.25	2.37	—	—	—	$26.32	9.90%	0.79%	0.79%	0.46%	0.46%	13%	$52,362
2011	$21.69	0.08	2.27	2.35	(0.09)	—	(0.09)	$23.95	10.85%	0.79%	0.79%	0.36%	0.36%	13%	$52,751
2010	$18.22	0.09	3.51	3.60	(0.13)	—	(0.13)	$21.69	19.81%	0.80%	0.80%	0.45%	0.45%	24%	$45,791

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$35.94	0.02	1.70	1.72	(0.03)	(2.53)	(2.56)	$35.10	5.46%	1.23%(4)	1.23%(4)	0.13%(4)	0.13%(4)	6%	$72,436
2014	$32.46	0.01	4.81	4.82	(0.02)	(1.32)	(1.34)	$35.94	15.35%	1.25%	1.26%	0.04%	0.03%	16%	$71,650
2013	$24.89	0.08	7.60	7.68	(0.11)	—	(0.11)	$32.46	30.99%	1.24%	1.24%	0.27%	0.27%	26%	$71,063
2012	$22.75	—(5)	2.14	2.14	—	—	—	$24.89	9.41%	1.24%	1.24%	0.01%	0.01%	13%	$63,461
2011	$20.62	(0.02)	2.15	2.13	—	—	—	$22.75	10.33%	1.24%	1.24%	(0.09)%	(0.09)%	13%	$62,304
2010	$17.33	—(5)	3.33	3.33	(0.04)	—	(0.04)	$20.62	19.24%	1.25%	1.25%	0.00%(6)	0.00%(6)	24%	$68,109
C Class
2015(3)	$32.41	(0.10)	1.52	1.42	—	(2.53)	(2.53)	$31.30	5.07%	1.98%(4)	1.98%(4)	(0.62)%(4)	(0.62)%(4)	6%	$2,687
2014	$29.60	(0.22)	4.35	4.13	—	(1.32)	(1.32)	$32.41	14.51%	2.00%	2.01%	(0.71)%	(0.72)%	16%	$2,482
2013	$22.83	(0.13)	6.96	6.83	(0.06)	—	(0.06)	$29.60	29.98%	1.99%	1.99%	(0.48)%	(0.48)%	26%	$2,077
2012	$21.02	(0.17)	1.98	1.81	—	—	—	$22.83	8.61%	1.99%	1.99%	(0.74)%	(0.74)%	13%	$1,464
2011	$19.20	(0.17)	1.99	1.82	—	—	—	$21.02	9.48%	1.99%	1.99%	(0.84)%	(0.84)%	13%	$678
2010	$16.22	(0.13)	3.11	2.98	—	—	—	$19.20	18.45%	2.00%	2.00%	(0.75)%	(0.75)%	24%	$789
21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$35.46	(0.02)	1.68	1.66	—	(2.53)	(2.53)	$34.59	5.35%	1.48%(4)	1.48%(4)	(0.12)%(4)	(0.12)%(4)	6%	$8,617
2014	$32.10	(0.08)	4.76	4.68	—	(1.32)	(1.32)	$35.46	15.08%	1.50%	1.51%	(0.21)%	(0.22)%	16%	$7,983
2013	$24.66	0.01	7.53	7.54	(0.10)	—	(0.10)	$32.10	30.66%	1.49%	1.49%	0.02%	0.02%	26%	$6,556
2012	$22.60	(0.06)	2.12	2.06	—	—	—	$24.66	9.12%	1.49%	1.49%	(0.24)%	(0.24)%	13%	$5,595
2011	$20.54	(0.08)	2.14	2.06	—	—	—	$22.60	10.03%	1.49%	1.49%	(0.34)%	(0.34)%	13%	$4,173
2010	$17.26	(0.05)	3.33	3.28	—	—	—	$20.54	19.00%	1.50%	1.50%	(0.25)%	(0.25)%	24%	$3,260
R6 Class
2015(3)	$38.25	0.13	1.82	1.95	(0.25)	(2.53)	(2.78)	$37.42	5.80%	0.63%(4)	0.63%(4)	0.73%(4)	0.73%(4)	6%	$34,128
2014	$34.46	0.05	5.28	5.33	(0.22)	(1.32)	(1.54)	$38.25	16.06%	0.65%	0.66%	0.64%	0.63%	16%	$23,684
2013(7)	$31.57	0.05	2.84	2.89	—	—	—	$34.46	9.15%	0.63%(4)	0.64%(4)	0.61%(4)	0.60%(4)	26%(8)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85689 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Veedot® Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AMVIX	8.38%	14.59%	14.84%	8.67%	5.56%	11/30/99
Russell 3000 Index	—	4.74%	12.74%	14.32%	8.66%	5.18%	—
Institutional Class	AVDIX	8.52%	14.84%	15.07%	8.88%	4.59%	8/1/00

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
1.25%	1.05%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Microsoft Corp.	1.7%
Apple, Inc.	1.6%
Exxon Mobil Corp.	1.6%
Aetna, Inc.	1.4%
Western Digital Corp.	1.3%
Eli Lilly & Co.	1.2%
Janus Capital Group, Inc.	1.2%
Time Warner Cable, Inc.	1.2%
Gray Television, Inc.	1.2%
Intel Corp.	1.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	6.6%
Pharmaceuticals	5.3%
Capital Markets	5.2%
IT Services	4.9%
Software	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	2.8%
Other Assets and Liabilities	(1.7)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,083.80	$6.46	1.25%
Institutional Class	$1,000	$1,085.20	$5.43	1.05%
Hypothetical
Investor Class	$1,000	$1,018.60	$6.26	1.25%
Institutional Class	$1,000	$1,019.59	$5.26	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.0%
Curtiss-Wright Corp.	13,921	$1,017,068
General Dynamics Corp.	7,400	1,016,168
Rockwell Collins, Inc.	10,544	1,026,248
Textron, Inc.	22,251	978,599
		4,038,083
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.(1)	38,807	967,458
Automobiles — 0.6%
Ford Motor Co.	38,405	606,799
Banks — 0.6%
Wells Fargo & Co.	11,497	633,485
Beverages — 1.5%
Brown-Forman Corp., Class B	5,948	536,688
Coca-Cola Femsa SAB de CV ADR	10,034	801,717
Monster Beverage Corp.(1)	1,565	214,577
		1,552,982
Biotechnology — 1.0%
Celgene Corp.(1)	8,885	960,113
Capital Markets — 5.2%
AllianceBernstein Holding LP	38,319	1,201,301
BlackRock, Inc.	1,860	676,928
Blackstone Group LP (The)	25,589	1,048,126
Janus Capital Group, Inc.	69,308	1,240,613
KCG Holdings, Inc., Class A(1)	79,450	1,020,138
		5,187,106
Chemicals — 2.1%
Dow Chemical Co. (The)	21,306	1,086,606
Mosaic Co. (The)	22,772	1,001,968
		2,088,574
Communications Equipment — 1.1%
Cisco Systems, Inc.	38,617	1,113,328
Construction Materials — 1.1%
Headwaters, Inc.(1)	63,456	1,115,556
Consumer Finance — 0.9%
American Express Co.	11,383	881,613
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class A(1)	4	853,600
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	20,465	1,032,255
Electric Utilities — 0.8%
Exelon Corp.	23,994	816,276
Electrical Equipment — 1.0%
Emerson Electric Co.	17,704	1,041,526

7

	Shares	Value
Electronic Equipment, Instruments and Components — 1.6%
Arrow Electronics, Inc.(1)	8,542	$510,043
Corning, Inc.	52,482	1,098,448
		1,608,491
Energy Equipment and Services — 1.2%
Halliburton Co.	19,022	931,127
Transocean Ltd.	12,146	228,588
		1,159,715
Food and Staples Retailing — 2.5%
CVS Health Corp.	6,169	612,520
Kroger Co. (The)	13,923	959,434
Wal-Mart Stores, Inc.	12,216	953,459
		2,525,413
Food Products — 2.7%
Archer-Daniels-Midland Co.	20,048	979,946
General Mills, Inc.	13,586	751,849
Mondelez International, Inc., Class A	25,070	961,936
		2,693,731
Health Care Equipment and Supplies — 0.8%
DexCom, Inc.(1)	11,947	807,259
Health Care Providers and Services — 4.2%
Aetna, Inc.	13,070	1,396,791
Air Methods Corp.(1)	13,183	602,463
Anthem, Inc.	7,803	1,177,707
Express Scripts Holding Co.(1)	11,751	1,015,286
		4,192,247
Hotels, Restaurants and Leisure — 2.1%
Hyatt Hotels Corp., Class A(1)	12,791	742,517
McDonald's Corp.	6,478	625,451
Ruth's Hospitality Group, Inc.	49,487	720,036
		2,088,004
Household Products — 0.7%
Colgate-Palmolive Co.	10,508	706,978
Independent Power and Renewable Electricity Producers — 1.2%
Ormat Technologies, Inc.	32,330	1,182,955
Industrial Conglomerates — 1.9%
3M Co.	4,772	746,293
General Electric Co.	43,121	1,167,717
		1,914,010
Insurance — 2.6%
ACE Ltd.	5,624	601,712
Aflac, Inc.	16,221	1,022,572
HCI Group, Inc.	22,723	990,268
		2,614,552
Internet and Catalog Retail — 0.8%
TripAdvisor, Inc.(1)	9,603	772,945
Internet Software and Services — 1.2%
Facebook, Inc., Class A(1)	7,653	602,827
WebMD Health Corp.(1)	14,165	625,385
		1,228,212

8

	Shares	Value
IT Services — 4.9%
Euronet Worldwide, Inc.(1)	19,637	$1,148,372
Fiserv, Inc.(1)	11,972	929,027
International Business Machines Corp.	4,502	771,148
Luxoft Holding, Inc.(1)	21,137	1,095,531
Visa, Inc., Class A	15,547	1,026,879
		4,970,957
Leisure Products — 1.0%
Nautilus, Inc.(1)	57,551	967,432
Life Sciences Tools and Services — 3.1%
Bio-Techne Corp.	10,337	991,938
Charles River Laboratories International, Inc.(1)	16,162	1,117,764
Waters Corp.(1)	7,661	959,081
		3,068,783
Media — 3.6%
Comcast Corp., Class A	3,796	219,257
Gray Television, Inc.(1)	91,860	1,218,064
Time Warner Cable, Inc.	7,921	1,231,874
Walt Disney Co. (The)	9,077	986,851
		3,656,046
Metals and Mining — 0.3%
RTI International Metals, Inc.(1)	8,583	323,150
Multi-Utilities — 0.6%
Dominion Resources, Inc.	7,750	555,520
Multiline Retail — 1.0%
Macy's, Inc.	15,492	1,001,248
Oil, Gas and Consumable Fuels — 6.6%
Anadarko Petroleum Corp.	11,960	1,125,436
Cabot Oil & Gas Corp.	10,050	339,891
Chevron Corp.	8,902	988,656
EOG Resources, Inc.	10,580	1,046,891
Exxon Mobil Corp.	18,221	1,591,969
Occidental Petroleum Corp.	7,347	588,495
Tsakos Energy Navigation Ltd.	105,990	972,988
		6,654,326
Paper and Forest Products — 0.6%
International Paper Co.	11,871	637,710
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	12,013	976,537
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	12,123	772,599
Eli Lilly & Co.	17,353	1,247,160
Merck & Co., Inc.	12,116	721,629
Mylan NV(1)	12,979	937,863
Prestige Brands Holdings, Inc.(1)	24,230	951,027
Sanofi ADR	13,489	681,869
		5,312,147
Professional Services — 2.1%
Korn/Ferry International	33,729	1,063,475
RPX Corp.(1)	68,741	1,069,610
		2,133,085

9

	Shares	Value
Real Estate Investment Trusts (REITs) — 2.7%
Chambers Street Properties	125,903	$944,272
Columbia Property Trust, Inc.	31,875	836,081
WP Carey, Inc.	15,293	970,800
		2,751,153
Road and Rail — 0.9%
ArcBest Corp.	26,591	949,299
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	37,131	1,208,614
Micron Technology, Inc.(1)	36,965	1,039,825
Tessera Technologies, Inc.	10,890	393,238
		2,641,677
Software — 4.6%
Fortinet, Inc.(1)	23,200	875,568
Microsoft Corp.	34,872	1,696,174
Oracle Corp.	24,202	1,055,691
SolarWinds, Inc.(1)	19,800	965,844
		4,593,277
Specialty Retail — 2.6%
Home Depot, Inc. (The)	9,102	973,732
Lowe's Cos., Inc.	14,060	968,172
Penske Automotive Group, Inc.	12,898	629,551
		2,571,455
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	13,209	1,653,106
Seagate Technology plc	18,765	1,101,881
Western Digital Corp.	12,903	1,261,139
		4,016,126
Thrifts and Mortgage Finance — 3.3%
Capitol Federal Financial, Inc.	74,325	891,900
Essent Group Ltd.(1)	41,774	1,042,261
Northwest Bancshares, Inc.	59,238	729,220
TFS Financial Corp.	47,863	699,757
		3,363,138
Tobacco — 0.9%
Philip Morris International, Inc.	11,033	920,925
Trading Companies and Distributors — 0.5%
Aircastle Ltd.	19,465	466,771
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, Series L ADR	22,733	474,892
TOTAL COMMON STOCKS (Cost $89,706,435)		99,388,920
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $471,814), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $463,613)		463,612
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $1,132,599), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $1,112,670)		1,112,669

10

Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,330,313), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $1,299,000)	$1,299,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,875,281)	2,875,281
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $92,581,716)	102,264,201
OTHER ASSETS AND LIABILITIES — (1.7)%	(1,750,285)
TOTAL NET ASSETS — 100.0%	$100,513,916

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	13,447	USD	15,024	UBS AG	5/29/15	$80
USD	633,146	EUR	583,861	UBS AG	5/29/15	(22,645)
GBP	218,100	USD	334,281	Credit Suisse AG	5/29/15	444
GBP	251,876	USD	389,427	Credit Suisse AG	5/29/15	(2,865)
GBP	14,619	USD	22,255	Credit Suisse AG	5/29/15	181
USD	707,512	GBP	473,529	Credit Suisse AG	5/29/15	(19,228)
USD	16,661	GBP	11,066	Credit Suisse AG	5/29/15	(322)
						$(44,355)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $92,581,716)	$102,264,201
Receivable for investments sold	1,552,787
Receivable for capital shares sold	74,602
Unrealized appreciation on forward foreign currency exchange contracts	705
Dividends and interest receivable	106,358
103,998,653

Liabilities
Disbursements in excess of demand deposit cash	1,445
Payable for investments purchased	3,271,848
Payable for capital shares redeemed	63,558
Unrealized depreciation on forward foreign currency exchange contracts	45,060
Accrued management fees	102,826
3,484,737

Net Assets	$100,513,916

Net Assets Consist of:
Capital (par value and paid-in surplus)	$83,524,561
Undistributed net investment income	98,559
Undistributed net realized gain	7,252,666
Net unrealized appreciation	9,638,130
$100,513,916

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$97,800,843	8,936,948	$10.94
Institutional Class, $0.01 Par Value	$2,713,073	243,059	$11.16

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,054)	$905,146
Interest	232
905,378

Expenses:
Management fees	595,297
Directors' fees and expenses	1,720
597,017

Net investment income (loss)	308,361

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,898,589
Foreign currency transactions	172,326
9,070,915

Change in net unrealized appreciation (depreciation) on:
Investments	(1,576,585)
Translation of assets and liabilities in foreign currencies	(78,413)
(1,654,998)

Net realized and unrealized gain (loss)	7,415,917

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,724,278

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$308,361	$545,978
Net realized gain (loss)	9,070,915	11,501,263
Change in net unrealized appreciation (depreciation)	(1,654,998)	(838,591)
Net increase (decrease) in net assets resulting from operations	7,724,278	11,208,650

Distributions to Shareholders
From net investment income:
Investor Class	(488,170)	(933,951)
Institutional Class	(18,491)	(1,513)
Decrease in net assets from distributions	(506,661)	(935,464)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(299,131)	(5,259,520)

Redemption Fees
Increase in net assets from redemption fees	2,014	6,720

Net increase (decrease) in net assets	6,920,500	5,020,386

Net Assets
Beginning of period	93,593,416	88,573,030
End of period	$100,513,916	$93,593,416

Undistributed net investment income	$98,559	$296,859

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

15

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.000% to 1.250% for the Investor Class. The annual management fee schedule ranges from 0.800% to 1.050% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 1.25% and 1.05% for the Investor Class and Institutional Class, respectively.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $86,088,856 and $86,713,295, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	405,511	$4,408,642	719,155	$6,834,412
Issued in reinvestment of distributions	47,825	475,861	99,908	912,160
Redeemed	(493,431)	(5,201,791)	(1,558,477)	(15,012,894)
	(40,095)	(317,288)	(739,414)	(7,266,322)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	4,653	49,644	251,800	2,432,360
Issued in reinvestment of distributions	1,824	18,491	163	1,513
Redeemed	(4,813)	(49,978)	(44,714)	(427,071)
	1,664	18,157	207,249	2,006,802
Net increase (decrease)	(38,431)	$(299,131)	(532,165)	$(5,259,520)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$99,388,920	—	—
Temporary Cash Investments	—	$2,875,281	—
	$99,388,920	$2,875,281	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$705	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(45,060)	—

18

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,275,414.

The value of foreign currency risk derivative instruments as of April 30, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $705 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $45,060 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $172,326 in net realized gain (loss) on foreign currency transactions and $(78,413) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$92,595,689
Gross tax appreciation of investments	$11,095,450
Gross tax depreciation of investments	(1,426,938)
Net tax appreciation (depreciation) of investments	$9,668,512

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had accumulated short-term capital losses of $(1,907,755), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.15	0.03	0.82	0.85	(0.06)	$10.94	8.38%	1.25%(4)	0.64%(4)	91%	$97,801
2014	$9.08	0.06	1.11	1.17	(0.10)	$10.15	12.96%	1.25%	0.59%	184%	$91,093
2013	$6.90	0.06	2.25	2.31	(0.13)	$9.08	34.11%	1.25%	0.80%	158%	$88,256
2012	$6.25	0.09	0.65	0.74	(0.09)	$6.90	12.03%	1.26%	1.35%	257%	$72,311
2011	$5.68	0.05	0.53	0.58	(0.01)	$6.25	10.16%	1.25%	0.82%	280%	$72,851
2010	$4.71	—(5)	0.97	0.97	—(5)	$5.68	20.66%	1.26%	(0.06)%	260%	$78,441
Institutional Class
2015(3)	$10.36	0.04	0.84	0.88	(0.08)	$11.16	8.52%	1.05%(4)	0.84%(4)	91%	$2,713
2014	$9.27	0.09	1.11	1.20	(0.11)	$10.36	13.13%	1.05%	0.79%	184%	$2,501
2013	$7.03	0.07	2.31	2.38	(0.14)	$9.27	34.41%	1.05%	1.00%	158%	$317
2012	$6.37	0.10	0.66	0.76	(0.10)	$7.03	12.18%	1.06%	1.55%	257%	$158
2011	$5.78	0.06	0.55	0.61	(0.02)	$6.37	10.55%	1.05%	1.02%	280%	$169
2010	$4.79	0.01	0.99	1.00	(0.01)	$5.78	20.97%	1.06%	0.14%	260%	$2,981

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85690 1506

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2015